              As filed with the Securities and Exchange Commission.
                                                      '33 Act File No. 33-86408

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                           [X]

                         POST EFFECTIVE AMENDMENT NO. 7

                                       and


                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                  [X]
                                 AMENDMENT NO. 7

                        NATIONWIDE VA SEPARATE ACCOUNT- B
                           (Exact Name of Registrant)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)


This Post-Effective amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 1998 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

===============================================================================

                                   1 of 120

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                  PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS
    Item    1.  Cover page...................................................................................3
    Item    2.  Definitions..................................................................................5
    Item    3.  Synopsis or Highlights......................................................................14
    Item    4.  Condensed Financial Information.............................................................15
    Item    5.  General Description of Registrant, Depositor, and Portfolio Companies.......................20
    Item    6.  Deductions and Expenses.....................................................................21
    Item    7.  General Description of Variable Annuity Contracts...........................................22
    Item    8.  Annuity Period..............................................................................28
    Item    9.  Death Benefit and Distributions.............................................................31
    Item   10.  Purchases and Contract Value................................................................22
    Item   11.  Redemptions.................................................................................25
    Item   12.  Taxes.......................................................................................34
    Item   13.  Legal Proceedings...........................................................................46
    Item   14.  Table of Contents of the Statement of Additional Information................................46

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
    Item   15.  Cover Page..................................................................................55
    Item   16.  Table of Contents...........................................................................55
    Item   17.  General Information and History.............................................................55
    Item   18.  Services....................................................................................55
    Item   19.  Purchase of Securities Being Offered........................................................55
    Item   20.  Underwriters................................................................................56
    Item   21.  Calculation of Performance Information......................................................56
    Item   22.  Annuity Payments............................................................................56
    Item   23.  Financial Statements........................................................................57

Part C     OTHER INFORMATION
    Item   24.  Financial Statements and Exhibits...........................................................97
    Item   25.  Directors and Officers of the Depositor.....................................................99
    Item   26.  Persons Controlled by or Under Common Control with the Depositor or Registrant.............101
    Item   27.  Number of Contract Owners..................................................................111
    Item   28.  Indemnification............................................................................111
    Item   29.  Principal Underwriter......................................................................111
    Item   30.  Location of Accounts and Records...........................................................113
    Item   31.  Management Services........................................................................113
    Item   32.  Undertakings...............................................................................113


                                    2 of 120

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                   Home Office
                                 P.O. Box 16609
                    Columbus, Ohio 43216-6609, 1-800-848-6331
                               TDD 1-800-238-3035
           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
             ISSUED BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-B

The Contracts described in this prospectus are Modified Single Purchase Payment Contracts (collectively referred to as the "Contracts"). Reference throughout the prospectus to such Contracts will mean individual contracts as well as Certificates issued under Group Modified Single Premium Retirement Contracts. For such Group Contracts, references to "Contract Owner" will mean the "Participant" unless the plan otherwise permits or requires the Contract Owner to exercise contractual rights under the authority of the plan terms. The Contracts are sold for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code (the "Code"). The Contracts are sold as either: Non-Qualified Contracts; IRAs; Roth IRAs; SEP IRAs; Tax Sheltered Annuities; or Qualified Contracts. Annuity payments are deferred until a selected later date.

Purchase Payments are allocated to the Nationwide VA Separate Account-B ("Variable Account"), a separate account of Nationwide Life and Annuity Insurance Company (the "Company"). The Underlying Mutual Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The Variable Account uses its assets to purchase shares at Net Asset Value in one or more of the following series of the Underlying Mutual Fund options:

      AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN
                        CENTURY(SM) FAMILY OF INVESTMENTS


 American Century VP Balanced              American Century VP Capital Appreciation
  American Century VP Income & Growth        American Century VP International

                            American Century VP Value
                                     DREYFUS
Dreyfus Stock Index Fund, Inc.          Dreyfus Variable Investment Fund-Capital Appreciation Portfolio

          Dreyfus Variable Investment Fund-Growth & Income Portfolio*

               The Dreyfus Socially Responsible Growth Fund, Inc.

                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND
       VIP Equity-Income Portfolio                 VIP Growth Portfolio
       VIP High Income Portfolio*                  VIP Overseas Portfolio

                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
       VIP II Asset Manager Portfolio              VIP II Contrafund Portfolio

                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
                     VIP III Growth Opportunities Portfolio

                                 MORGAN STANLEY
     Morgan Stanley Universal Funds, Inc. - Emerging Markets Debt Portfolio
 Van Kampen American Capital Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio

                        NATIONWIDE SEPARATE ACCOUNT TRUST
  Capital Appreciation Fund     Government Bond Fund          Money Market Fund
  Nationwide Small Cap Value Fund                 Nationwide Small Company Fund
                                Total Return Fund

                  NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
AMT Growth Portfolio   AMT Guardian Portfolio    AMT Limited Maturity Bond Portfolio
                             AMT Partners Portfolio
                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
      Oppenheimer Bond Fund           Oppenheimer Global Securities Fund
      Oppenheimer Growth Fund         Oppenheimer Multiple Strategies Fund




                                       1
                                   3 of 120

   STRONG OPPORTUNITY FUND II, INC. (FORMERLY "STRONG SPECIAL FUNDS II. INC.")

                      STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Discovery Fund II, Inc.                     International Stock Fund II
                        VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                             Worldwide Emerging Markets Fund
                           Worldwide Hard Assets Fund

                              WARBURG PINCUS TRUST
 International Equity Portfolio              Post-Venture Capital Portfolio
                         Small Company Growth Portfolio

* These Funds may invest in lower quality debt securities commonly referred to as junk bonds.

This prospectus provides you with basic information you should know about the Contracts issued by the Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1998, containing further information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission ("SEC"). You can obtain a copy without charge from the Company by calling 1-800-848-6331, TDD 1-800-238-3035 or writing P.O. Box 16609, Columbus, Ohio 43216-6609.

THE BENEFITS DESCRIBED IN THIS PROSPECTUS MAY NOT BE AVAILABLE IN EVERY JURISDICTION. PLEASE REFER TO YOUR CONTRACT FOR SPECIFIC BENEFIT INFORMATION.

INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, ANY ADVISER OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE SEC MAINTAINS A WEB SITE, www.sec.gov, THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AS WELL AS ANY MATERIAL INCORPORATED BY REFERENCE RELATING TO THIS PROSPECTUS.

INFORMATION ABOUT THIS PRODUCT AND OTHER BEST OF AMERICA PRODUCTS CAN BE OBTAINED ON THE WORLD-WIDE WEB AT www.bestofamerica.com.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1998, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 44 OF THE PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                       2
                                    4 of 120

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT- The person designated to receive annuity payments during Annuitization and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of Contract issuance, unless the Company has approved a request for an Annuitant of greater age. The Annuitant may be changed prior to the Annuitization Date with the consent of the Company.

ANNUITIZATION- The period during which annuity payments are received.

ANNUITIZATION DATE- The date on which annuity payments commence.


ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract. The Annuity Commencement Date may be changed by the Contract Owner with the consent of the Company.


ANNUITY PAYMENT OPTION- The chosen form of annuity payments. Several options are available under the Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY- The person designated to receive certain benefits under the Contract when the Annuitant dies prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life and Annuity Insurance Company.


CONTINGENT ANNUITANT- The person who may be the recipient of certain rights or benefits under the Contract when the Annuitant dies before the Annuitization Date. If a Contingent Annuitant is designated and the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant may not be named for Contracts issued as Qualified Contracts, IRAs, Roth IRAs, SEP IRAs or Tax Sheltered Annuities.


CONTINGENT BENEFICIARY- The person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant.


CONTINGENT OWNER- A Contingent Owner succeeds to the rights of the Contract Owner upon the Contract Owner's death before Annuitization. A Contingent Owner may not be named for Contracts issued as Qualified Contracts, IRAs, Roth IRAs, SEP IRAs or Tax Sheltered Annuities.


CONTRACT- The Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.


CONTRACT OWNER- The person who possesses all rights under the Contract, including the right to designate and change any designations of the Contract Owner, Contingent Owner, Annuitant, Contingent Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date. The Contract Owner is the person named as Contract Owner on the application, unless changed.


CONTRACT VALUE- The sum of the value of all Accumulation Units attributable to the Contract.

CONTRACT YEAR- Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE- The date shown as the Date of Issue on the Data Page of the Contract.


DEATH BENEFIT- The benefit which is payable upon the death of the Annuitant or the Contingent Annuitant, if applicable. This benefit does not apply upon the death of the Contract Owner when the Contract Owner and Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be as specified in the Annuity Payment Option elected.


DISTRIBUTION- Any payment of part or all of the Contract Value

ERISA- The Employee Retirement Income Security Act of 1974, as amended.


                                       3
                                    5 of 120

FIXED PAYMENT ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.


HOME OFFICE- The main office of the Company located in Columbus, Ohio.


INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408 of the Code, but does not include Roth Individual Retirement Accounts, which qualify for favorable tax treatment under Section 408A of the Code.

INDIVIDUAL RETIREMENT ANNUITY ("IRA")- An annuity contract which qualifies for favorable tax treatment under Section 408 of the Code, but does not include Roth IRAs, which qualify for favorable tax treatment under Section 408A of the Code.

JOINT OWNER- The Joint Owner possesses an undivided interest in the entire Contract in conjunction with the Contract Owner. If a Joint Owner is named, references to "Contract Owner" or "Joint Owner" will apply to both the Contract Owner and Joint Owner or either of them. Joint Owners must be spouses at the time Joint Ownership is requested unless otherwise required by state law. Joint Ownership may be selected only for Non-Qualified Contracts.

NET ASSET VALUE- The value of one share of an Underlying Mutual Fund at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment under Sections 401 and 403(a) (Qualified Plans), 408 (IRAs) 408A (Roth
IRAs) or 403(b) (Tax Sheltered Annuities) of the Code.


PLAN PARTICIPANT-The person for whom contributions are being made to a Qualified Contract or Tax Sheltered Annuity either through employer contributions or employee salary reduction contributions.

PURCHASE PAYMENT- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers among the Sub-Accounts.

QUALIFIED CONTRACTS- A contract issued to fund a Qualified Plan.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under Sections 401 or 403(a) of the Code.


ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Code.


SEP IRA- A retirement plan which receives favorable tax treatment under Section 408(k) of the Code.


SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.


TAX SHELTERED ANNUITY- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.


UNDERLYING MUTUAL FUND- A registered open-end management investment company in which the assets of the Sub-Accounts will be invested.

VALUATION DATE- Each day the New York Stock Exchange and the Home Office are open for business or any other day during which there is a sufficient degree of trading of the Underlying Mutual Fund shares that the current Variable Account Contract Value might be materially affected.


VALUATION PERIOD- The period of time commencing at the close of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- The Nationwide VA Separate Account-B, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in the shares of a separate Underlying Mutual Fund.


VARIABLE PAYMENT ANNUITY- An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience of the Variable Account.

                                      4
                                   6 of 120

                                TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS...........................................................................................3
SUMMARY OF CONTRACT EXPENSES........................................................................................7
UNDERLYING MUTUAL FUND ANNUAL EXPENSES..............................................................................7
EXAMPLE.............................................................................................................9
SYNOPSIS...........................................................................................................12
CONDENSED FINANCIAL INFORMATION....................................................................................13
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY......................................................................18
NATIONWIDE ADVISORY SERVICES, INC..................................................................................18
THE VARIABLE ACCOUNT...............................................................................................18
           Underlying Mutual Fund Options..........................................................................18
           Voting Rights...........................................................................................19
           Substitution of Securities..............................................................................19
VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS......................................................................19
           Expenses of Variable Account............................................................................19
           Mortality Risk Charge...................................................................................19
           Expense Risk Charge.....................................................................................19
           Administration Charge...................................................................................20
           Premium Taxes...........................................................................................20
OPERATION OF THE CONTRACT..........................................................................................20
           Investments of the Variable Account.....................................................................20
           Allocation of Purchase Payments and Contract Value......................................................20
           Value of an Accumulation Unit...........................................................................20
           Net Investment Factor...................................................................................21
           Determining the Contract Value..........................................................................21
           Right to Revoke.........................................................................................21
           Transfers...............................................................................................21
           Contract Ownership......................................................................................22
           Joint Ownership.........................................................................................22
           Contingent Ownership....................................................................................22
           Beneficiary.............................................................................................23
           Surrender (Redemption)..................................................................................23
           Surrenders Under a Qualified Contract or Tax-Sheltered Annuity Contract.................................23
           Loan Privilege..........................................................................................24
           Assignment..............................................................................................25
CONTRACT OWNER SERVICES............................................................................................26
           Asset Rebalancing.......................................................................................26
           Dollar Cost Averaging...................................................................................26
           Systematic Withdrawals..................................................................................26
ANNUITY PAYMENT PERIOD, DEATH BENEFIT, AND OTHER DISTRIBUTIONS.....................................................26
           Annuity Commencement Date...............................................................................26
           Annuitization...........................................................................................26
           Fixed Payment Annuity - First and Subsequent Payments...................................................27
           Variable Payment Annuity - First and Subsequent Payments................................................27
           Variable Payment Annuity - Assumed Investment Rate......................................................27
           Variable Payment Annuity - Value of an Annuity Unit.....................................................27
           Variable Payment Annuity - Exchanges Among Underlying Mutual Fund Options...............................27
           Frequency and Amount of Annuity Payments................................................................27
           Annuity Payment Options.................................................................................27
           Death of Contract Owner -Non-Qualified Contracts........................................................28
           Death of Annuitant - Non-Qualified Contracts............................................................28
           Death of Contract Owner/Annuitant.......................................................................28
           Death Benefit Payment...................................................................................29
            Required Distributions for Non-Qualified Contracts.....................................................29
           Required Distributions for Qualified Plans or Tax Sheltered Annuities...................................30
           Required Distributions for IRAs or SEP IRAs.............................................................31



                                       5
                                    7 of 120

           Required Distributions for Roth IRAs....................................................................32
FEDERAL TAX CONSIDERATIONS.........................................................................................32
           Federal Income Taxes....................................................................................32
           Puerto Rico.............................................................................................33
           Non-Qualified Contracts-Natural Persons as Contract Owners..............................................33
           Non-Qualified Contracts-Non-Natural Persons as Contract Owners..........................................34
           Qualified Plans, IRAs, SEP IRAs and Tax Sheltered Annuities.............................................34
           Roth IRAs...............................................................................................35
           Withholding.............................................................................................35
           Non-Resident Aliens.....................................................................................36
           Federal Estate, Gift, and Generation Skipping Transfer Taxes............................................36
           Charge for Tax..........................................................................................36
           Diversification.........................................................................................36
           Tax Changes.............................................................................................37
GENERAL INFORMATION................................................................................................38
           Contract Owner Inquiries................................................................................38
           Statements and Reports..................................................................................38
           Advertising.............................................................................................38
YEAR 2000 COMPLIANCE ISSUES........................................................................................44
LEGAL PROCEEDINGS..................................................................................................44
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS..............................................................44
APPENDIX...........................................................................................................45



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                                    8 of 120

                          SUMMARY OF CONTRACT EXPENSES

VARIABLE ACCOUNT ANNUAL EXPENSES

       Mortality and Expense Risk Charges..........................   1.25%
       Administration Charge.......................................   0.20%
         Total Variable Account Annual Expenses....................   1.45%


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)

-------------------------------------------------------------------------------------------------------------
                                                   Management                               Total Mutual
                                                      Fees            Other Expenses       Fund Expenses
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,                 1.00%                0.00%                1.00%
Inc.-American Century VP Balanced
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,                 1.00%                0.00%                1.00%
Inc.-American Century VP Capital Appreciation
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,                 0.70%                0.00%                0.70%
Inc.-American Century VP Income & Growth
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,                 1.50%                0.00%                1.50%
Inc.-American Century VP International
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,                 1.00%                0.00%                1.00%
Inc.-American Century VP Value
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                        0.25%                0.03%                0.28%
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund- Capital             0.75%                0.05%                0.80%
Appreciation Portfolio
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund- Growth &            0.75%                0.05%                0.80%
Income Portfolio
-------------------------------------------------------------------------------------------------------------
The  Dreyfus Socially Responsible Growth              0.75%                0.01%                0.76%
Fund, Inc.
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio*                 0.50%                0.07%                0.57%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio*                        0.60%                0.07%                0.67%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                    0.59%                0.12%                0.71%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio*                      0.75%                0.15%                0.90%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio*              0.55%                0.09%                0.64%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio*                 0.60%                0.08%                0.68%
-------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities                 0.60%                0.13%                0.73%
Portfolio*
-------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds,                       0.04%                1.26%                1.30%
Inc.-Emerging Markets Debt Portfolio*
-------------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund                        0.60%                0.09%                0.69%
-------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                             0.50%                0.08%                0.58%
-------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                                0.40%                0.08%                0.48%
-------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small Cap Value Fund*                 0.90%                0.15%                1.05%
-------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small Company Fund                  1.00%                0.11%                1.11%
-------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                                0.60%                0.07%                0.67%
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT- Growth Portfolio              0.83%                0.07%                0.90%
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT- Guardian Portfolio            0.60%                0.40%                1.00%
-------------------------------------------------------------------------------------------------------------
Neuberger  &  Berman  AMT-  Limited  Maturity         0.65%                0.12%                0.77%
Bond Portfolio
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT- Partners Portfolio            0.80%                0.06%                0.86%
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-                   0.73%                0.05%                0.78%
Oppenheimer Bond Fund
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-                   0.70%                0.06%                0.76%
Oppenheimer Global Securities Fund
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account                          0.73%                0.02%                0.75%
Funds- Oppenheimer Growth Fund
-------------------------------------------------------------------------------------------------------------

                                       7
                                    9 of 120

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)
                                    CONTINUED

-------------------------------------------------------------------------------------------------------------
                                                   Management                               Total Mutual
                                                      Fees            Other Expenses       Fund Expenses
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-                   0.72%                0.03%                0.75%
Oppenheimer Multiple Strategies Fund
-------------------------------------------------------------------------------------------------------------
Strong Opportunity  Fund II, Inc.                     1.00%                0.15%                1.15%
-------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,                      1.00%                0.18%                1.18%
Inc.- Discovery Fund II, Inc.
-------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,                      1.00%                0.51%                1.51%
Inc.- International Stock Fund II
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust- Worldwide          1.00%                0.12%                1.12%
Bond Fund
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust- Worldwide          0.80%                0.00%                0.80%
Emerging Markets Fund*
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust- Worldwide          1.00%                0.17%                1.17%
Hard Assets Fund*
-------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment           1.00%                0.07%                1.07%
Trust- Morgan Stanley Real Estate Securities
Portfolio
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust- International Equity            1.00%                0.35%                1.35%
Portfolio*
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust- Post- Venture Capital           1.07%                0.33%                1.40%
Portfolio*
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust- Small Company Growth            0.90%                0.24%                1.14%
Portfolio*
-------------------------------------------------------------------------------------------------------------

       The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the unit values of the Variable Account. The management fees and other expenses are more fully described in the prospectus for each individual Underlying Mutual Fund. The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company. Except as otherwise noted, the Management Fees and Other Expenses are not currently subject to fee waivers or expense reimbursements.

* The investment advisers for the indicated Underlying Mutual Funds have voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Absent any partial reimbursement "Management Fees" and "Other Expenses" would have been 0.50% and 0.08% for Fidelity VIP Equity-Income Portfolio, 0.60% and 0.09% for Fidelity VIP Growth Portfolio, 0.75% and 0.17% for Fidelity VIP Overseas Portfolio, 0.55% and 0.10% for Fidelity VIP II Asset Manager Portfolio, 0.60% and 0.11% for Fidelity VIP II Contrafund Portfolio, 0.60% and 0.14% for Fidelity VIP III Growth Opportunities Portfolio, 0.80% and 1.26% for Morgan Stanley Universal Funds, Inc. - Emerging Markets Debt Portfolio, 0.90% and 5.41% for NSAT-Nationwide Small Cap Value Fund, 1.00% and 0.18% for Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund, 1.00% and 0.34% for Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund, 1.00% and 0.36% for Warburg Pincus Trust - International Equity Portfolio, 1.25% and 0.33% for Warburg Pincus Trust - Post-Venture Capital Portfolio, and 0.90% and 0.25% for Warburg Pincus Trust - Small Company Growth Portfolio.



                                       8
                                   10 of 120

                                    EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below.

----------------------------------------------------------------------------------------------------------------------
                               If you surrender your     If you do not surrender your  If you annuitize your Contract
                                      Contract            Contract at the end of the    at the end of the applicable
                            at the end of the applicable    applicable time period              time period
                                    time period
----------------------------------------------------------------------------------------------------------------------
                            1 Yr. 3 Yrs. 5 Yrs.  10 Yrs. 1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
----------------------------------------------------------------------------------------------------------------------
American Century Variable    26     79     135     287    26     79     135     287      *     79      135     287
Portfolios, Inc.- American
Century VP Balanced
----------------------------------------------------------------------------------------------------------------------
American Century Variable    26     79     135     287    26     79     135     287      *     79      135     287
Portfolios, Inc.- American
Century VP Capital
Appreciation
----------------------------------------------------------------------------------------------------------------------
American Century Variable    23     70     119     256    23     70     119     256      *     70      119     256
Portfolios, Inc.- American
Century VP Income &Growth
----------------------------------------------------------------------------------------------------------------------
American Century Variable    31     95     161     338    31     95     161     338      *     95      161     338
Portfolios, Inc.- American
Century VP International
----------------------------------------------------------------------------------------------------------------------
American Century Variable    26     79     135     287    26     79     135     287      *     79      135     287
Portfolios, Inc.- American
Century VP Value
----------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund,    18     56      97     210    18     56      97     210      *     56      97      210
Inc.
----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable             24     73     125     266    24     73     125     266      *     73      125     266
Investment Fund- Capital
Appreciation Portfolio
----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable             24     73     125     266    24     73     125     266      *     73      125     266
Investment Fund- Growth &
Income Portfolio
----------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially         23     71     122     262    23     71     122     262      *     71      122     262
Responsible Growth Fund,
Inc.
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income   21     65     112     242    21     65     112     242      *     65      112     242
Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth          22     69     118     253    22     69     118     253      *     69      118     253
Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income     23     70     120     257    23     70     120     257      *     70      120     257
Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas        25     76     130     277    25     76     130     277      *     76      130     277
Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset        22     68     116     249    22     68     116     249      *     68      116     249
Manager Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund   22     69     118     254    22     69     118     254      *     69      118     254
Portfolio
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth      23     71     121     259    23     71     121     259      *     71      121     259
Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal     29     88     151     318    29     88     151     318      *     88      151     318
Funds, Inc.- Emerging
Markets Debt Portfolio
----------------------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation   22     69     119     255    22     69     119     255      *     69      119     255
Fund
----------------------------------------------------------------------------------------------------------------------
NSAT- Government Bond Fund   22     66     113     243    21     66     113     243      *     66      113     243
----------------------------------------------------------------------------------------------------------------------
NSAT- Money Market Fund      20     63     108     232    20     63     108     232      *     63      108     232
----------------------------------------------------------------------------------------------------------------------

                                       9
                                   11 of 120

----------------------------------------------------------------------------------------------------------------------------
                          If you surrender your Contract    If you do not surrender your      If you annuitize your Contract
                           at the end of the applicable      Contract at the end of the        at the end of the applicable
                                time period                    applicable time period                 time period
----------------------------------------------------------------------------------------------------------------------------
                          1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.      1 Yr. 3 Yrs  5 Yrs. 10 Yrs.      1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
----------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small      26     81     138     292         26     81    138     292          *      81      138     292
Cap Value Fund
----------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small      27     83     141     299         27     83    141     299          *      83      141     299
Company Fund
----------------------------------------------------------------------------------------------------------------------------
NSAT- Total Return Fund     22     69     118     253         22     69    118     253          *      69      118     253
----------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman          25     76     130     277         25     76    130     277          *      76      130     277
AMT- Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-     26     79     135     287         26     79    135     287          *      79      135     287
Guardian Portfolio
----------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman          23     72     123     263         23     72    123     263          *      72      123     263
AMT- Limited Maturity
Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman          24     75     128     273         24     75    128     273          *      75      128     273
AMT Partners
Portfolio
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable        23     72     123     264         23     72    123     264          *      72      123     264
Account
Funds- Oppenheimer Bond
Fund
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable        23     71     122     262         23     71    122     262          *      71      122     262
Account Funds-
Oppenheimer Global
Securities Fund
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable        23     71     122     261         23     71    122     261          *      71      122     261
Account Funds-
Oppenheimer Growth Fund
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable        23     71     122     261         23     71    122     261          *      71      122     261
Account
Funds- Oppenheimer
Multiple Strategies Fund
----------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund     27     84     143     303         27     84    143     303          *      84      143     303
II, Inc.
----------------------------------------------------------------------------------------------------------------------------
Strong Variable             28     85     144     306         28     85    144     306          *      85      144     306
Insurance Funds, Inc.-
Discovery Fund II, Inc.
----------------------------------------------------------------------------------------------------------------------------
Strong Variable             31     95     161     339         31     95    161     339          *      95      161     339
Insurance Funds, Inc.-
International Stock
Fund II
----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide           27     83     141     300         27     83    141     300          *      83      141     300
Insurance
Trust- Worldwide Bond Fund
----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide           24     73     125     266         24     73    125     266          *      73      125     266
Insurance
Trust- Worldwide Emerging
Markets Fund
----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide           28     84     144     305         28     84    144     305          *      84      144     305
Insurance
Trust- Worldwide Hard
Assets Fund
----------------------------------------------------------------------------------------------------------------------------
Van Kampen American         26     81     139     294         26     81    139     294          *      81      139     294
Capital Life Investment
Trust- Morgan Stanley
Real Estate Securities
Portfolio
----------------------------------------------------------------------------------------------------------------------------


                                      10
                                   12 of 120

----------------------------------------------------------------------------------------------------------------------------
                          If you surrender your Contract    If you do not surrender your      If you annuitize your Contract
                           at the end of the applicable      Contract at the end of the        at the end of the applicable
                                time period                    applicable time period                 time period
----------------------------------------------------------------------------------------------------------------------------
                          1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.      1 Yr. 3 Yrs  5 Yrs. 10 Yrs.      1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
----------------------------------------------------------------------------------------------------------------------------
Warburg Pincus              29     90     153     323         29     90    153     323          *      90      153     323
Trust- International
Equity Portfolio
----------------------------------------------------------------------------------------------------------------------------
Warburg Pincus              30     92     156     328         30     92    156     328          *      92      156     328
Trust-Post- Venture
Capital Portfolio
----------------------------------------------------------------------------------------------------------------------------
Warburg Pincus              27     83     142     302         27     83    142     302          *      83      142     302
Trust- Small Company
Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

*The Contracts sold under this prospectus do not permit Annuitizations during the first two Contract Years.

The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Variable Account as well as those of the Underlying Mutual Fund options are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges and Other Deductions." For more complete information regarding expenses paid out of the assets of the Underlying Mutual Fund options, see the prospectus for each Underlying Mutual Fund. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").


                                       11
                                   13 of 120

                                    SYNOPSIS

The Contracts can be categorized as follows: (1) Non-Qualified; (2) IRAs; (3) Roth IRAs; (4) SEP IRAs; (5) Tax Sheltered Annuities; and (6) Qualified.

The initial first year Purchase Payment must be at least $15,000 and subsequent Purchase Payments, if any, at least $1,000. The cumulative total of all purchase payments under contracts issued by the Company on the life of any one Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

The Company does not deduct a sales charge from Purchase Payments made for these Contracts, nor is any sales charge deducted upon the surrender of the Contract.

The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net assets of the Variable Account for mortality risks assumed by the Company (see "Mortality Risk Charge"). The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% of the daily net assets of the Variable Account for the Company's risk by undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").

The Company also assesses an Administration Charge equal to an annual rate of 0.20% of the daily net assets of the Variable Account. This charge is to reimburse the Company for administrative expenses related to the issuance and maintenance of the Contracts (see "Administration Charge").

Upon Annuitization, the selected Annuity Payment Option will begin (see "Annuity Payment Option"). However, if the net amount to be applied to any Annuity Payment Option on the Annuitization Date is less than $5,000, the Contract Value may be distributed in lump sum in lieu of annuity payments. If any annuity payment would be less than $50, the Company will have the right to change the frequency of payments to such intervals as will result in payments of at least $50. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

Taxation of the Contracts will depend on the type of Contract issued (see "FEDERAL TAX CONSIDERATIONS"). In addition, the Company will charge against the Purchase Payments or the Contract Value the amount of any premium taxes levied by a state or any other governmental entity (see "Premium Taxes").

The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full unless otherwise required by law. State and/or federal law may provide additional free look privileges. All IRA, Roth IRA and SEP IRA refunds will be return of Purchase Payments (see "Right to Revoke").




                                       12
                                   14 of 120

CONDENSED FINANCIAL INFORMATION
Accumulation Unit values for an Accumulation Unit outstanding throughout the period.


                                                                           NUMBER OF UNITS
                        BEGINNING UNIT     ENDING UNIT     PERCENT CHANGE   AT THE END OF
         FUND               VALUE             VALUE        IN UNIT VALUE      THE PERIOD          YEAR
-------------------------------------------------------------------------------------------------------------
American Century          10.871600         12.407611          14.13%           43,518            1997
Variable Portfolios,      10.000000         10.871600          8.72%            13,228            1996
Inc.- American Century
VP Balanced-Q
-------------------------------------------------------------------------------------------------------------
American Century          10.871600         12.407611          14.13%           82,722            1997
Variable Portfolios,      10.000000         10.871600          8.72%            35,163            1996
Inc.- American
Century
VP Balanced-NQ
-------------------------------------------------------------------------------------------------------------
American Century           9.371161         8.934300           -4.66%           51,907            1997
Variable Portfolios,      10.000000         9.371161           -6.29%           46,612            1996
Inc.- American Century
VP Capital
Appreciation-Q
-------------------------------------------------------------------------------------------------------------
American Century           9.371161         8.934300           -4.66%           97,412            1997
Variable Portfolios,      10.000000         9.371161           -6.29%           83,063            1996
Inc.- American Century
VP Capital
Appreciation- NQ
-------------------------------------------------------------------------------------------------------------
American Century          11.142834         13.027680          16.92%          111,405            1997
Variable Portfolios,      10.000000         11.142834          11.43%           27,097            1996
Inc.- American
Century
VP International-Q
-------------------------------------------------------------------------------------------------------------
American Century          11.142834         13.027680          16.92%          266,987            1997
Variable Portfolios,      10.000000         11.142834          11.43%           77,343            1996
Inc.- American
Century
VP International-NQ
-------------------------------------------------------------------------------------------------------------
American Century          10.142228         12.602262          24.26%           19,668            1997
Variable Portfolio,       10.000000         10.142228          1.42%              0              1996*
Inc.
Inc.- American Century
VP Value-Q
-------------------------------------------------------------------------------------------------------------
American Century          10.142228         12.602262          24.26%          114,608            1997
Variable Portfolio,       10.000000         10.142228          1.42%              0              1996*
Inc.
Inc.- American
Century
VP Value-NQ
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index       11.644617         15.258148          31.03%          355,678            1997
Fund, Inc.-Q              10.000000         11.644617          16.45%           64,418            1996
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index       11.644617         15.258148          31.03%          704,237            1997
Fund, Inc.-NQ             10.000000         11.644617          16.45%          189,227            1996
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable          10.000000         10.184856          1.85%            1,527             1997*
Investment Fund-
Capital Appreciation
Portfolio-Q
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable          10.000000         10.184856          1.85%            35,595            1997*
Investment Fund-
Capital Appreciation
Portfolio-NQ
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable           9.986593         11.437343          14.53%           43,110            1997
Investment Fund-          10.000000         9.986593           -0.13%             0               1996*
Growth & Income
Portfolio-Q
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable           9.986593         11.437343          14.53%           64,938            1997
Investment Fund-          10.000000         9.986593           -0.13%             0               1996*
Growth & Income
Portfolio-NQ
-------------------------------------------------------------------------------------------------------------


                                       13
                                    15 of 120

Accumulation Unit values for an Accumulation Unit outstanding throughout the period.

                                                                                   NUMBER OF
                                                                      PERCENT     UNITS AT THE
                                  BEGINNING UNIT     ENDING UNIT     CHANGE IN     END OF THE
              FUND                     VALUE            VALUE       UNIT VALUE       PERIOD         YEAR
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially                11.402663        14.432845        26.57%        105,131        1997
Responsible Growth                  10.000000        11.402663        14.03%        10,096         1996
Fund, Inc.-Q
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially                11.402663        14.432845        26.57%        127,251        1997
Responsible Growth                  10.000000        11.402663        14.03%        29,501         1996
Fund, Inc.-NQ
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income          10.958584        13.835418        26.25%        629,906        1997
Portfolio-Q                         10.000000        10.958584         9.59%        320,026        1996
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income          10.958584        13.835418        26.25%       1,499,279       1997
Portfolio-NQ                        10.000000        10.958584         9.59%        682,976        1996
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio-Q     11.057399        13.455923        21.69%        594,211        1997
                                    10.000000        11.057399        10.57%        230,586        1996
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio-NQ    11.057399        13.455923        21.69%       1,228,768       1997
                                    10.000000        11.057399        10.57%        910,947        1996
-------------------------------------------------------------------------------------------------------------
Fidelity VIP High                   10.970108        12.721046        15.96%        538,510        1997
Income Portfolio-Q                  10.000000        10.970108         9.70%        291,879        1996
-------------------------------------------------------------------------------------------------------------
Fidelity VIP High                   10.970108        12.721046        15.96%       1,050,615       1997
Income Portfolio-NQ                 10.000000        10.970108         9.70%        245,978        1996
-------------------------------------------------------------------------------------------------------------
Fidelity VIP                        10.915770        12.000570         9.94%        125,092        1997
Overseas Portfolio-Q                10.000000        10.915770         9.16%        36,697         1996
-------------------------------------------------------------------------------------------------------------
Fidelity VIP                        10.915770        12.000570         9.94%        176,490        1997
Overseas Portfolio-NQ               10.000000        10.915770         9.16%        95,229         1996
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II                     11.029343        13.114181        18.90%        95,815         1997
Asset Manager                       10.000000        11.029343        10.29%        38,401         1996
Portfolio-Q
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II                     11.029343        13.114181        18.90%        273,771        1997
Asset Manager                       10.000000        11.029343        10.29%        63,564         1996
Portfolio-NQ
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II                     11.815914        14.455907        22.34%        625,349        1997
Contrafund Portfolio-Q              10.000000        11.815914        18.16%        255,409        1996
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II                     11.815914        14.455907        22.34%        862,290        1997
Contrafund Portfolio-NQ             10.000000        11.815914        18.16%        400,821        1996
-------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth             10.000000        10.924397         9.24%        57,285         1997*
Opportunities Portfolio-Q
-------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth             10.000000        10.924397         9.24%        213,473        1997*
Opportunities Portfolio-NQ
-------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds,     10.000000         9.803540        -1.96%         1,079         1997*
Inc.- Emerging Markets Debt
Portfolio-Q
-------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds,     10.000000         9.803540        -1.96%         9,814         1997*
Inc.- Emerging Markets Debt
Portfolio-NQ
-------------------------------------------------------------------------------------------------------------


                                       14
                                   16 OF 120

Accumulation Unit values for an Accumulation Unit outstanding throughout the period.

                                                                                   NUMBER OF
                                                                      PERCENT     UNITS AT THE
                                  BEGINNING UNIT     ENDING UNIT     CHANGE IN     END OF THE
              FUND                     VALUE            VALUE       UNIT VALUE       PERIOD         YEAR
--------------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation         11.889746        15.772381        32.66%         122,279         1997
Fund-Q                             10.000000        11.889746        19.00%         89,481          1996
--------------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation         11.889746        15.772381        32.66%         168,800         1997
Fund-NQ                            10.000000        11.889746        19.00%         71,846          1996
--------------------------------------------------------------------------------------------------------------
NSAT- Government                    10.149155        10.968893        8.08%         112,607         1997
Bond Fund-Q                         10.000000        10.149155        1.49%         30,956          1996
--------------------------------------------------------------------------------------------------------------
NSAT- Government                    10.149155        10.968893        8.08%         244,780         1997
Bond Fund-NQ                        10.000000        10.149155        1.49%         97,767          1996
--------------------------------------------------------------------------------------------------------------
NSAT- Money Market                  10.326243        10.711730        3.73%         638,508         1997
Fund-Q**                            10.000000        10.326243        3.26%         283,411         1996
--------------------------------------------------------------------------------------------------------------
NSAT- Money Market                  10.326243        10.711730        3.73%        2,073,349        1997
Fund-NQ**                           10.000000        10.326243        3.26%         628,692         1996
--------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small              12.152247        14.053920       15.65%         140,739         1997
Company Fund-Q                      10.000000        12.152247       21.52%         49,485          1996
--------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small              12.152247        14.053920       15.65%         283,747         1997
Company Fund-NQ                     10.000000        12.152247       21.52%         69,854          1996
--------------------------------------------------------------------------------------------------------------
NSAT- Total                         11.639579        14.846819       27.55%         157,002         1997
Return Fund-Q                       10.000000        11.639579       16.40%         32,415          1996
--------------------------------------------------------------------------------------------------------------
NSAT- Total                         11.639579        14.846819       27.55%         229,416         1997
Return Fund-NQ                      10.000000        11.639579       16.40%         57,403          1996
--------------------------------------------------------------------------------------------------------------
Neuberger & Berman                  10.469935        13.311087       27.14%         39,613          1997
AMT- Growth Portfolio-Q             10.000000        10.469935        4.70%          7,597          1996
--------------------------------------------------------------------------------------------------------------
Neuberger & Berman                  10.469935        13.311087       27.14%         67,289          1997
AMT- Growth Portfolio-NQ            10.000000        10.469935        4.70%         50,629          1996
--------------------------------------------------------------------------------------------------------------
Neuberger & Berman                  10.209208        10.739513        5.19%         232,553         1997
AMT- Limited Maturity               10.000000        10.209208        2.09%         123,635         1996
Bond Portfolio-Q
--------------------------------------------------------------------------------------------------------------
Neuberger & Berman                  10.209208        10.739513        5.19%         369,140         1997
AMT- Limited Maturity               10.000000        10.209208        2.09%         274,872         1996
Bond Portfolio-NQ
--------------------------------------------------------------------------------------------------------------
Neuberger & Berman                  12.248582        15.843430       29.35%         551,365         1997
AMT- Partners Portfolio-Q           10.000000        12.248582       22.49%         177,265         1996
--------------------------------------------------------------------------------------------------------------
Neuberger & Berman                  12.248582        15.843430       29.35%         607,558         1997
AMT- Partners Portfolio-NQ          10.000000        12.248582       22.49%         214,292         1996
--------------------------------------------------------------------------------------------------------------


                                       15
                                   18 OF 120

Accumulation Unit values for an Accumulation Unit outstanding throughout the period.

                                                                           NUMBER OF UNITS
                       BEGINNING UNIT     ENDING UNIT     PERCENT CHANGE    AT THE END OF
        FUND               VALUE             VALUE        IN UNIT VALUE      THE PERIOD           YEAR
-------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-         10.288722         11.077843          7.67%            102,577            1997
Oppenheimer Bond         10.000000         10.288722          2.89%            55,343             1996
Fund-Q
-------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-         10.288722         11.077843          7.67%            281,567            1997
Oppenheimer Bond         10.000000         10.288722          2.89%            152,075            1996
Fund-NQ
-------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-         11.201956         13.545830          20.92%           96,027             1997
Oppenheimer Global       10.000000         11.201956          12.02%           40,161             1996
Securities Fund-Q
-------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-         11.201956         13.545830          20.92%           226,937            1997
Oppenheimer Global       10.000000         11.201956          12.02%           75,124             1996
Securities Fund-NQ
-------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-         10.000000         10.420499          4.20%             7,039             1997*
Oppenheimer Growth
Fund-Q
-------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-         10.000000         10.420499          4.20%             6,625             1997*
Oppenheimer Growth
Fund-NQ
-------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-         11.129020         12.856596          15.52%           56,867             1997
Oppenheimer              10.000000         11.129020          11.29%            6,127             1996
Multiple Strategies
Fund-Q
-------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-         11.129020         12.856596          15.52%           193,943            1997
Oppenheimer              10.000000         11.129020          11.29%           34,052             1996
Multiple Strategies
Fund-NQ
-------------------------------------------------------------------------------------------------------------
Strong Variable           9.903046         10.870948          9.77%            27,509             1997
Insurance Funds,         10.000000         9.903046           -0.97%           27,130             1996
Inc.- Discovery
Fund II, Inc.-Q
-------------------------------------------------------------------------------------------------------------
Strong Variable           9.903046         10.870948          9.77%            73,785             1997
Insurance Funds,         10.000000         9.903046           -0.97%           55,312             1996
Inc.- Discovery
Fund II, Inc.-NQ
-------------------------------------------------------------------------------------------------------------
Strong Variable          10.462103         8.916485          -14.77%           88,170             1997
Insurance Funds,         10.000000         10.462103          4.62%            61,841             1996
Inc.- International
Stock Fund II-Q
-------------------------------------------------------------------------------------------------------------
Strong Variable          10.462103         8.916485          -14.77%           236,119            1997
Insurance Funds,         10.000000         10.462103          4.62%            154,841            1996
Inc.- International
Stock Fund II-NQ
-------------------------------------------------------------------------------------------------------------
Strong Opportunity       11.319705         13.995266          23.64%           436,276            1997
Fund II, Inc.-Q          10.000000         11.319705          13.20%           312,712            1996
-------------------------------------------------------------------------------------------------------------
Strong Opportunity       11.319705         13.995266          23.64%           513,631            1997
Fund, II Inc.-NQ         10.000000         11.319705          13.20%           302,280            1996
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide        10.189870         10.281856          0.90%            52,244             1997
Insurance Trust -        10.000000         10.189870          1.90%            39,599             1996
Worldwide Bond
Fund-Q
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide        10.189870         10.281856          0.90%            135,652            1997
Insurance Trust-         10.000000         10.189870          1.90%            36,398             1996
Worldwide Bond
Fund-NQ
-------------------------------------------------------------------------------------------------------------


                                      16
                                   18 of 120

Accumulation Unit values for an Accumulation Unit outstanding throughout the period.


                                                                           NUMBER OF UNITS
                       BEGINNING UNIT     ENDING UNIT     PERCENT CHANGE    AT THE END OF
        FUND               VALUE             VALUE        IN UNIT VALUE      THE PERIOD           YEAR
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide             10.077496        8.778805         -12.89%           65,901            1997
Insurance Trust-              10.000000        10.077496         0.77%              0               1996*
Worldwide Emerging
Markets Fund-Q
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide             10.077496        8.778805         -12.89%          109,850            1997
Insurance Trust-              10.000000        10.077496         0.77%             750              1996*
Worldwide Emerging
Markets Fund-NQ
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide             10.132333        9.817789          -3.10%           36,777            1997
Insurance Trust- Worldwide    10.000000        10.132333         1.32%            22,227            1996
Hard Assets Fund-Q
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide             10.132333        9.817789          -3.10%          110,634            1997
Insurance Trust- Worldwide    10.000000        10.132333         1.32%            48,531            1996
Hard Assets-NQ
----------------------------------------------------------------------------------------------------------------
Van Kampen American           13.626341        16.312466         19.71%          143,467            1997
Capital Life Investment       10.000000        13.626341         36.26%           63,345            1996
Trust- Morgan Stanley
Real Estate Securities
Portfolio-Q
----------------------------------------------------------------------------------------------------------------
Van Kampen American           13.626341        16.312466         19.71%          312,287            1997
Capital Life Investment       10.000000        13.626341         36.26%           65,843            1996
Trust- Morgan Stanley
Real Estate Securities
Portfolio-NQ
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         10.450529        10.066530         -3.67%          224,358            1997
International Equity          10.000000        10.450529         4.51%           113,387            1996
Portfolio-Q
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         10.450529        10.066530         -3.67%          501,764            1997
International Equity          10.000000        10.450529         4.51%           278,224            1996
Portfolio-NQ
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         10.163437        11.351955         11.69%           7,811             1997
Post-Venture Capital          10.000000        10.163437         1.63%              0               1996*
Portfolio-Q
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         10.163437        11.351955         11.69%           37,566            1997
Post-Venture Capital          10.000000        10.163437         1.63%             726              1996*
Portfolio-NQ
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         11.231071        12.800371         13.97%          182,340            1997
Small Company Growth          10.000000        11.231071         12.31%          104,843            1996
Portfolio-Q
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         11.231071        12.800371         13.97%          496,268            1997
Small Company Growth          10.000000        11.231071         12.31%          314,236            1996
Portfolio-NQ
----------------------------------------------------------------------------------------------------------------

     *The Dreyfus Variable Investment Fund-Capital Appreciation Portfolio,
      Fidelity VIP III Growth Opportunities Portfolio, Morgan Stanley Universal Funds, Inc.-Emerging Markets Debt Portfolio, and Oppenheimer VAF-Oppenheimer Growth Fund were added July 14, 1997. Consequently, the Condensed Financial Information reflects Accumulation Unit values for the Accumulation Units outstanding for the period from July 14, 1997 to December 31. 1997. The American Century Variable Portfolio, Inc. - American Century VP Value, Dreyfus Variable Investment Fund - Growth & Income Portfolio, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund, and Warburg Pincus Trust - Post-Venture Capital Portfolio were added December 23, 1996. Consequently, the Condensed Financial Information reflects Accumulation Unit values for the Accumulation Units outstanding for the period from December 23, 1996 to December 31, 1996.

    **The 7-day yield on the Money Market Fund as of December 31, 1997 was
      3.89%.


The American Century Variable Portfolios, Inc.- American Century VP Income & Growth, NSAT- Nationwide Small Cap Value Fund and Neuberger Berman AMT - Guardian Portfolio were added to the Variable Account on May 1, 1998. Consequently, no Condensed Financial Information is available.


                                       17
                                   19 of 120

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

The Company is a stock life insurance company organized under the laws of the State of Ohio in February 1981. The Company is a member of the "Nationwide Insurance Enterprise" with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company is a provider of life insurance and annuities.

                       NATIONWIDE ADVISORY SERVICES, INC.

The Contracts are distributed by the General Distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company.

                              THE VARIABLE ACCOUNT

The Variable Account was established as Financial Horizons VA Separate Account-2 by the Company on March 6, 1991, pursuant to Ohio law. The name of the Variable Account was subsequently changed to Nationwide VA Separate Account-B pursuant to a resolution by the Board of Directors. The Company has caused the Variable Account to be registered with the SEC as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision of the management of the Variable Account or of the Company by the SEC.

The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses of the Variable Account, whether or not realized, are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company. Purchase Payments are allocated among one or more Sub-Accounts corresponding to one or more of the Underlying Mutual Funds designated by the Contract Owner. There are two Sub-Accounts within the Variable Account for each of the Underlying Mutual Fund options which may be designated by the Contract Owner. One such Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under Qualified Contracts, IRAs, Roth IRAs, SEP IRAs and Tax Sheltered Annuities and one such Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts.

UNDERLYING MUTUAL FUND OPTIONS

A Contract Owner may choose from among a number of different Underlying Mutual Fund options. See the Appendix which contains a summary of investment objectives for each Underlying Mutual Fund. More detailed information may be found in the current prospectus for each Underlying Mutual Fund. Prospectuses for the Underlying Mutual Funds should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from the Company by calling 1-800-848-6331, TDD 1-800-238-3035, or writing P.O. Box 16609, Columbus,
Ohio 43216-6609.

The Underlying Mutual Fund options are NOT available to the general public directly.The Underlying Mutual Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Underlying Mutual Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Underlying Mutual Funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, Contract purchasers should understand that the Underlying Mutual Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Underlying Mutual Funds may differ substantially.

The Underlying Mutual Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts in which the Underlying Mutual Funds participate. A conflict may occur due to a number of reasons including, a change in law affecting the operations of variable life insurance policies and variable annuity contracts or differences in the voting instructions of the Contract Owners and those of other companies. In the event of conflict, the Company will take any steps necessary to protect the Contract Owners


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and variable annuity payees, including withdrawal of the Variable Account from participation in the Underlying Mutual Fund(s) involved in the conflict.

VOTING RIGHTS

Voting rights under the Contracts apply ONLY with respect to amounts allocated to the Sub-Accounts. In accordance with its view of applicable law, the Company will vote the shares of the Underlying Mutual Funds at regular and special meetings of the shareholders. These shares will be voted in accordance with instructions received from Contract Owners. If the 1940 Act or any regulation thereunder should be amended or if the present interpretation changes permitting the Company to vote the shares of the Underlying Mutual Funds in its own right, it may elect to do so.

The Contract Owner is the person who has the voting interest under the Contract. The number of Underlying Mutual Fund shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account by the Net Asset Value of the Underlying Mutual Fund corresponding to the Sub-Account. The number of shares which may be voted will be determined as of the date chosen by the Company not more than 90 days prior to the meeting of the Underlying Mutual Fund. Each person having a voting interest will receive periodic reports relating to the Underlying Mutual Fund, proxy material and a form with which to give such voting instructions.


Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Underlying Mutual Fund shares to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all contracts participating in the Variable Account.

SUBSTITUTION OF SECURITIES


If shares of the Underlying Mutual Fund options are no longer available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such Underlying Mutual Fund shares is inappropriate, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute shares of another underlying mutual fund for underlying mutual fund shares already purchased or to be purchased in the future with Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the SEC.


                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS

EXPENSES OF VARIABLE ACCOUNT

The Variable Account is responsible for the following types of expenses: (1) administrative expenses relating to the issuance and maintenance of the Contracts; (2) mortality risk charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) expense risk charge associated with guaranteeing that the Mortality Risk, Expense Risk and Administration Charges described in this prospectus will not change regardless of actual expenses. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

MORTALITY RISK CHARGE


The Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.80% of the daily net assets of the Variable Account. By guaranteeing the Contract's annuity rate, the Company assumes the Mortality Risk. These guarantees cannot change regardless of the death rates of persons receiving annuity payments or of the general population.


EXPENSE RISK CHARGE


The Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.45% of the daily net assets of the Variable Account. The Company will not increase charges for administration of the Contracts regardless of its actual expenses.



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                                   21 of 120

ADMINISTRATION CHARGE


The Company assesses an Administration Charge equal on an annual basis to 0.20% of the daily net assets of the Variable Account. The Administrative Charge is designed only to reimburse the Company for administrative expenses.


PREMIUM TAXES


The Company will charge against the Contract Value any premium taxes levied by a state or any other government entity upon Purchase Payments received by the Company. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax will be determined by the Company at its sole discretion in compliance with state law. The Company currently deducts such charges from the Contract Value either at: (1) the time the Contract is surrendered; (2) Annuitization; or (3) such earlier date as the Company may become subject to such taxes.


                            OPERATION OF THE CONTRACT

INVESTMENTS OF THE VARIABLE ACCOUNT


The Contract Owner may have Purchase Payments allocated among one or more of the Sub-Accounts. Shares of the respective Underlying Mutual Fund options specified by the Contract Owner are purchased at Net Asset Value for the respective Sub-Account(s) and converted into Accumulation Units. The Contract Owner may change the election as to allocation of Purchase Payments or may elect to exchange amounts among the Sub-Accounts. Such transactions may be subject to conditions imposed by the Underlying Mutual Funds, as well as those set forth in the Contracts.


ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

Purchase Payments are allocated to one or more Sub-Accounts in accordance with the designation of the Underlying Mutual Funds by the Contract Owner and converted into Accumulation Units.


The initial first year Purchase Payment must be at least $15,000 and additional payments, if any, must be at least $1,000. The Contract Owner may increase or decrease Purchase Payments or change the frequency of payment. The Contract Owner is not obligated to continue Purchase Payments in the amount or at the frequency elected. There are no penalties for failure to continue Purchase Payments. The cumulative total of all purchase payments under contracts issued by the Company on the life of any one Annuitant may not exceed $1,000,000 without prior consent of the Company.

The initial Purchase Payment allocated to designated Sub-Accounts will be priced no later than 2 business days after receipt of an order to purchase, if the application and all information necessary for processing the purchase order are complete. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 business days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation Unit value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas.


VALUE OF AN ACCUMULATION UNIT


The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account during the subsequent Valuation Period. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.



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NET INVESTMENT FACTOR

The net investment factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

       (a) is the net of:


           (1) the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period; and


            (2) the per share amount of any dividend or capital gain
                Distributions made by the Underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period.

       (b) is the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period.


       (c) is a factor representing the daily Mortality Risk Charge, Expense Risk Charge and Administration Charge. Such factor is equal to an annual rate of 1.45% of the daily net assets of the Variable Account.


The net investment factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of Underlying Mutual Fund shares, because of the deduction for the Mortality Risk Charge, Expense Risk Charge, and Administration Charge.

DETERMINING THE CONTRACT VALUE


The Contract Value is the sum of all Accumulation Units. The number of Accumulation Units credited to each Sub-Account is determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. If part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units will be deducted.


RIGHT TO REVOKE


The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full, unless otherwise required by law. State and/or federal law may provide additional free look privileges.
All IRA, Roth IRA and SEP-IRA refunds will be return of Purchase Payments.

The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.


TRANSFERS


Transfers among the Sub-Accounts are permitted 12 times per year. Once the Contract has been Annuitized, transfers may only be made on each anniversary of the Annuitization Date. The Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in good order at the Home Office.


Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without the Contract Owner's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include the following: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; or providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record; or such other procedures as the Company may deem reasonable. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine will be borne by the Contract Owner.

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Contracts described in this prospectus may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Contract Owners to make transfers and exchanges among the Sub-Accounts on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or Underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Contract Owners not utilizing market timing services.

Accordingly, the right to exchange Contract Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Contract Owners. THE RIGHTS OF INDIVIDUAL CONTRACT OWNERS TO EXCHANGE CONTRACT VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE CONTRACT OWNER, OR BY THE CONTRACT OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept: (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf or more than one Contract Owner; or (2) the transfer or exchange instructions of individual Contract Owners who have executed preauthorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Contract Owners.

CONTRACT OWNERSHIP


Unless the Contract otherwise provides, the Contract Owner has all rights under the Contract. PURCHASERS NAMING SOMEONE OTHER THAN THEMSELVES AS OWNER WILL HAVE NO RIGHTS UNDER THE CONTRACT. Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner in Non-Qualified Contracts. Such change may be subject to state and federal gift taxes and may also result in federal income taxation. Any change of Contract Owner designation will automatically revoke any prior Contract Owner designation. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed. A change of Contract Owner will not apply and will not be effective with respect to any payment made or action taken by the Company prior to the time that the change was recorded by the Home Office.

Prior to the Annuitization Date, the Contract Owner may request a change in the Annuitant, the Contingent Annuitant, Contingent Owner, Beneficiary, or Contingent Beneficiary. Such a request must be made in writing on a form acceptable to the Company and must be signed by the Contract Owner. Such request must be received at the Home Office prior to the Annuitization Date. Any such change is subject to review and approval by the Company. If the Contract Owner is not a natural person and there is a change of the Annuitant, Distributions will be made as if the Contract Owner died at the time of such change.


On the Annuitization Date, the Annuitant will become the Contract Owner.

JOINT OWNERSHIP


Joint Owners must be spouses at the time joint ownership is requested, unless otherwise required by law. If a Joint Owner is named, the Joint Owner will possess an undivided interest in the Contract. The exercise of any ownership right in the Contract will require a written request signed by both Joint Owners. The Company will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either Joint Owners.


CONTINGENT OWNERSHIP


The Contingent Owner is the person who may receive certain benefits under the Contract if a Contract Owner, who is not the Annuitant, dies prior to the Annuitization Date and there is no surviving Joint Owner. If no Contingent Owner survives a Contract Owner and there is no surviving Joint Owner, all rights and interest of the Contingent Owner will vest in the Contract Owner's estate. If a Contract Owner, who is also the Annuitant, dies before the Annuitization Date the Contingent Owner will not have any rights in the Contract, unless the Contingent Owner is also the named Beneficiary.

Subject to the terms of any existing assignment, the Contract Owner may change the Contingent Owner prior to the Annuitization Date by written notice to the Company. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed, whether or not the Contract

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Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

BENEFICIARY

The Beneficiary is the person(s) who may receive certain benefits under the Contract in the event the Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Annuitant, all rights and interest of the Beneficiary will vest in the Contingent Beneficiary. If more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If no Contingent Beneficiaries survive the Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the estate of the last surviving Contract Owner.


Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary during the lifetime of the Annuitant by written notice to the Company. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.


SURRENDER (REDEMPTION)


Prior to the earlier of the Annuitization Date or the death of the Annuitant, the Company will allow the Contract Owner to surrender a portion or all of the Contract Value. The request for surrender must be made in writing and must include the Contract when surrendering the Contract in full. In some cases the Company will require additional documentation. The Company may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

When requested, the Company will surrender a number of Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest equal to the gross dollar amount requested. The number of Accumulation Units surrendered from each Sub-Account will be in the same proportion that the Contract Owner's interest in the Sub-Accounts bears to the total Contract Value.

The Company will pay any amounts surrendered from the Sub-Accounts within 7 days. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period when: (1) the New York Stock Exchange ("Exchange") is closed; (2) trading on the Exchange is restricted; (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or (4) during any other period when the SEC, by order, permits such suspension or postponement for the protection of security holders. The applicable rules and regulations of the SEC will govern as to whether the conditions prescribed in (2) and (3) exist.


The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the Underlying Mutual Fund shares.

SURRENDERS UNDER A QUALIFIED CONTRACT OR TAX SHELTERED ANNUITY CONTRACT

Except as provided below, the Contract Owner may surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Annuitant:


       A. The surrender of Contract Value attributable to contributions made pursuant to a qualified cash or deferred arrangement (within the meaning of Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Code Section 402(g)(3)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code, may be executed only:


           1. when the Contract Owner attains age 59-1/2, separates from service, dies, or becomes disabled (within the meaning of Code
                Section 72(m)(7)); or

            2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

       B. The surrender limitations described in Section A above also apply to:


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           1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

           2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

           3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts, may be withdrawn in the case of hardship).

       C. Any Distribution other than the above, including exercise of a contractual ten day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification of a Tax Sheltered Annuity in the event of a ten day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Code Section 401(k)(2)(B), Code Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.


The Contract surrender provisions may also be modified pursuant to the plan terms and tax provisions of the Code when the Contract is issued to fund a Qualified Plan.


LOAN PRIVILEGE


Prior to the Annuitization Date, the Contract Owner of a Qualified Contract or Tax Sheltered Annuity Contract may receive a loan from the Contract Value subject to the terms of the Contract, the plan, and the Code, which may impose restrictions on loans.

Loans from Qualified Contracts or Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000, unless a lower minimum amount is mandated by state law. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated in this provision. For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value.

All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. The Company will transfer to the collateral fixed account the Sub-Account's Accumulation Units in proportion to the assets in each option until the required balance is reached or all such Accumulation Units are exhausted. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.

Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance will be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be processed in the same manner as a Purchase Payment. Loan repayments will be allocated among the Sub-Accounts in accordance with the Contract, unless the Contract Owner and the Company agree to amend the Contract at a later date on a case by case basis.

Any amounts distributed will be reduced by the amount of the loan outstanding, plus accrued interest, if:

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       (1) the Contract is surrendered;

       (2) the Contract Owner/Annuitant dies; or

       (3) the Contract Owner who is not the Annuitant dies prior to Annuitization.

In addition, the Contract Value will be reduced by the amount of any outstanding loans plus accrued interest if annuity payments begin while the loan is outstanding. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, the entire loan will be treated as a deemed Distribution, will be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest will continue to accrue on the loan after default. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a Distribution of at least that amount. Additional loans may not be available while a previous loan remains in default.

Loans may also be subject to additional limitations or restrictions under the terms of Qualified Plan or Tax Sheltered Annuity Plan. Loans permitted under this Contract may still be taxable in whole or part if the Participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the participant or the employer.

Loan repayments must be identified as such or else they will be treated as Purchase Payments, and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the loan's term or procedures if there is a change in applicable law. The Company also reserves the right to assess a loan processing fee.

IRAs, Roth IRAs, SEP IRAs and Non-Qualified Contracts are not eligible for loans.

ASSIGNMENT

The Contract Owner of a Non-Qualified Contract may assign some or all rights under the Contract at any time during the lifetime of the Annuitant prior to the Annuitization Date. Once proper notice of assignment is recorded by the Home Office, the assignment will become effective as of the date the written request was signed. The Company is not responsible for the validity or tax consequences of any assignment. The Company will not be liable for any payment or other settlement made by the Company before recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignee as to the proper allocation of Contract rights under the assignment.

Any portion of the Contract Value, which is pledged or assigned, will be treated as a Distribution and will be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which it was pledged or assigned. In addition, any Contract Value assigned may be subject to a tax penalty equal to 10% of the amount which is included in gross income. All rights in the Contract are personal to the Contract Owner and may not be assigned without written consent of the Company. Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

IRAs, Roth IRAs, SEP IRAs, Tax Sheltered Annuities and Qualified Contracts may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by law.

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                             CONTRACT OWNER SERVICES

ASSET REBALANCING- The Contract Owner may direct the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing will occur every three months or on another frequency authorized by the Company. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock Exchange is closed, the Asset Rebalancing reallocation will occur on the first business day after that day. Asset Rebalancing requests must be in writing on a form provided by the Company. The Contract Owner may want to contact a financial adviser to discuss the use of Asset Rebalancing.

Asset Rebalancing may be subject to employer imposed limitations or restrictions for Contracts issued to a Qualified Plan or Tax Sheltered Annuity Plan.

The Company reserves the right to discontinue establishing new Asset Rebalancing programs. The Company also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING- If the Contract Value is $15,000 or more, the Contract Owner may direct the Company to automatically transfer a specified amount from the Fidelity VIP High Income Portfolio, NSAT-Government Bond Fund, NSAT-Money Market Fund, or the Neuberger & Berman AMT-Limited Maturity Bond Portfolio to any other Sub-Account. Dollar Cost Averaging will occur on a monthly basis or on another frequency permitted by the Company. Dollar Cost Averaging is a long-term investment program which provides for regular, level investments over time. There is no guarantee that Dollar Cost Averaging will result in a profit or protect against loss. The minimum monthly transfer is $100. Transfers will be processed until either the value in the originating Sub-Account is exhausted or the Contract Owner instructs the Home Office in writing to cancel the transfers.

The Company reserves the right to discontinue establishing new Dollar Cost Averaging programs. The Company also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS- A Contract Owner may elect in writing to begin receiving withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Unless otherwise instructed, the withdrawals will be taken from the Sub-Accounts on a prorated basis. Unless otherwise directed by the Contract Owner, the Company will withhold any applicable federal income taxes. The IRS may assess a 10% penalty tax if the Contract Owner is under age 59-1/2, unless the Contract Owner has made an irrevocable election of Distributions of substantially equal payments. Withdrawals may be discontinued at any time by notifying the Home Office in writing.

The Company reserves the right to discontinue establishing new Systematic Withdrawal programs. The Company also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available prior to the expiration of the ten day free look provision of the Contract (see "Right to Revoke").

          ANNUITY PAYMENT PERIOD, DEATH BENEFIT AND OTHER DISTRIBUTIONS

ANNUITY COMMENCEMENT DATE

An Annuity Commencement Date will be selected. Such date will be the first day of a calendar month unless otherwise agreed upon. The date must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan or Tax Sheltered Annuity Plan, Annuitization may occur during the first 2 years subject to approval by the Company.

The Annuity Commencement Date may be changed by the Contract Owner in writing subject to approval by the Company.

ANNUITIZATION

Annuitization is irrevocable once payments have begun. When making an Annuitization election, the Annuitant must choose:

     (1) an Annuity Payout Option; and

     (2) whether the Variable Account value will be applied to a Variable Payment Annuity, a Fixed Payment Annuity or an available combination.

Payments under a Fixed Payment Annuity are guaranteed by the Company as to the dollar amount during the annuity payment period. The dollar amount of each payment under a Variable Payment Annuity will vary


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depending on the performance of the selected Underlying Mutual Fund options. The dollar amount of each variable payment could be higher or lower than a previous payment.

FIXED PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first payment under a Fixed Payment Annuity will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Fixed Payment Annuity table then in effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. Subsequent payments will remain level unless the Annuity Payment Option elected provides otherwise. The Company does not credit discretionary interest paid by the Company to payments during the annuity payment period.

VARIABLE PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first payment under a Variable Payment Annuity will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Variable Payment Annuity table then in effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. The dollar amount of the first payment is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VARIABLE PAYMENT ANNUITY - ASSUMED INVESTMENT RATE

A 3.5% assumed investment rate is built into the Variable Payment Annuity purchase rate basis in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is at the annual rate of 3.5%, the annuity payments will be level.

VARIABLE PAYMENT ANNUITY - VALUE OF AN ANNUITY UNIT

The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value from the immediately preceding Valuation Period by the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Variable Payment Annuity purchase rate basis in the Contracts (see "Net Investment Factor").

VARIABLE PAYMENT ANNUITY - EXCHANGES AMONG UNDERLYING MUTUAL FUND OPTIONS

During the annuity payment period, exchanges among the Underlying Mutual Fund options must be made in writing and the exchange will take place on the anniversary of the Annuitization Date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity payments will be made based on the Annuity Payment Option selected. However, if the net amount available under any Annuity Payment Option is less than $5,000, the Company will have the right to pay such amount in one lump sum in lieu of periodic annuity payments. In addition, if the payments to be provided would be or become less than $50, the Company will have the right to change the frequency of payments to such intervals as will result in payments of at least $50. In no event will the Company make payments under an annuity option less frequently than annually.

ANNUITY PAYMENT OPTIONS

The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the following Annuity Payment
Options:

       (1) Life Annuity-An annuity payable periodically, but at least annually, during the lifetime of the Annuitant, ending with the last payment due prior to the death of the Annuitant. FOR EXAMPLE, IF THE ANNUITANT DIES BEFORE THE SECOND ANNUITY PAYMENT DATE, THE ANNUITANT WILL


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       RECEIVE ONLY ONE ANNUITY PAYMENT. THE ANNUITANT WILL ONLY RECEIVE TWO ANNUITY PAYMENTS IF HE OR SHE DIES BEFORE THE THIRD ANNUITY PAYMENT DATE AND SO ON.

       (2) Joint and Last Survivor Annuity-An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and designated second individual and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

       (3) Life Annuity With 120 or 240 Monthly Payments Guaranteed-An annuity payable monthly during the lifetime of the Annuitant. If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to be made for the remainder of the selected guaranteed period to a designee chosen by the Contract Owner at the time the Annuity Payment Option was elected.

       Alternatively, the designee may elect to receive the present value of any remaining guaranteed payments in a lump sum. The present value will be computed as of the date on which the Company receives the notice of the Annuitant's death.

Some of the stated Annuity Options may not be available in all states. The Contract Owner may request an alternative option prior to the Annuitization Date subject to approval by the Company.

For Non-Qualified Contracts, no Distribution will be made until an Annuity Payment Option has been elected. Qualified Contracts, IRAs, SEP IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the Plan, Contract, or Code.

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

For Non-Qualified Contracts, if the Contract Owner and the Annuitant are not the same and the Contract Owner dies prior to the Annuitization Date, then the Joint Owner, if any, becomes the new Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the new Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner. The entire interest in the Contract Value, less any applicable deductions, must be distributed in accordance with the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the Contract Owner and Annuitant are not the same, and the Annuitant dies prior to the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the last surviving Contract Owner's estate, as specified in the "Beneficiary" provision, unless there is a surviving Contingent Annuitant. In such case, the Contingent Annuitant becomes the Annuitant and no Death Benefit is payable.

The Beneficiary may elect to receive the Death Benefit:

       (1) in a lump sum Distribution;

       (2) as an annuity payout; or

       (3) any Distribution permitted by law and approved by the Company.

An election must be received by the Company within 60 days of the Annuitant's death. If the Annuitant dies on or after the Annuitization Date, any benefit that may be payable will be paid according to the selected Annuity Payment Option.

DEATH OF CONTRACT OWNER/ANNUITANT

If any Contract Owner and Annuitant are the same, and the Annuitant dies before the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the last surviving Contract Owner's estate, as specified in the "Beneficiary" provision and in accordance with the appropriate "Required Distributions" provisions.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected Annuity Payment Option.


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DEATH BENEFIT PAYMENT

For all Contracts issued on or after the later of May 1, 1998 or the date on which state insurance authorities approve applicable Contract modifications, if the Annuitant dies prior to his or her 86th birthday, the dollar amount of the Death Benefit will be the greatest of:

       (1) the Contract Value; or

       (2) the sum of all Purchase Payments, less an adjustment for amounts surrendered; or

       (3) the Contract Value as of the most recent five-year Contract Anniversary, less an adjustment for amounts surrendered since the most recent five-year Contract Anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the dates(s) of the partial surrender(s).

For Contracts issued prior to May 1, 1998 or the date prior to approval of applicable Contract modifications by state insurance authorities, if the Annuitant dies prior to his or her 86th birthday, the dollar amount of the Death Benefit will be the greatest of:

       (1) the Contract Value; or

       (2) the sum of all Purchase Payments, less any amounts surrendered; or

       (3) the Contract Value as of the most recent five-year Contract Anniversary, less any amounts surrendered since the most recent five-year Contract Anniversary.

If the Annuitant dies on or after his or her 86th birthday and prior to Annuitization, the Death Benefit will equal the Contract Value.

The Death Benefit value is determined as of the Valuation Date at or next following the date the Home Office receives:

       (1) proper proof of the Annuitant's death;

       (2) an election specifying the Distribution method;

       (3) ant state required form(s).

If the Annuitant dies on or after the Annuitization Date, any payment that may be payable will be determined according to the selected annuity payment option.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Upon the death of any Contract Owner or Joint Owner (including an Annuitant who becomes the Contract Owner on the Annuitization Date), certain distributions for Non-Qualified Contracts are required by Section 72(s) of the Code. Notwithstanding any provision of the Contract to the contrary, the following distributions will be made in accordance with such requirements:

       1. If any Contract Owner dies on or after the Annuitization Date and before the entire interest under the Contract has been distributed, then the remaining interest will be distributed at least as rapidly as under the method of distribution in effect as of the date of the Contract Owner's death.

       2. If any Contract Owner dies prior to the Annuitization Date, then the entire interest in the Contract (consisting of either the Death Benefit or the Contract Value reduced by certain charges as set forth elsewhere in the Contract) will be distributed within 5 years of the death of the Contract Owner, provided however:

           (a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not extending beyond the life expectancy of the designated beneficiary. Payments must begin within one year of the date of the Contract Owner's death unless otherwise permitted by federal income tax regulations; and

            (b) if the designated beneficiary is the surviving spouse of the deceased Contract Owner, the spouse may elect to become the Contract Owner in lieu of receiving a Death Benefit, and any distributions required under these distribution rules will be made upon the death of the spouse.


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In the event that this Contract is owned by a person that is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:


           (a) the death of the Annuitant will be treated as the death of any Contract Owner;

           (b) any change of the Annuitant will be treated as the death of any Contract Owner; and

           (c) in either case the appropriate distribution required under these distribution rules will be made upon the death or change, as the case may be. The Annuitant is the primary annuitant as defined in Section 72(s)(6)(B) of the Code.

These distribution provisions will not be applicable to any Contract that is not required to be subject to the provisions of 72(s) of the Code by reason of
Section 72(s)(5) or any other law or rule.

Upon the death of a Contract Owner, the designated beneficiary must elect a method of distribution which complies with the above distribution provisions and which is acceptable to the Company. Such election must be received by the Company within 60 days of the Contract Owner's death.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES

Amounts in a Qualified Contract or Tax Sheltered Annuity Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and applicable regulations. Amounts will be paid, notwithstanding anything else contained herein, to the Annuitant under the Annuity Payments Option selected, over a period not exceeding:

         (a) the life of the Annuitant or the joint lives of the Annuitant and the Annuitant's designated beneficiary under the selected Annuity Payment Option; or

         (b) a period not extending beyond the life expectancy of the Annuitant or the joint life expectancies of the Annuitant and the Annuitant's designated beneficiary under the selected annuity Payment Option.

For Tax Sheltered Annuity Contracts, no Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Tax Sheltered Annuity Contract of the Annuitant.


If the Annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity is to be distributed in equal or substantially equal payments over a period described in (a) or (b) above, such payments will commence on the required beginning date, which is the later of:


           (a) the first day of April following the calendar year in which the Annuitant attains age 70-1/2; or

           (b)    when the Annuitant retires.

However, provision (b) does not apply to any employee who is a 5% Owner (as defined in Section 416 of the Code) with respect to the plan year ending in the calendar year in which the employee attains the age of 70-1/2.

If the Annuitant dies prior to the commencement of his or her Distribution, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs unless:


           (a) the Annuitant names his or her surviving spouse as the Beneficiary and the spouse elects to receive Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Annuitant would have attained age 70-1/2; or

           (b) the Annuitant names a Beneficiary other than his or her surviving spouse and the Beneficiary elects to receive a Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Annuitant dies.

If the Annuitant dies after Distribution has commenced, the Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

Payments commencing on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Annuitant by the life expectancy of the Annuitant, or the joint life expectancies of the Annuitant and the Annuitant's designated beneficiary (if the Annuitant dies prior to the required beginning date) or the Beneficiary under the selected Annuity Payment Option (if the Annuitant dies after the required beginning


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date) whichever is applicable under the applicable minimum distribution or MDIB provisions. Life expectancy and joint life expectancies are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.


If amounts distributed to the Annuitant are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAS OR SEP IRAS



Distribution from an IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70-1/2. Distribution may be payable in a lump sum or in substantially equal payments over:

       (a) the Contract Owner's life or the lives of the Contract Owner and his or her spouse or designated beneficiary; or

       (b) a period not extending beyond the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's designated beneficiary.

If the Contract Owner dies prior to the commencement of his or her Distribution, the interest in the IRA or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

       (a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

              (i) treat the annuity as an IRA or SEP IRA established for his or her benefit; or

              (ii) receive Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Contract Owner would have attained age 70-1/2; or

       (b) The Contract Owner names a Beneficiary other than his or her surviving spouse and the Beneficiary elects to receive a Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Contract Owner dies.

No Distribution will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another IRA or SEP IRA of the Contract Owner.

If the Contract Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse who is the beneficiary under the Annuity Payment Option, may treat the Contract as his or her own, in the same manner as is described in section (a)(i) of this provision.


If the amounts distributed to the Contract Owner are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.


A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The Owner of an IRA or SEP IRA must annually report the amount of non-deductible Purchase Payments, the amount of any Distribution, the amount by which non-deductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance of all IRAs.

IRA and SEP IRA Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Owner dies prior to the time Distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.


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Simplified Employee Pensions (SEPs) and Salary Reduction Simplified Employee Pensions (SAR SEPs), described in Section 408(k) of the Code are taxed in a manner similar to IRAs, and are subject to similar distribution requirements as IRAs. SAR SEPs cannot be established after 1996.


REQUIRED DISTRIBUTIONS FOR ROTH IRAS

Distributions from a Roth IRA, unlike other IRAs, are not required to commence during the lifetime of the Contract Owner.

Upon the death of the Contract Owner, the Contract Owner's interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

       (a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

               (i) treat the annuity as a Roth IRA established for his or her benefit; or

               (ii) receive Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year following the year in which the Contract Owner would have attained age 70-1/2; or

       (b) The Contract Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the following year in which the Contract Owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions" (see "Federal Income Taxes").


                           FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. Contract Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the Contracts.


Section 72 of the Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) Qualified Contracts; (2) IRAs, including SEP IRAs; (3) Roth IRAs; (4) Tax Sheltered Annuities; and (5) Non-Qualified Contracts. Each type of annuity is discussed below.

Distributions to participants from Qualified Contracts or Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on a formula required by the Code. The formula required by the Code excludes from income an amount equal to the investment in the Contract divided by the number of anticipated payments, as determined pursuant to Section 72(d) of the Code, until the full investment in the Contract is recovered; thereafter, all Distributions are fully taxable.

Distributions from IRAs and SEP IRAs and Contracts owned by Individual Retirement Accounts are generally taxed when received. The portion of each payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all Contracts exceeds prior non-taxable Distributions from the Contracts, and the total account balances in the Contracts at the time of the Distribution. The owner of such IRAs or SEP IRAs or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the IRS the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all IRAs, SEP IRAs and Individual Retirement Accounts.

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five year rule and meets one of the following four requirements: (i) it is made on or after the date on which the Contract Owner attains the age of 59-1/2; (ii) it is made to a Beneficiary (or the Contract Owner's estate) on or after the death of the Contract Owner; (iii) it is attributable to the Contract Owner's disability; or
(iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Code). If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the Distribution is not made within the five year period beginning with the first contribution


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to the Roth IRA. If the Roth IRA has any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the Distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A nonqualified distribution is any Distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A nonqualified distribution is not includible in gross income to the extent that such Distribution, when added to all previous Distributions, does not exceed that aggregate amount of contributions made to the Roth IRA. Any nonqualified distribution in excess of the aggregate amount of contributions will be included in the Contract Owner's gross income in the year that is distributed to the Contract Owner.

Taxable Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a qualified plan. If the Contract Owner dies prior to the complete Distribution of the Contract, the balance will also be included in the Contract Owner's gross estate for federal estate tax purposes.

A change of the Annuitant or Contingent Annuitant may be treated by the IRS as a taxable transaction.

PUERTO RICO

Under the Puerto Rico tax code, Distributions from a Non-Qualified Contract prior to Annuitization are treated as nontaxable return of principal until the principal is fully recovered; thereafter, all Distributions are fully taxable. Distributions after Annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after Annuitization is equal to the amount of the Distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded; thereafter, the entire Distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from Distributions of income. A personal adviser should be consulted.

NON-QUALIFIED CONTRACTS- NATURAL PERSONS AS CONTRACT OWNERS


The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract until the investment has been recovered; thereafter the entire amount is includable in income. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during any 12 month period will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations. Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for immediate annuities and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as the result of an exchange described in Section 1035 of the Code, for purposes of determining whether the Contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Code Section 72 also provides for a penalty tax, equal to 10% of the portion of any Distribution that is includable in gross income, if such Distribution is made prior to attaining age 59-1/2. The penalty tax does not apply if the


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Distribution is attributable to the Contract Owner's death, disability or one of a series of substantially equal periodic payments made over the life or life expectancy of the Contract Owner (or the joint lives or joint life expectancies of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the Annuity Payment Option selected by the Contract Owner) or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company policy and subject to limitations of the Contract including but not limited to first year withdrawals. Such election shall be irrevocable and may not be amended or changed.


In order to qualify as an annuity contract under Section 72 of the Code, the contract must provide for Distribution of the entire contract to be made upon the death of a Contract Owner. If a Contract Owner dies prior to the Annuitization Date, then the Joint Owner, the Contingent Owner or other named recipient must receive the Distribution within 5 years of the Contract Owner's death. However, the recipient may elect for payments to be made over his or her life or life expectancy provided that such payments begin within one year from the death of the Contract Owner. If the Joint Owner, Contingent Owner or other named recipient is the surviving spouse, the spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used on the date of the Contract Owner's death (see "Required Distribution For Qualified Plans and Tax Sheltered Annuities"). If the Contract Owner is not a natural person, the death of the Annuitant (or a change in the Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Annuitant is named.


The Code requires that any election to receive an annuity in lieu of a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of an Owner or the Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election will be ignored for tax purposes, and the entire amount of the lump sum will be subject to immediate tax. If the election is made within the 60 day period, each Distribution will be taxable when it is paid.

NON-QUALIFIED CONTRACTS- NON-NATURAL PERSONS AS CONTRACT OWNERS

The foregoing discussion of the taxation of Non-Qualified Contracts applies to Contracts owned (or, pursuant to Section 72(u) of the Code, deemed to be owned) by individuals.


As a general rule, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons"), rather than by one or more individuals, are not treated as annuity contracts for most purposes under the Code; in particular, they are not treated as annuity contracts for purposes of
Section 72. Therefore, the taxation rules for Distributions, as described above, do not apply to Non-Qualified Contracts owned by non-natural persons. Rather the income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned, and is not deferred, even if the income is not distributed out of the Contract to the Contract Owner.

The foregoing non-natural person rule does not apply to all entity-owned contracts. A Contract that is owned by a non-natural person as an agent for an individual is treated as owned by the individual. This exception does not apply, however, to a non-natural person who is an employer that holds the Contract under a non-qualified deferred compensation arrangement for one or more employees.


       The non-natural person rules also do not apply to a Contract that is:

       (a) acquired by the estate of a decedent by reason of the death of the decedent;

       (b) issued in connection with certain qualified retirement plans and individual retirement plans;

       (c) used in connection with certain structured settlements;

       (d) purchased by an employer upon the termination of certain qualified retirement plans; or

       (e) an immediate annuity.


QUALIFIED PLANS, IRAS, SEP IRAS AND TAX SHELTERED ANNUITIES

Contract Owners seeking information regarding eligibility, limitations on permissible amounts of Purchase Payments, and the tax consequences of distributions from Qualified Plans, Tax Sheltered Annuities, IRAs, SEP


                                       34
                                   36 of 120

IRAs and other plans that receive favorable tax treatment should seek competent advice; the terms of such plans may limit the rights available under the Contracts.


Pursuant to Section 403(b)(1)(E) Code, a Contract that is issued as a Tax-Sheltered Annuity is required to limit the amount of the Purchase Payment for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Code ($7,000), as it is from time to time increased to reflect increases in the cost of living. This limit may be reduced by any deposits, contributions or payments made to any other Tax-Sheltered Annuity or other plan, contract or arrangement by or on behalf of the Contract Owner.

The Code permits the rollover of most Distributions from Qualified Plans to other Qualified Plans, IRAs or SEP IRAs. Most Distributions from Tax-Sheltered Annuities may be rolled into another Tax-Sheltered Annuity, IRA or SEP IRA. Distributions that may not be rolled over are those which are:

       (a) one of a series of substantially equal annual (or more frequent) payments made:


             (i) over the life (or life expectancy) of the Contract Owner;

             (ii)over the joint lives (or joint life expectancies) of the
                 Contract Owner and the Contract Owner's designated Beneficiary; or

             (iii) for a specified period of ten years or more; or

       (b) a required minimum distribution.

Any Distribution eligible for rollover will be subject to federal tax withholding at a rate of twenty percent (20%) unless the Distribution is transferred directly to an appropriate plan as described above.

The Contract is available for Qualified Plans electing to comply with Section 404(c) of ERISA. It is the responsibility of the plan and its fiduciaries to determine and satisfy the requirements of Section 404(c).


IRAs and SEP IRAs may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all Purchase Payments (less any surrenders), it is possible the IRS could determine that the IRA or SEP IRA did not qualify for the desired tax treatment.

ROTH IRAS

The Contract may be purchased as a Roth IRA. The Contract Owner should seek competent advice as to the tax consequences associated with the use of a Contract as a Roth IRA, for information regarding eligibility to invest in a Roth IRA, for limitations on permissible amounts of Purchase Payments that may be made to a Roth IRA, and as to the tax consequences of Distributions from Roth IRAs.

The Code permits the rollover of most Distributions from Individual Retirement Accounts or IRAs to Roth IRAs. The rollovers are subject to federal income tax as Distributions from the Individual Retirement Account or IRA. For rollovers that take place in 1998, the income from rollover is included in income ratably over the four year period commencing in 1998. For rollovers in subsequent years, the entire amount of income from the rollover will be required to be included in income in the year of the rollover Distribution from the Individual Retirement Account or IRA.

A Distribution from a Roth IRA that received the proceeds of a rollover from an Individual Retirement Account or IRA within the previous five years could be subject to a 10% penalty even if the Distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or IRA was made in 1998 and the income from that rollover was included in income ratably over a four year period, a Distribution from the Roth IRA within four years of the rollover may be subject to an additional 10% penalty.


WITHHOLDING


The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner or other payee. The Contract Owner or other payee is entitled to elect not to have federal income tax withheld from certain types of Distributions, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year. However, if the IRS notifies the Company that the Contract Owner or other payee has furnished an incorrect taxpayer identification number, or if the Contract Owner or other payee fails to provide a taxpayer identification number, the Distributions may be subject to back-up withholding at the statutory rate, which is presently 31%, and which cannot be waived by the Contract Owner or other payee.


                                       35
                                   37 of 120

NON-RESIDENT ALIENS


Distributions to nonresident aliens (NRAs) are generally subject to federal income tax and tax withholding at a statutory rate of thirty percent (30%) of the amount of income that is distributed. The Company may be required to withhold such amount from the Distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances, zero tax and withholding rates if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. For Distributions, the NRA must obtain an Individual Taxpayer Identification Number from the IRS and furnish that number to the Company prior to the Distribution. If the Company does not have the proper proof of citizenship or residency and a proper Individual Taxpayer Identification Number prior to any Distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.


A payment may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such Distributions will be subject to the rules set forth in the section entitled "Withholding."

FEDERAL ESTATE, GIFT, AND GENERATION-SKIPPING TRANSFER TAXES


A transfer of the Contract from one Contract Owner to another, or the payment of a Distribution under the Contract to someone other than a Contract Owner, may constitute a gift for federal gift tax purposes. Upon the death of the Contract Owner, the value of the Contract may be included in his or her gross estate for federal estate tax purposes, even if all or a portion of the value is also subject to federal income taxes.


The Company may be required to determine whether the Death Benefit or any other payment or Distribution constitutes a "direct skip" as defined in Section 2612 of the Code, and the amount of the generation skipping transfer tax, if any, resulting from such direct skip. A direct skip may occur when property is transferred to, or a Death Benefit or other Distribution is made to:


       (a) an individual who is two or more generations younger than the Contract Owner; or

       (b) certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the Contract Owner).

If the Contract Owner is not an individual, then for this purpose only, "Contract Owner" refers to any person who would be required to include the Contract, Death Benefit, Distribution, or other payment in his or her federal gross estate at his or her death, or who is required to report the transfer of the Contract, Death Benefit, Distribution, or other payment for federal gift tax purposes.

If the Company determines that a generation skipping transfer tax is required to be paid by reason of a direct skip, the Company is required by Section 2603 of the Code to reduce the amount of the Death Benefit, Distribution, or other payment by the tax liability, and pay the tax liability directly to the IRS.

Federal estate, gift and generation-skipping transfer tax consequences, and state and local estate, inheritance, succession, generation skipping transfer, and other tax consequences of owning or transferring a Contract, and of receiving a Distribution, Death Benefit or other payment, depend on the circumstances of the person owning or transferring the Contract, or person receiving a Distribution, Death Benefit or other payment.

CHARGE FOR TAX

The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in Sub-Accounts for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future if the tax laws change.

DIVERSIFICATION

The IRS has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Contract Owner or the Company pays an amount to the IRS. The amount will be based on the tax that would have been paid by the Contract Owner if the income, for the period the contract was not diversified, had been received by the Contract Owner. If the failure to


                                       36
                                   38 of 120
diversify is not corrected in this manner, the Contract Owner will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.


Representatives of the IRS have suggested, from time to time, that the number of Underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of Underlying Mutual Funds, transfers between Underlying Mutual Funds, exchanges of Underlying Mutual Funds or changes in investment objectives of Underlying Mutual Funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.

TAX CHANGES


The Code has been subjected to numerous amendments and changes and it is reasonable to believe that it will continue to be revised. The United States Congress has considered numerous legislative proposals that, if enacted, could change the tax treatment of the Contracts. It is reasonable to believe that such proposals may be enacted into law. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be in variance with its current positions on these matters. In addition, state law (which is not discussed herein), may affect the tax consequences of the Contract.


The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice. Statutes, regulations, and rulings are subject to interpretation by the courts. The courts may determine that a different interpretation than the currently favored interpretation is appropriate, thereby changing the operation of the rules that are applicable to annuity contracts.

Any of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Contract may be changed retroactively. There is no way of predicting whether, when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO ANNUITY CONTRACTS. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.

                                       37
                                   39 of 120

                               GENERAL INFORMATION

CONTRACT OWNER INQUIRIES


Contract Owner inquiries may be directed to the Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD 1-800-238-3035.


STATEMENTS AND REPORTS


The Company will mail to Contract Owners, at their last known address, any statements and reports required by law. Contract Owners should promptly notify the Company of any address change. Statements are mailed detailing the Contract's quarterly activity. The Company will also send a confirmation statement to Contract Owners each time a transaction is made affecting the Contract Value. However, instead of receiving an immediate confirmation of transactions made pursuant to some types of recurring payment plans (such as a dollar cost averaging program or salary reduction arrangement), the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Contract Owner notifies the Home Office within 30 days after receipt of the statement. The Company will also send to Contract Owners a semi-annual report as of June 30 and an annual report as of December 31, containing financial statements for the Variable Account.


ADVERTISING


A "yield" and "effective yield" may be advertised for the NSAT-Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT-Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT-Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.


The Company may also advertise the performance of a Sub-Account relative to the performance of other variable annuity sub-accounts or underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

The Sub-Accounts may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government or Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and the Dow Jones Industrial Average.

Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the Underlying Mutual Fund options against all underlying mutual funds over specified periods and against underlying mutual funds in specified categories. The rankings may or may not include the effects of sales charges or other fees.

The Company is ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally


                                       38
                                   40 of 120
include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


The Company may, from time to time, advertise several types of historical performance of the Sub-Accounts. The Company may advertise for the Sub-Accounts standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." "Average annual total return" illustrates the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been available in the Variable Account if the Underlying Mutual Fund option has not been available for the prescribed periods. THIS CALCULATION REFLECTS THE DEDUCTION OF ALL APPLICABLE CHARGES MADE TO THE CONTRACTS EXCEPT FOR PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $25,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been in existence. For those Underlying Mutual Fund options which have not been held as Sub-Accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such Underlying Mutual Fund options would have achieved (reduced by the same charges) had such Underlying Mutual Fund options been available in the Variable Account for the periods quoted. AN INITIAL INVESTMENT OF $25,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.

The standardized average annual total return and nonstandardized total return quotations reflected are calculated as described in this section using Underlying Mutual Fund performance for the period ended December 31, 1997. However, the Company generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results than shown. The quotations and other comparative material advertised by the Company are based upon historical earnings and are not intended to represent or guarantee future results. Contract Value at redemption may be more or less than the original cost.


                                       39
                                   41 of 120

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                          NON-STANDARDIZED TOTAL RETURN

--------------------------------------------------------------------------------------------------------
                                                                       10 Years To
                                        1 Year To       5 Years To     12/31/97 or        Date Fund
        SUB-ACCOUNT OPTIONS             12/31/97         12/31/97      Life of Fund       Effective
--------------------------------------------------------------------------------------------------------
American Century Variable                14.13%           9.66%            9.44%            05-01-91
Portfolios, Inc.- American Century
VP Balanced
--------------------------------------------------------------------------------------------------------
American Century Variable                -4.66%           4.23%            7.12%*           11-20-87
Portfolios, Inc.- American Century
VP Capital Appreciation
--------------------------------------------------------------------------------------------------------
American Century Variable                16.92%            N/A             9.00%            05-01-94
Portfolios, Inc.- American Century
VP International
--------------------------------------------------------------------------------------------------------
American Century Variable                24.26%            N/A            21.40%            05-01-96
Portfolios, Inc.- American Century
VP Value
--------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.           31.03%           17.98%          14.19%            09-29-89
--------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment              26.23%            N/A            18.16%          04-05-93
Fund- Capital Appreciation Portfolio
--------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment              14.53%            N/A            22.28%            05-02-94
Fund - Growth & Income Portfolio
--------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible         26.57%            N/A            19.77%            10-06-93
Growth Fund, Inc.
--------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio     26.25%           18.29%          15.01%*           10-09-86
--------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio            21.69%           16.31%          15.51%*           10-09-86
--------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio       15.98%           12.29%          11.19%*           09-19-85
--------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio           9.94%           12.45%           8.04%*           01-28-87
--------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager            18.90%           11.32%          11.10%            09-06-89
Portfolio
--------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio     22.34%            N/A            26.35%            01-03-95
--------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth                  28.09%            N/A            25.02%          01-03-95
Opportunities Portfolio
--------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Fund,             N/A             N/A              N/A           06-16-97
Inc.- Emerging Markets Debt
Portfolio
--------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation Fund          32.54%           17.26%          15.88%            04-15-92
--------------------------------------------------------------------------------------------------------
NSAT- Government Bond Fund                8.08%           5.84%            7.68%*           11-08-82
--------------------------------------------------------------------------------------------------------
NSAT- Money Market Fund                   3.73%           3.01%            4.09%*           11-10-81
--------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Company Fund      15.65%            N/A            23.83%            10-23-95
--------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                   27.55%           16.24%          13.97%*           11-08-82
--------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-                  27.14%           11.84%          13.23%*           09-10-84
Growth Portfolio
--------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-                   5.19%           4.10%            5.52%*           09-10-84
Limited Maturity Bond Portfolio
--------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-                  29.35%            N/A            22.41%            03-22-94
Partners Portfolio
--------------------------------------------------------------------------------------------------------

                                       40
                                   42 of 120

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                          NON-STANDARDIZED TOTAL RETURN

--------------------------------------------------------------------------------------------------------
                                                                       10 Years To
                                        1 Year To       5 Years To    12/31/97 or         Date Fund
        SUB-ACCOUNT OPTIONS             12/31/97         12/31/97     Life of Fund       Effective
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-       7.67%           6.66%            7.92%*          04-30-85
Oppenheimer Bond Fund
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-      20.65%           17.10%          10.65%           11-12-90
Oppenheimer Global Securities Fund
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-      24.87%           16.91%          15.00%*         04-30-85
Oppenheimer Growth Fund
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-      15.52%           11.68%          11.12%*         02-09-87
Oppenheimer Multiple Strategies Fund
--------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.         23.64%           17.60%          18.34%           05-08-92
--------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,          9.77%           10.27%          10.51%           05-08-92
Inc.- Discovery Fund II, Inc.
--------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,        -14.77%            N/A            -2.37%           10-20-95
Inc.- International Stock II
--------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-        0.90%           4.01%            4.62%           09-01-89
Worldwide Bond Fund
--------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-       -12.89%           N/A             3.80%           12-27-95
Worldwide Emerging Markets Fund
--------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-       -3.17%           13.45%           5.45%          09-01-89
Worldwide Hard Assets Fund
--------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life         19.71%            N/A            25.64%           07-03-95
Investment Trust- Morgan Stanley
Real Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-International       -3.67%            N/A             4.02%           06-30-95
Equity Portfolio
--------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -                   11.69%            N/A             6.98%           09-30-96
Post-Venture Capital Portfolio
--------------------------------------------------------------------------------------------------------
Warburg Pincus Trust- Small Company      13.97%            N/A            20.31%          06-30-95
Growth Portfolio
--------------------------------------------------------------------------------------------------------
        * Represents 10 years to 12/31/97.

                                   43 of 120

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------------------------------------------------------------------
                                                              10 Years or Date
                                 1 Year To     5 Years To    Fund Available in      Date Fund Added to
     SUB-ACCOUNT OPTIONS          12/31/97      12/31/97      Variable Account       Variable Account
                                                                 To 12/31/97
----------------------------------------------------------------------------------------------------------
American Century Variable          14.13%          N/A            11.93%                 02-01-96
Portfolios, Inc.- American
Century VP Balanced
----------------------------------------------------------------------------------------------------------
American Century Variable          -4.66%          N/A            -5.72%                 02-01-96
Portfolios, Inc.- American
Century VP Capital
Appreciation
----------------------------------------------------------------------------------------------------------
American Century Variable          16.92%          N/A            14.82%                 02-01-96
Portfolios, Inc.- American
Century VP International
----------------------------------------------------------------------------------------------------------
American Century Variable          24.26%          N/A            25.42%                 12-23-96
Portfolios, Inc.- American
Century VP Value
----------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.     31.03%          N/A            24.71%                 02-01-96
----------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment         N/A            N/A             4.01%                 07-14-97
Fund- Capital Appreciation
Portfolio
----------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment        14.53%          N/A            14.05%                 12-23-96
Fund - Growth & Income
Portfolio
----------------------------------------------------------------------------------------------------------
The Dreyfus Socially               26.57%          N/A            21.13%                 02-01-96
Responsible Growth Fund, Inc.
----------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income         26.25%          N/A            18.49%                 02-01-96
Portfolio
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio      21.69%          N/A            16.78%                 02-01-96
----------------------------------------------------------------------------------------------------------
Fidelity VIP High Income           15.96%          N/A            13.40%                 02-01-96
Portfolio
----------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas              9.94%           N/A            10.00%                 02-01-96
Portfolio
----------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager      18.90%          N/A            15.22%                 02-01-96
Portfolio
----------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund         22.34%          N/A            21.24%                 02-01-96
Portfolio
----------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth             N/A            N/A            20.92%                 07-14-97
Opportunities Portfolio
----------------------------------------------------------------------------------------------------------
Morgan Stanley Universal            N/A            N/A            -4.17%                 07-14-97
Fund, Inc.- Emerging Markets
Debt Portfolio
----------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation         32.54%          N/A            26.88%                 02-01-96
Fund
----------------------------------------------------------------------------------------------------------
NSAT- Government Bond Fund         8.08%           N/A             4.95%                 02-01-96
----------------------------------------------------------------------------------------------------------
NSAT- Money Market Fund            3.73%           N/A             3.65%                 01-31-96
----------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small             15.65%          N/A            19.46%                 02-01-96
Company Fund
----------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund             27.55%          N/A            22.94%                 02-01-96
----------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-            27.14%          N/A            16.12%                 02-01-96
Growth Portfolio
----------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-            5.19%           N/A             3.80%                 02-01-96
Limited Maturity Bond
Portfolio
----------------------------------------------------------------------------------------------------------


                                       42
                                   44 of 120

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------------------------------------------------------------------
                                                           10 Years or Date
                                                           Fund Available in
                                 1 Year To    5 Years To   Variable Account        Date Fund Added to
     SUB-ACCOUNT OPTIONS         12/31/97      12/31/97       To 12/31/97          Variable Account
---------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT-           29.35%         N/A             27.18%                02-01-96
Partners Portfolio
---------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account       7.67%          N/A            5.49%                 02-01-96
Funds- Oppenheimer Bond Fund
---------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account      20.65%         N/A             17.19%                02-01-96
Funds- Oppenheimer Global
Securities Fund
---------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account        N/A           N/A            9.65%                 07-14-97
Funds- Oppenheimer Growth Fund
---------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account      15.52%         N/A             14.03%                02-01-96
Funds- Oppenheimer Multiple
Strategies Fund
---------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II,       23.46%         N/A             19.20%                02-01-96
Inc.
---------------------------------------------------------------------------------------------------------
Strong Variable Insurance          9.77%         N/A             4.46%                 02-01-96
Funds, Inc.- Discovery Fund
II, Inc.
---------------------------------------------------------------------------------------------------------
Strong Variable Insurance         -14.77%         N/A            -5.82%                02-01-96
Funds, Inc.- International
Stock II
---------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance        0.90%          N/A            1.46%                 02-01-96
Trust- Worldwide Bond Fund
---------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance       -12.89%        N/A            -11.97%                12-23-96
Trust- Worldwide Emerging
Markets Fund
---------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance       -3.17%         N/A             -0.99%                02-01-96
Trust- Worldwide Hard Assets
Fund
---------------------------------------------------------------------------------------------------------
Van Kampen American Capital       19.71%         N/A             29.14%                02-01-96
Life Investment Trust- Morgan
Stanley Real Estate
Securities Portfolio
---------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-             -3.67%         N/A             0.35%                 02-01-96
International Equity Portfolio
---------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -            11.69%         N/A             13.22%                12-23-96
Post-Venture Capital Portfolio
---------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small        13.97%         N/A             13.77%                02-01-96
Company Growth Portfolio
---------------------------------------------------------------------------------------------------------

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                           YEAR 2000 COMPLIANCE ISSUES


The Company has developed a plan to address issues related to the Year 2000. The problem relates to many existing computer programs using only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. The Company has been evaluating its exposure to the Year 2000 issue through a review of all of its operating systems as well as dependencies on the systems of others since 1996. The Company expects all system changes and replacements needed to achieve Year 2000 compliance to be completed by the end of 1998. Compliance testing will be completed in the first quarter of 1999. The Company's parent, Nationwide Life Insurance Company ("NLIC"), charges all costs associated with these system changes as the costs are incurred.

Operating expenses for NLIC in 1997 include approximately $45 million on technology projects, which includes costs related to Year 2000 and the development of a new policy administration system for traditional life insurance products and other system enhancements. NLIC anticipates spending a comparable amount in 1998 on technology projects, including Year 2000 initiatives. These expenses do not have an effect on the assets of the Variable Account and are not charged through to the Contract Owner.


                                LEGAL PROCEEDINGS

There are no material legal proceedings, other than ordinary routine litigation incidental to the business to which the Company and the Variable Account are parties or to which any of their property is the subject.

The General Distributor, Nationwide Advisory Services, Inc., is not engaged in any litigation of any material nature.

From time to time the Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                           PAGE
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................1
Underwriters.................................................................2
Calculations of Performance..................................................2
Annuity Payments.............................................................2
Financial Statements.........................................................3


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                                    APPENDIX


              OBJECTIVES FOR PARTICIPATING UNDERLYING MUTUAL FUNDS

THE UNDERLYING MUTUAL FUNDS LISTED BELOW ARE DESIGNED PRIMARILY AS INVESTMENT VEHICLES FOR VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES ISSUED BY INSURANCE COMPANIES. THERE CAN BE NO ASSURANCE THAT THE
INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.


       -AMERICAN CENTURY VP BALANCED

       Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

       -AMERICAN CENTURY VP CAPITAL APPRECIATION

       Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

       The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.


       -AMERICAN CENTURY VP INCOME & GROWTH

       Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

       -AMERICAN CENTURY VP INTERNATIONAL

       Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.



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       -AMERICAN CENTURY VP VALUE


       Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.


DREYFUS STOCK INDEX FUND, INC.


The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.


       Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND


Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the Capital Appreciation Portfolio's subadviser and provides day-to-day management of this Portfolio.

       -CAPITAL APPRECIATION PORTFOLIO

       Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.


       -GROWTH & INCOME PORTFOLIO

       Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.


The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.


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        Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND


The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

       -VIP EQUITY-INCOME PORTFOLIO

       Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

       -VIP GROWTH PORTFOLIO

       Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

       -VIP HIGH INCOME PORTFOLIO

       Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:


        - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

        - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities


            Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

       -VIP OVERSEAS PORTFOLIO

       Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.


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       -VIP II ASSET MANAGER PORTFOLIO

       Investment Objective: To seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

       -VIP II CONTRAFUND PORTFOLIO

       Investment Objective: To seek capital appreciation by investing primarily in companies that the FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

       -VIP III GROWTH OPPORTUNITIES PORTFOLIO

       Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

MORGAN STANLEY UNIVERSAL FUNDS, INC.

Morgan Stanley Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Asset Management, Inc.

       -EMERGING MARKETS DEBT PORTFOLIO

       Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to life insurance company separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.

       -CAPITAL APPRECIATION FUND

       Investment Objective: Long-term growth by primarily investing in a diversified portfolio of the common stock of companies which the NAS determines have a better-than-average potential for sustained capital growth over the long term.

       -GOVERNMENT BOND FUND

       Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

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       -MONEY MARKET FUND

       Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

       -NATIONWIDE SMALL CAP VALUE FUND

       Subadviser:  The Dreyfus Corporation

       Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets will be invested in equity securities of companies with market capitalizations at the time of purchase of between $200 million and $2.5 billion. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.

       -NATIONWIDE SMALL COMPANY FUND

       Subadvisers: The Dreyfus Corporation, Neuberger & Berman, L.P., Pictet International Management Limited with Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.

       Investment Objective: Long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

       -TOTAL RETURN FUND

       Investment Objective: Capital growth by investing in common stocks of companies that NAS believes will have above-average earnings or otherwise provide investors with above-average potential for capital appreciation. To maximize this potential, NAS may also utilize from time to time, securities convertible into common stock, warrants and options to purchase such stocks.

NEUBERGER &  BERMAN ADVISERS MANAGEMENT TRUST

Neuberger and Berman Advisers Management Trust ("N&B AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of N&B AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian and Partners Portfolios of N&B AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger & Berman Management Incorporated ("N&B Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization and Other Matters" in the underlying mutual fund prospectus.) The investment advisor for all the portfolios is N&B Management.

       -AMT GROWTH PORTFOLIO

       Investment Objective: Seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

      -AMT GUARDIAN PORTFOLIO

       Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. N&B Management uses a value-oriented investment approach in selecting


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       securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

       -AMT LIMITED MATURITY BOND PORTFOLIO


       Investment Objective: To provide high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.


       -AMT PARTNERS PORTFOLIO

       Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.


OPPENHEIMER VARIABLE ACCOUNT FUNDS


The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is investment adviser.


       -OPPENHEIMER BOND FUND


       Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.


       -OPPENHEIMER GLOBAL SECURITIES FUND


       Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

       -OPPENHEIMER GROWTH FUND

       Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.


       -OPPENHEIMER MULTIPLE STRATEGIES FUND


       Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY "STRONG SPECIAL FUND II, INC.")

Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.

       Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.


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STRONG VARIABLE INSURANCE FUNDS, INC.

Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

       -DISCOVERY FUND II, INC.

       Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.


       -INTERNATIONAL STOCK FUND II

       Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.


VAN ECK WORLDWIDE INSURANCE TRUST


Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of various insurance companies to fund the benefits of life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.


       -WORLDWIDE BOND FUND


       Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.


       -WORLDWIDE EMERGING MARKETS FUND


       Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.


       -WORLDWIDE HARD ASSETS FUND


       Investment Description: Seeks long-term capital appreciation by investing, primarily in "Hard Assets Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.


VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST


Van Kampen American Capital Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Portfolio's investment adviser.

       -MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO

       Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of


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       residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.


WARBURG PINCUS TRUST


The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Warburg Pincus Asset Management, Inc. ("Warburg").


       -INTERNATIONAL EQUITY PORTFOLIO


       Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.


       -POST-VENTURE CAPITAL PORTFOLIO


       Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or
       (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.


       -SMALL COMPANY GROWTH PORTFOLIO


       Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.


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                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 1998


                   DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
          BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY THROUGH ITS
                        NATIONWIDE VA SEPARATE ACCOUNT-B

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1998. The prospectus may be obtained from Nationwide Life and Annuity Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331,
TDD 1-800-238-3035.

                                TABLE OF CONTENTS
                                                                      PAGE
                                                                      ----
General Information and History.........................................1
Services................................................................1
Purchase of Securities Being Offered....................................1
Underwriters............................................................2
Calculations of Performance.............................................2
Annuity Payments........................................................2
Financial Statements....................................................3

GENERAL INFORMATION AND HISTORY


The Nationwide VA Separate Account-B (formerly Financial Horizons VA Separate Account-2) is a separate investment account of Nationwide Life and Annuity Insurance Company ("Company") (formerly Financial Horizons Life Insurance Company). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Life Insurance Company which is owned by Nationwide Financial Services, Inc.("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $83.2 billion as of December 31, 1997.


SERVICES

The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the Underlying Mutual Funds. The Company, or subsidiaries of the Company may have entered into agreements with either the investment adviser or distributor for several of the Underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular Underlying Mutual Funds. These fees in no way affect the net asset value of the Underlying Mutual Funds or fees paid by the Contract Owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

                                   55 of 120

UNDERWRITERS

The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of the Company. No underwriting commissions have been paid by the Company to NAS.

CALCULATIONS OF PERFORMANCE


Any current yield quotations of the NSAT- Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1997, the NSAT- Money Market Fund's seven-day current unit value yield was 3.89% The NSAT- Money Market Fund's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the NSAT- Money Market Fund. At December 31, 1997 the NSAT- Money Market Fund's seven-day effective yield was 3.97%.

The NSAT- Money Market Fund's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the NSAT- Money Market Fund determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT- Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the Net Asset Values will remain constant. It should be noted that a Contract Owner's investment in the NSAT- Money Market Fund is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a 1.45% Mortality Risk, Expense Risk and Administration Charge. No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the Underlying Mutual Fund has been available in the Variable Account if the Underlying Mutual Fund has not been available for one of the prescribed periods. Nonstandardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the Underlying Mutual Fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, is not a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the Prospectus



                                       2
                                   56 of 120

                          Independent Auditors' Report



The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VA Separate Account-B:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-B as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for the year then ended and the period February 1, 1996 (commencement of operations) through December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VA Separate Account-B as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for the year then ended and the period February 1, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

--------------------------------------------------------------------------------

                                              NATIONWIDE VA SEPARATE ACCOUNT-B

                                STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                                     DECEMBER 31, 1997

ASSETS:
   Investments at market value:

      American Century VP - American Century VP Balanced (ACVPBal)
         190,054 shares (cost $1,483,415) ................................................................... $   1,566,049

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         137,815 shares (cost $1,378,410) ...................................................................     1,334,046

      American Century VP - American Century VP International (ACVPInt)
         720,696 shares (cost $4,793,362) ...................................................................     4,929,564

      American Century VP - American Century VP Value (ACVPValue)
         244,181 shares (cost $1,678,657) ...................................................................     1,692,172

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         134,318 shares (cost $3,383,690) ...................................................................     3,353,914

      Dreyfus Stock Index Fund (DryStkIx)
         628,044 shares (cost $15,638,679) ..................................................................    16,172,142

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         13,552 shares (cost $379,544) ......................................................................       378,096

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         59,470 shares (cost $1,282,421) ....................................................................     1,235,780

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         1,213,251 shares (cost $25,854,072) ................................................................    29,457,726

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         661,176 shares (cost $22,268,498) ..................................................................    24,529,640

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         1,488,608 shares (cost $19,111,149) ................................................................    20,215,295

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         188,497 shares (cost $3,700,378) ...................................................................     3,619,147

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         269,138 shares (cost $4,456,767) ...................................................................     4,847,174

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         1,078,487 shares (cost $19,699,408) ................................................................    21,505,026

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         153,498 shares (cost $2,835,058) ...................................................................     2,957,905

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         11,044 shares (cost $115,001) ......................................................................       106,793

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         216,453 shares (cost $4,346,686) ...................................................................     4,590,962

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         344,475 shares (cost $3,916,322) ...................................................................     3,920,125

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         28,653,938 shares (cost $28,653,938) ...............................................................    28,653,938

      Nationwide SAT - Small Company Fund (NSATSmCo)
         376,394 shares (cost $5,943,953) ...................................................................     5,965,844

      Nationwide SAT - Total Return Fund (NSATTotRe)
         350,246 shares (cost $5,372,998) ...................................................................     5,737,027

      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         46,594 shares (cost $1,304,323) ....................................................................     1,422,968

      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         457,640 shares (cost $6,318,021) ...................................................................     6,461,880

      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         891,315 shares (cost $17,166,190) ..................................................................    18,361,093

      Oppenheimer VAF - Bond Fund (OppBdFd)
         357,304 shares (cost $4,203,595) ...................................................................     4,255,486

      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         204,717 shares (cost $3,985,979) ...................................................................     4,374,809

      Oppenheimer VAF - Growth Fund (OppGro)
         4,389 shares (cost $143,605) .......................................................................       142,379

      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         189,568 shares (cost $3,142,466) ...................................................................     3,224,548

      Strong Opportunity Fund II, Inc. (StOpp2)
         612,630 shares (cost $12,308,604) ..................................................................    13,294,075

      Strong VIF - Strong Discovery Fund II (StDisc2)
         91,534 shares (cost $1,137,826) ....................................................................     1,101,152

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         310,248 shares (cost $3,430,958) ...................................................................     2,891,507

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         175,787 shares (cost $1,887,801) ...................................................................     1,931,899

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         140,263 shares (cost $1,930,299) ...................................................................     1,542,896


                                                                                                                (Continued)

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         92,070 shares (cost $1,522,580) ....................................................................     1,447,333

      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         469,049 shares (cost $7,348,786) ...................................................................     7,434,426

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         696,811 shares (cost $8,209,358) ...................................................................     7,309,552

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         46,578 shares (cost $521,054) ......................................................................       515,154

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         527,076 shares (cost $7,768,534) ...................................................................     8,686,217
                                                                                                               ------------
            Total investments ...............................................................................   271,165,739
   Accounts receivable ......................................................................................       396,253
                                                                                                               ------------
            Total assets ....................................................................................   271,561,992
ACCOUNTS PAYABLE ............................................................................................            16
                                                                                                               ------------
CONTRACT OWNERS' EQUITY (NOTE 4) ............................................................................  $271,561,976
                                                                                                               ============

See accompanying notes to financial statements.

-----------------------------------------------

                                                  NATIONWIDE VA SEPARATE ACCOUNT-B

                                   STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 1, 1996
                                       (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996

                                                                             TOTAL                         ACVPBal
                                                                ------------------------------  ------------------------------
                                                                     1997            1996            1997            1996
                                                                --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends .......................................    $    3,264,187         599,351           6,748           3,261
Mortality, expense and administration
  charges (note 2) .........................................        (2,625,203)       (502,691)        (14,031)         (3,237)
                                                                --------------  --------------  --------------  --------------
  Net investment activity ..................................           638,984          96,660          (7,283)             24
                                                                --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ......................       223,236,625      76,703,639         432,187         178,027
Cost of mutual fund shares sold ............................      (214,504,322)    (75,779,842)       (400,447)       (168,902)
                                                                --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ......................         8,732,303         923,797          31,740           9,125
Change in unrealized gain (loss) on investments ............        10,048,773       2,494,576          65,584          17,050
                                                                --------------  --------------  --------------  --------------
  Net gain (loss) on investments ...........................        18,781,076       3,418,373          97,324          26,175
                                                                --------------  --------------  --------------  --------------
Reinvested capital gains ...................................         4,937,879         204,775          28,016              -
                                                                --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .....................        24,357,939       3,719,808         118,057          26,199
                                                                --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..........................................       169,332,709      95,174,558         762,078         501,901
Transfers between funds ....................................                -               -          262,407           9,439
Redemptions ................................................       (18,867,088)     (2,157,551)        (99,821)        (11,452)
Adjustments to maintain reserves ...........................            (2,565)          4,166          (2,476)              4
                                                                --------------  --------------  --------------  --------------
    Net equity transactions ................................       150,463,056      93,021,173         922,188         499,892
                                                                --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................       174,820,995      96,740,981       1,040,245         526,091
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ................        96,740,981              -          526,091              -
                                                                --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    $  271,561,976      96,740,981       1,566,336         526,091
                                                                ==============  ==============  ==============  ==============

                                                                           ACVPCapAp                       ACVPInt
                                                                ------------------------------  ------------------------------
                                                                    1997             1996            1997            1996
                                                                -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends .......................................               -                -           22,729           3,115
Mortality, expense and administration
  charges (note 2) .........................................          (19,639)          (7,009)        (46,316)         (6,649)
                                                                -------------   --------------  --------------  --------------
  Net investment activity ..................................          (19,639)          (7,009)        (23,587)         (3,534)
                                                                -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ......................        1,970,507          985,905       1,572,496         495,206
Cost of mutual fund shares sold ............................       (2,131,768)        (979,960)     (1,357,421)       (476,619)
                                                                -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ......................         (161,261)           5,945         215,075          18,587
Change in unrealized gain (loss) on investments ............           18,432          (62,797)         78,372          57,830
                                                                -------------   --------------  --------------  --------------
  Net gain (loss) on investments ...........................         (142,829)         (56,852)        293,447          76,417
                                                                -------------   --------------  --------------  --------------
Reinvested capital gains ...................................           17,313              129          43,835           1,038
                                                                -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .....................         (145,155)         (63,732)        313,695          73,921
                                                                -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..........................................          604,929          978,621       2,980,677       1,075,760
Transfers between funds ....................................            3,613          319,535         638,549          33,262
Redemptions ................................................         (344,351)         (19,242)       (167,142)        (19,209)
Adjustments to maintain reserves ...........................             (179)              22              32              25
                                                                --------------  --------------  --------------  --------------
    Net equity transactions ................................          264,012        1,278,936       3,452,116       1,089,838
                                                                -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................          118,857        1,215,204       3,765,811       1,163,759
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ................        1,215,204               -        1,163,759              -
                                                                -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................        1,334,061        1,215,204       4,929,570       1,163,759
                                                                =============   ==============  ==============  ==============

                                                  NATIONWIDE VA SEPARATE ACCOUNT-B

                                  STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 1, 1996
                                       (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996

                                                                       ACVPValue                    DrySRGro
                                                               --------------------------  ------------------------------
                                                                  1997          1996           1997            1996
                                                               ----------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................        $    1,292              -           12,102             874
Mortality, expense and administration
  charges (note 2) ....................................           (14,045)             -          (25,947)         (1,520)
                                                               ----------  --------------  --------------  --------------
  Net investment activity .............................           (12,753)             -          (13,845)           (646)
                                                               ----------  --------------  --------------  --------------

Proceeds from mutual fund shares sold .................         2,171,228              -        3,430,773          96,419
Cost of mutual fund shares sold .......................        (2,031,644)             -       (3,098,404)        (88,012)
                                                               ----------  --------------  --------------  --------------
  Realized gain (loss) on investments .................           139,584              -          332,369           8,407
Change in unrealized gain (loss) on investments .......            13,515              -          (19,478)        (10,298)
                                                               ----------  --------------  --------------  --------------
  Net gain (loss) on investments ......................           153,099              -          312,891          (1,891)
                                                               ----------  --------------  --------------  --------------
Reinvested capital gains ..............................             2,414              -           94,837          15,508
                                                               ----------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................           142,760              -          393,883          12,971
                                                               ----------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................         1,137,286              -        1,210,701         137,873
Transfers between funds ...............................           437,858              -        1,685,435         302,311
Redemptions ...........................................           (25,736)             -         (387,613)         (1,650)
Adjustments to maintain reserves ......................                13              -               16               6
                                                               ----------  --------------  --------------  --------------
    Net equity transactions ...........................         1,549,421              -        2,508,539         438,540
                                                               ----------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................         1,692,181              -        2,902,422         451,511
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........                -               -          451,511              -
                                                               ----------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................        $1,692,181              -        3,353,933         451,511
                                                               ==========  ==============  ==============  ==============

                                                                          DryStkIx                      DryCapAp
                                                              ------------------------------  ------------------------------
                                                                   1997            1996            1997           1996
                                                              -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................             167,679           20,443           2,624              -
Mortality, expense and administration
  charges (note 2) ....................................            (139,726)         (11,785)         (1,353)             -
                                                              -------------   --------------  --------------  --------------
  Net investment activity .............................              27,953            8,658           1,271              -
                                                              -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold .................           6,868,998        1,304,525          35,302              -
Cost of mutual fund shares sold .......................          (5,807,826)      (1,213,680)        (34,746)             -
                                                              -------------   --------------  --------------  --------------
  Realized gain (loss) on investments .................           1,061,172           90,845             556              -
Change in unrealized gain (loss) on investments .......             492,395           41,068          (1,448)             -
                                                              -------------   --------------  --------------  --------------
  Net gain (loss) on investments ......................           1,553,567          131,913            (892)             -
                                                              -------------   --------------  --------------  --------------
Reinvested capital gains ..............................             413,260           32,437             220              -
                                                              -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................           1,994,780          173,008             599              -
                                                              -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................           9,290,153        2,131,083         188,858              -
Transfers between funds ...............................           2,880,855          877,923         193,079              -
Redemptions ...........................................            (947,321)        (228,466)         (4,447)             -
Adjustments to maintain reserves ......................                 273               52              (7)             -
                                                              -------------   --------------  --------------  --------------
    Net equity transactions ...........................          11,223,960        2,780,592         377,483              -
                                                              -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................          13,218,740        2,953,600         378,082              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........           2,953,600               -               -               -
                                                              -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................       $  16,172,340        2,953,600         378,082              -
                                                              =============   ==============  ==============  ==============

                                                  NATIONWIDE VA SEPARATE ACCOUNT-B

                                  STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 1, 1996
                                       (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996

                                                                           DryGrInc                      FidVIPEI
                                                                  -------------------------  ------------------------------
                                                                     1997         1996            1997            1996
                                                                  ---------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................           $   6,248              -          204,640              -
Mortality, expense and administration
  charges (note 2) ....................................              (6,686)             -         (288,383)        (66,476)
                                                                  ---------  --------------  --------------  --------------
  Net investment activity .............................                (438)             -          (83,743)        (66,476)
                                                                  ---------  --------------  --------------  --------------
Proceeds from mutual fund shares sold .................             477,409              -        4,034,511       1,752,115
Cost of mutual fund shares sold .......................            (459,619)             -       (3,594,772)     (1,709,141)
                                                                  ---------  --------------  --------------  --------------
  Realized gain (loss) on investments .................              17,790              -          439,739          42,974
Change in unrealized gain (loss) on investments .......             (46,641)             -        2,894,709         708,944
                                                                  ---------  --------------  --------------  --------------
  Net gain (loss) on investments ......................             (28,851)             -        3,334,448         751,918
                                                                  ---------  --------------  --------------  --------------
Reinvested capital gains ..............................              68,534              -        1,028,884              -
                                                                  ---------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................              39,245              -        4,279,589         685,442
                                                                  ---------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................             489,118              -       13,782,024      10,013,478
Transfers between funds ...............................             720,972              -        1,770,973         400,487
Redemptions ...........................................             (13,558)             -       (1,367,993)       (109,409)
Adjustments to maintain reserves ......................                   5              -            2,091           1,483
                                                                  ---------  --------------  --------------  --------------
    Net equity transactions ...........................           1,196,537              -       14,187,095      10,306,039
                                                                  ---------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................           1,235,782              -       18,466,684      10,991,481
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........                  -               -       10,991,481              -
                                                                  ---------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................          $1,235,782              -       29,458,165      10,991,481
                                                                  =========  ==============  ==============  ==============


                                                                             FidVIPGr                       FidVIPHI
                                                                  ------------------------------  ------------------------------
                                                                       1997            1996            1997           1996
                                                                  -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................                  94,039               -          337,770              -
Mortality, expense and administration
  charges (note 2) ....................................                (276,160)         (44,793)       (144,268)        (27,497)
                                                                  -------------   --------------  --------------  --------------
  Net investment activity .............................                (182,121)         (44,793)        193,502         (27,497)
                                                                  -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold .................              12,400,367        5,805,415       4,973,688       6,999,024
Cost of mutual fund shares sold .......................             (11,364,418)      (5,768,910)     (4,894,377)     (6,877,491)
                                                                  -------------   --------------  --------------  --------------
  Realized gain (loss) on investments .................               1,035,949           36,505          79,311         121,533
Change in unrealized gain (loss) on investments .......               2,154,124          107,018         975,597         128,550
                                                                  -------------   --------------  --------------  --------------
  Net gain (loss) on investments ......................               3,190,073          143,523       1,054,908         250,083
                                                                  -------------   --------------  --------------  --------------
Reinvested capital gains ..............................                 420,937               -           41,747              -
                                                                  -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................               3,428,889           98,730       1,290,157         222,586
                                                                  -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................               6,128,449        5,241,982      12,510,478       3,482,761
Transfers between funds ...............................               3,513,641        7,395,956       1,193,107       2,257,316
Redemptions ...........................................              (1,163,627)        (114,600)       (678,694)        (62,395)
Adjustments to maintain reserves ......................                     129              316             (65)             81
                                                                  -------------   --------------  --------------  --------------
    Net equity transactions ...........................               8,478,592       12,523,654      13,024,826       5,677,763
                                                                  -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................              11,907,481       12,622,384      14,314,983       5,900,349
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........              12,622,384               -        5,900,349              -
                                                                  -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................           $  24,529,865       12,622,384      20,215,332       5,900,349
                                                                  =============   ==============  ==============  ==============

                                            NATIONWIDE VA SEPARATE ACCOUNT-B

                             STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                            Year Ended DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 1, 1996
                                 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996


                                                                      FidVIPOv                      FidVIPAM
                                                          ------------------------------  ------------------------------
                                                               1997            1996            1997            1996
                                                          --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................   $       27,355              -           46,047              -
Mortality, expense and administration
  charges (note 2) ....................................          (41,098)         (8,091)        (42,376)         (6,798)
                                                          --------------  --------------  --------------  --------------
  Net investment activity .............................          (13,743)         (8,091)          3,671          (6,798)
                                                          --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold .................        3,062,464         289,172         485,808         194,518
Cost of mutual fund shares sold .......................       (2,836,711)       (281,039)       (441,012)       (183,795)
                                                          --------------  --------------  --------------  --------------
  Realized gain (loss) on investments .................          225,753           8,133          44,796          10,723
Change in unrealized gain (loss) on investments .......         (150,814)         69,582         326,514          63,893
                                                          --------------  --------------  --------------  --------------
  Net gain (loss) on investments ......................           74,939          77,715         371,310          74,616
                                                          --------------  --------------  --------------  --------------
Reinvested capital gains ..............................          108,590              -          115,507              -
                                                          --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................          169,786          69,624         490,488          67,818
                                                          --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................        2,013,073       1,281,789       2,679,138       1,150,006
Transfers between funds ...............................          191,729         146,096         755,845         (85,254)
Redemptions ...........................................         (195,586)        (57,484)       (203,214)         (8,007)
Adjustments to maintain reserves ......................               80              49             (46)             43
                                                          --------------  --------------  --------------  --------------
    Net equity transactions ...........................        2,009,296       1,370,450       3,231,723       1,056,788
                                                          --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................        2,179,082       1,440,074       3,722,211       1,124,606
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........        1,440,074              -        1,124,606              -
                                                          --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................   $    3,619,156       1,440,074       4,846,817       1,124,606
                                                          ==============  ==============  ==============  ==============

                                                                    FidVIPCon                       FidVIPGrOp
                                                          ------------------------------  ------------------------------
                                                              1997             1996            1997           1996
                                                          -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................          79,097               -               -               -
Mortality, expense and administration
  charges (note 2) ....................................        (206,479)         (33,796)         (9,973)             -
                                                          -------------   --------------  --------------  --------------
  Net investment activity .............................        (127,382)         (33,796)         (9,973)             -
                                                          -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold .................      13,315,382        2,379,624         726,030              -
Cost of mutual fund shares sold .......................     (12,210,990)      (2,200,887)       (716,514)             -
                                                          -------------   --------------  --------------  --------------
  Realized gain (loss) on investments .................       1,104,392          178,737           9,516              -
Change in unrealized gain (loss) on investments .......       1,439,401          366,217         122,846              -
                                                          -------------   --------------  --------------  --------------
  Net gain (loss) on investments ......................       2,543,793          544,954         132,362              -
                                                          -------------   --------------  --------------  --------------
Reinvested capital gains ..............................         209,041               -               -               -
                                                          -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................       2,625,452          511,158         122,389              -
                                                          -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................       7,590,781        4,699,841       1,745,119              -
Transfers between funds ...............................       4,579,042        2,611,362       1,150,039              -
Redemptions ...........................................      (1,044,227)         (68,568)        (59,495)             -
Adjustments to maintain reserves ......................             167              163            (184)             -
                                                          -------------   --------------  --------------  --------------
    Net equity transactions ...........................      11,125,763        7,242,798       2,835,479              -
                                                          -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................      13,751,215        7,753,956       2,957,868              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........       7,753,956               -               -               -
                                                          -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................      21,505,171        7,753,956       2,957,868              -
                                                          =============   ==============  ==============  ==============

                                            NATIONWIDE VA SEPARATE ACCOUNT-B

                            STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                            Year Ended DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 1, 1996
                                 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996

                                                                         MSEmMkt                       NSATCapAp
                                                            ------------------------------  ------------------------------
                                                                 1997            1996             1997           1996
                                                            --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................     $        2,855              -           28,299           6,329
Mortality, expense and administration
  charges (note 2) ....................................               (826)             -          (36,484)         (3,924)
                                                            --------------  --------------  --------------  --------------
  Net investment activity .............................              2,029              -           (8,185)          2,405
                                                            --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold .................            163,852              -        2,917,900         880,473
Cost of mutual fund shares sold .......................           (173,412)             -       (2,600,662)       (816,917)
                                                            --------------  --------------  --------------  --------------
  Realized gain (loss) on investments .................             (9,560)             -          317,238          63,556
Change in unrealized gain (loss) on investments .......             (8,208)             -          246,705          (2,429)
                                                            --------------  --------------  --------------  --------------
  Net gain (loss) on investments ......................            (17,768)             -          563,943          61,127
                                                            --------------  --------------  --------------  --------------
Reinvested capital gains ..............................              1,239              -           97,097          55,159
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................            (14,500)             -          652,855         118,691
                                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................             10,146              -        2,518,104         303,105
Transfers between funds ...............................            115,222              -           57,514       1,505,852
Redemptions ...........................................             (4,078)             -         (557,273)         (8,026)
Adjustments to maintain reserves                                        -               -               59             128
                                                            --------------  --------------  --------------  --------------
    Net equity transactions ...........................            121,290              -        2,018,404       1,801,059
                                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................            106,790              -        2,671,259       1,919,750
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                             -               -        1,919,750              -
                                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................     $      106,790              -        4,591,009       1,919,750
                                                            ==============  ==============  ==============  ==============

                                                                      NSATGvtBd                        NSATMyMkt
                                                            ------------------------------  ------------------------------
                                                                1997             1996            1997            1996
                                                            -------------   --------------  --------------  --------------

INVESTMENT ACTIVITY:
Reinvested dividends ..................................           137,812           48,164       1,083,859         274,717
Mortality, expense and administration
  charges (note 2) ....................................           (29,398)          (9,883)       (307,636)        (81,209)
                                                            -------------   --------------  --------------  --------------
  Net investment activity .............................           108,414           38,281         776,223         193,508
                                                            -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold .................         1,955,059          306,532      98,322,127      40,578,631
Cost of mutual fund shares sold .......................        (1,883,110)        (307,285)    (98,322,127)    (40,578,631)
                                                            -------------   --------------  --------------  --------------
  Realized gain (loss) on investments .................            71,949             (753)             -               -
Change in unrealized gain (loss) on investments .......           (11,975)          15,778              -               -
                                                            -------------   --------------  --------------  --------------
  Net gain (loss) on investments ......................            59,974           15,025              -               -
                                                            -------------   --------------  --------------  --------------
Reinvested capital gains ..............................                -                -               -               -
                                                            -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................           168,388           53,306         776,223         193,508
                                                            -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................         1,694,494        1,213,578      57,123,968      35,272,121
Transfers between funds ...............................         1,216,393           43,219     (33,482,476)    (25,073,360)
Redemptions ...........................................          (465,572)          (3,716)     (4,787,228)       (974,956)
Adjustments to maintain reserves                                        8               42            (404)          1,284
                                                            -------------   --------------  --------------  --------------
    Net equity transactions ...........................         2,445,323        1,253,123      18,853,860       9,225,089
                                                            -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................         2,613,711        1,306,429      19,630,083       9,418,597
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                     1,306,429               -        9,418,597              -
                                                            -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................         3,920,140        1,306,429      29,048,680       9,418,597
                                                            =============   ==============  ==============  ==============
                                                                                                                (Continued)

                                              NATIONWIDE SEPARATE ACCOUNT-B

                             STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                             YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 1, 1996
                                  (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996

                                                                       NSATSmCo                       NSATTotRe
                                                            ------------------------------  ------------------------------
                                                                 1997           1996             1997            1996
                                                            --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................     $           -            3,752          51,421           9,424
Mortality, expense and administration
  charges (note 2) ....................................            (51,451)         (8,901)        (46,011)         (5,767)
                                                            --------------  --------------  --------------  --------------
  Net investment activity .............................            (51,451)         (5,149)          5,410           3,657
                                                            --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold .................          2,809,142       1,578,449         639,641         507,524
Cost of mutual fund shares sold .......................         (2,497,219)     (1,536,205)       (521,320)       (504,371)
                                                            --------------  --------------  --------------  --------------
  Realized gain (loss) on investments .................            311,923          42,244         118,321           3,153
Change in unrealized gain (loss) on investments .......              5,784          16,108         329,844          34,184
                                                            --------------  --------------  --------------  --------------
  Net gain (loss) on investments ......................            317,707          58,352         448,165          37,337
                                                            --------------  --------------  --------------  --------------
Reinvested capital gains ..............................            163,972           7,889         180,642          39,481
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................            430,228          61,092         634,217          80,475
                                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................          2,904,246       1,013,194       2,504,724         873,425
Transfers between funds ...............................          1,438,504         416,892       1,827,273          89,756
Redemptions ...........................................           (257,483)        (40,967)       (274,662)          1,776
Adjustments to maintain reserves ......................                (39)             26              82              12
                                                            --------------  --------------  --------------  --------------
    Net equity transactions ...........................          4,085,228       1,389,145       4,057,417         964,969
                                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................          4,515,456       1,450,237       4,691,634       1,045,444
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........          1,450,237              -        1,045,444              -
                                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................     $    5,965,693       1,450,237       5,737,078       1,045,444
                                                            ==============  ==============  ==============  ==============

                                                                        NBAMTGro                    NBAMTLMat
                                                            ------------------------------  ------------------------------
                                                                 1997            1996            1997            1996
                                                            -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................                -                 1         258,163          16,130
Mortality, expense and administration
  charges (note 2) ....................................           (20,908)          (3,895)        (71,942)        (24,392)
                                                            -------------   --------------  --------------  --------------
  Net investment activity .............................           (20,908)          (3,894)        186,221          (8,262)
                                                            -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold .................         6,321,736          680,363       4,094,715         457,151
Cost of mutual fund shares sold .......................        (6,182,637)        (670,336)     (4,068,427)       (462,260)
                                                            -------------   --------------  --------------  --------------
  Realized gain (loss) on investments .................           139,099           10,027          26,288          (5,109)
Change in unrealized gain (loss) on investments .......           103,035           15,609          34,840         109,020
                                                            -------------   --------------  --------------  --------------
  Net gain (loss) on investments ......................           242,134           25,636          61,128         103,911
                                                            -------------   --------------  --------------  --------------
Reinvested capital gains ..............................            65,376              255              -               -
                                                            -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................           286,602           21,997         247,349          95,649
                                                            -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................           557,548          412,644       5,079,839       4,232,524
Transfers between funds ...............................           130,489          178,170      (1,711,098)       (178,697)
Redemptions ...........................................          (161,294)          (3,202)     (1,222,649)        (81,112)
Adjustments to maintain reserves ......................                15               13               9              76
                                                            -------------   --------------  --------------  --------------
    Net equity transactions ...........................           526,758          587,625       2,146,101       3,972,791
                                                            -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................           813,360          609,622       2,393,450       4,068,440
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........           609,622               -        4,068,440              -
                                                            -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................         1,422,982          609,622       6,461,890       4,068,440
                                                            =============   ==============  ==============  ==============

                                             NATIONWIDE VA SEPARATE ACCOUNT-B

                             STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                             YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 1, 1996
                                  (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996

                                                                       NBAMTPart                      OppBdFd
                                                            ------------------------------  ------------------------------
                                                                 1997            1996            1997            1996
                                                            --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................     $       20,903             364         197,133          71,205
Mortality, expense and administration
  charges (note 2) ....................................           (164,270)        (18,809)        (44,787)        (13,291)
                                                            --------------  --------------  --------------  --------------
  Net investment activity .............................           (143,367)        (18,445)        152,346          57,914
                                                            --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold .................         13,279,727       2,205,480       2,061,340         556,412
Cost of mutual fund shares sold .......................        (11,966,396)     (2,032,067)     (2,018,985)       (551,602)
                                                            --------------  --------------  --------------  --------------
  Realized gain (loss) on investments .................          1,313,331         173,413          42,355           4,810
Change in unrealized gain (loss) on investments .......          1,003,571         191,332          48,032           3,859
                                                            --------------  --------------  --------------  --------------
  Net gain (loss) on investments ......................          2,316,902         364,745          90,387           8,669
                                                            --------------  --------------  --------------  --------------
Reinvested capital gains ..............................            321,907           4,547           8,144             120
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................          2,495,442         350,847         250,877          66,703
                                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................          5,824,372       2,288,104       1,887,783       1,763,434
Transfers between funds ...............................          5,978,753       2,191,604         493,944         316,722
Redemptions ...........................................           (733,276)        (34,676)       (511,176)        (12,838)
Adjustments to maintain reserves ......................                  7             139              (7)             45
                                                            --------------  --------------  --------------  --------------
    Net equity transactions ...........................         11,069,856       4,445,171       1,870,544       2,067,363
                                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................         13,565,298       4,796,018       2,121,421       2,134,066
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........          4,796,018              -        2,134,066              -
                                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................     $   18,361,316       4,796,018       4,255,487       2,134,066
                                                            ==============  ==============  ==============  ==============

                                                                       OppGiSec                       OppGro
                                                            ------------------------------  ------------------------------
                                                                1997            1996             1997           1996
                                                            -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................            22,759               -               -               -
Mortality, expense and administration
  charges (note 2) ....................................           (43,231)          (6,119)           (429)             -
                                                            -------------   --------------  --------------  --------------
  Net investment activity .............................           (20,472)          (6,119)           (429)             -
                                                            -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold .................           744,294          131,310          84,498              -
Cost of mutual fund shares sold .......................          (568,436)        (127,107)        (87,993)             -
                                                            -------------   --------------  --------------  --------------
  Realized gain (loss) on investments .................           175,858            4,203          (3,495)             -
Change in unrealized gain (loss) on investments .......           309,552           79,279          (1,226)             -
                                                            -------------   --------------  --------------  --------------
  Net gain (loss) on investments ......................           485,410           83,482          (4,721)             -
                                                            -------------   --------------  --------------  --------------
Reinvested capital gains ..............................                -                -               -               -
                                                            -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................           464,938           77,363          (5,150)             -
                                                            -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................         2,335,737        1,053,645          83,147              -
Transfers between funds ...............................           519,017          170,668          64,419              -
Redemptions ...........................................          (236,334)         (10,279)            (37)             -
Adjustments to maintain reserves ......................                39               21               7              -
                                                            -------------   --------------  --------------  --------------
    Net equity transactions ...........................         2,618,459        1,214,055         147,536              -
                                                            -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................         3,083,397        1,291,418         142,386              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........         1,291,418               -               -               -
                                                            -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................         4,374,815        1,291,418         142,386              -
                                                            =============   ==============  ==============  ==============

                                                                                                               (Continued)

                                             NATIONWIDE VA SEPARATE ACCOUNT-B

                             STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                             YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 1, 1996
                                  (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996

                                                                        OppMult                          StOpp2
                                                            ------------------------------  ------------------------------
                                                                 1997            1996            1997            1996
                                                            --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................     $       75,849           8,349          33,272          14,747
Mortality, expense and administration
  charges (note 2) ....................................            (26,768)         (2,185)       (130,868)        (23,617)
                                                            --------------  --------------  --------------  --------------
  Net investment activity .............................             49,081           6,164         (97,596)         (8,870)
                                                            --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold .................          1,002,267         192,712      13,162,912       1,921,006
Cost of mutual fund shares sold .......................           (911,071)       (181,320)    (12,494,689)     (1,854,665)
                                                            --------------  --------------  --------------  --------------
  Realized gain (loss) on investments .................             91,196          11,392         668,223          66,341
Change in unrealized gain (loss) on investments .......             70,280          11,801         827,058         158,413
                                                            --------------  --------------  --------------  --------------
  Net gain (loss) on investments ......................            161,476          23,193       1,495,281         224,754
                                                            --------------  --------------  --------------  --------------
Reinvested capital gains ..............................             26,880              -          355,754             603
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................            237,437          29,357       1,753,439         216,487
                                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................          2,187,072         523,113       3,964,068       2,801,281
Transfers between funds ...............................            413,253         (95,205)      1,274,003       3,997,175
Redemptions ...........................................            (60,166)        (10,111)       (658,713)        (53,475)
Adjustments to maintain reserves ......................               (186)             (1)           (124)             60
                                                            --------------  --------------  --------------  --------------
    Net equity transactions ...........................          2,539,973         417,796       4,579,234       6,745,041
                                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................          2,777,410         447,153       6,332,673       6,961,528
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........            447,153              -        6,961,528              -
                                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................     $    3,224,563         447,153      13,294,201       6,961,528
                                                            ==============  ==============  ==============  ==============

                                                                        StDisc2                        StIntStk2
                                                            -------------------------------  ------------------------------
                                                                  1997            1996            1997            1996
                                                            --------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................     $           -            39,068          47,896           4,904
Mortality, expense and administration
  charges (note 2) ....................................            (19,756)          (6,753)        (43,210)        (12,658)
                                                            --------------   --------------  --------------  --------------
  Net investment activity .............................            (19,756)          32,315           4,686          (7,754)
                                                            --------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold .................          4,012,306        1,034,138       1,174,862         227,465
Cost of mutual fund shares sold .......................         (3,727,265)      (1,103,038)     (1,210,804)       (225,623)
                                                            --------------   --------------  --------------  --------------
  Realized gain (loss) on investments .................            285,041          (68,900)        (35,942)          1,842
Change in unrealized gain (loss) on investments .......            (56,510)          19,836        (542,090)          2,640
                                                            --------------   --------------  --------------  --------------
  Net gain (loss) on investments ......................            228,531          (49,064)       (578,032)          4,482
                                                            --------------   --------------  --------------  --------------
Reinvested capital gains ..............................                 -            14,620          69,509              -
                                                            --------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................            208,775           (2,129)       (503,837)         (3,272)
                                                            --------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................            791,629          943,659       1,870,857       1,586,566
Transfers between funds ...............................           (471,966)        (112,020)       (427,717)        750,557
Redemptions ...........................................           (243,741)         (13,048)       (313,725)        (66,919)
Adjustments to maintain reserves ......................                 38              (35)         (1,009)             17
                                                            --------------   --------------  --------------  --------------
    Net equity transactions ...........................             75,960          818,556       1,128,406       2,270,221
                                                            --------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................            284,735          816,427         624,569       2,266,949
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........            816,427               -        2,266,949              -
                                                            --------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................     $    1,101,162          816,427       2,891,518       2,266,949
                                                            ==============   ==============  ==============  ==============

                                              NATIONWIDE VA SEPARATE ACCOUNT-B

                               STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                              YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 1, 1996
                                   (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996

                                                                       VEWrldBd                      VEWrldEMkt
                                                            ------------------------------  ------------------------------
                                                                 1997            1996            1997            1996
                                                            --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................     $       30,017           3,196           3,520              -
Mortality, expense and administration
  charges (note 2) ....................................            (19,604)         (3,479)        (15,983)             (2)
                                                            --------------  --------------  --------------  --------------
  Net investment activity .............................             10,413            (283)        (12,463)             (2)
                                                            --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold .................            475,287         115,540       2,611,677              -
Cost of mutual fund shares sold .......................           (481,377)       (115,011)     (2,534,542)             -
                                                            --------------  --------------  --------------  --------------
  Realized gain (loss) on investments .................             (6,090)            529          77,135              -
Change in unrealized gain (loss) on investments .......             27,767          16,331        (387,463)             61
                                                            --------------  --------------  --------------  --------------
  Net gain (loss) on investments ......................             21,677          16,860        (310,328)             61
                                                            --------------  --------------  --------------  --------------
Reinvested capital gains ..............................                 -               -               -               -
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................             32,090          16,577        (322,791)             59
                                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................          1,130,555         712,819       1,226,712           7,500
Transfers between funds ...............................             48,037          48,432         882,679              -
Redemptions ...........................................            (53,183)         (3,435)       (251,274)             -
Adjustments to maintain reserves ......................                 20               7              -               (1)
                                                            --------------  --------------  --------------  --------------
    Net equity transactions ...........................          1,125,429         757,823       1,858,117           7,499
                                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................          1,157,519         774,400       1,535,326           7,558
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........            774,400              -            7,558              -
                                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................     $    1,931,919         774,400       1,542,884           7,558
                                                            ==============  ==============  ==============  ==============

                                                                      VEWrldHAs                         MSRESec
                                                            ------------------------------  ------------------------------
                                                                 1997            1996            1997            1996
                                                            -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................            14,354            1,287         189,133          18,236
Mortality, expense and administration
  charges (note 2) ....................................           (18,473)          (4,097)        (62,959)         (6,352)
                                                            -------------   --------------  --------------  --------------
  Net investment activity .............................            (4,119)          (2,810)        126,174          11,884
                                                            -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold .................         1,170,448          999,109       1,455,763         771,558
Cost of mutual fund shares sold .......................        (1,170,355)        (991,569)     (1,231,322)       (669,540)
                                                            -------------   --------------  --------------  --------------
  Realized gain (loss) on investments .................                93            7,540         224,441         102,018
Change in unrealized gain (loss) on investments .......           (94,132)          18,885         (95,680)        181,319
                                                            -------------   --------------  --------------  --------------
  Net gain (loss) on investments ......................           (94,039)          26,425         128,761         283,337
                                                            -------------   --------------  --------------  --------------
Reinvested capital gains ..............................            19,447            1,262         629,933           8,686
                                                            -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................           (78,711)          24,877         884,868         303,907
                                                            -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................           751,547          761,083       4,083,002       1,006,359
Transfers between funds ...............................           106,718          (38,954)        892,778         484,653
Redemptions ...........................................           (49,249)         (30,095)       (186,537)        (34,584)
Adjustments to maintain reserves ......................                 2               32               1              25
                                                            -------------   --------------  --------------  --------------
    Net equity transactions ...........................           809,018          692,066       4,789,244       1,456,453
                                                            -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................           730,307          716,943       5,674,112       1,760,360
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........           716,943               -        1,760,360              -
                                                            -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................         1,447,250          716,943       7,434,472       1,760,360
                                                            =============   ==============  ==============  ==============

                                                                                                               (Continued)

                                             NATIONWIDE VA SEPARATE ACCOUNT-B

                             STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                             YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD FEBRUARY 1, 1996
                                  (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996

                                                                                WPIntEq                       WPPVenCap
                                                                   ------------------------------  ------------------------------
                                                                        1997            1996            1997            1996
                                                                   --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends .......................................       $       58,498          51,785              74              -
Mortality, expense and administration
  charges (note 2) .........................................              (93,063)        (24,030)         (4,887)             (1)
                                                                   --------------  --------------  --------------  --------------
  Net investment activity ..................................              (34,565)         27,755          (4,813)             (1)
                                                                   --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ......................              998,275         721,268       2,232,029              -
Cost of mutual fund shares sold ............................             (933,450)       (718,378)     (2,262,483)             -
                                                                   --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ......................               64,825           2,890         (30,454)             -
Change in unrealized gain (loss) on investments ............             (915,087)         15,280          (5,984)             83
                                                                   --------------  --------------  --------------  --------------
  Net gain (loss) on investments ...........................             (850,262)         18,170         (36,438)             83
                                                                   --------------  --------------  --------------  --------------
Reinvested capital gains ...................................              404,844          23,041              -               -
                                                                   --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .....................             (479,983)         68,966         (41,251)             82
                                                                   --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..........................................            3,807,280       3,837,363         380,854              -
Transfers between funds ....................................              490,876         201,958         181,949           7,300
Redemptions ................................................             (600,892)        (15,852)        (13,836)             -
Adjustments to maintain reserves ...........................                 (294)            107              23              (3)
                                                                   --------------  --------------  --------------  --------------
    Net equity transactions ................................            3,696,970       4,023,576         548,990           7,297
                                                                   --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................            3,216,987       4,092,542         507,739           7,379
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ................            4,092,542              -            7,379              -
                                                                   --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................       $    7,309,529       4,092,542         515,118           7,379
                                                                   ==============  ==============  ==============  ==============

                                                                            WPSmCoGr
                                                                   ------------------------------
                                                                       1997            1996
                                                                   -------------   --------------
INVESTMENT ACTIVITY:
Reinvested dividends .......................................                  -                -
Mortality, expense and administration
  charges (note 2) .........................................             (95,779)         (25,676)
                                                                   -------------   --------------
  Net investment activity ..................................             (95,779)         (25,676)
                                                                   -------------   --------------

Proceeds from mutual fund shares sold ......................           5,589,618        2,358,568
Cost of mutual fund shares sold ............................          (5,275,571)      (2,385,481)
                                                                   -------------   --------------
  Realized gain (loss) on investments ......................             314,047          (26,913)
Change in unrealized gain (loss) on investments ............             797,552          120,130
                                                                   -------------   --------------
  Net gain (loss) on investments ...........................           1,111,599           93,217
                                                                   -------------   --------------
Reinvested capital gains ...................................                  -                -
                                                                   -------------   --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .....................           1,015,820           67,541
                                                                   -------------   --------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..........................................           3,502,163        3,873,946
Transfers between funds ....................................             (15,708)         826,845
Redemptions ................................................            (521,885)         (61,554)
Adjustments to maintain reserves ...........................                (661)             (72)
                                                                   -------------   --------------
    Net equity transactions ................................           2,963,909        4,639,165
                                                                   -------------   --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................           3,979,729        4,706,706
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ................           4,706,706               -
                                                                   -------------   --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................           8,686,435        4,706,706
                                                                   =============   ==============

See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996




(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP) (formerly TCI Portfolios, Inc.);
                American Century VP - American Century VP Balanced (ACVPBal)
                  (formerly TCI Portfolios - TCI Balanced)
                American Century VP - American Century VP Capital Appreciation
                  (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)
                American Century VP - American Century VP International
                  (ACVPInt) (formerly TCI Portfolios - TCI International)
                American Century VP - American Century VP Value (ACVPValue)
                  (formerly TCI Portfolios - TCI Value)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
                Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Limited Maturity Bond Portfolio
                 (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)
                (formerly Strong Special Fund II, Inc.)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
                  (formerly Van Eck WIT - Gold and Natural Resources Fund)

              Portfolio of the Van Kampen American Capital Life Investment Trust
                (Van Kampen American Capital LIT);
               Van Kampen American Capital LIT - Morgan Stanley Real Estate
                 Securities Portfolio (MSRESec) (formerly Van Kampen American Capital LIT - Real Estate Securities Fund)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio
                 (WPPVenCap)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY
     The following is a summary of contract owners' equity at December 31, 1997.

                                                                                                                   ANNUAL
     Contract owners' equity represented by:                 UNITS         UNIT VALUE                              RETURN
                                                           --------         ---------                              -------
      American Century VP -
      American Century VP Balanced:
         Tax qualified ................................       43,518         $ 12.407611        $  539,954            14%
         Non-tax qualified ............................       82,722           12.407611         1,026,382            14%

      American Century VP -
      American Century VP Capital Appreciation:
         Tax qualified ................................       51,907            8.934300           463,753            (5)%
         Non-tax qualified ............................       97,412            8.934300           870,308            (5)%

      American Century VP -
      American Century VP International:
         Tax qualified ................................      111,405           13.027680         1,451,349            17%
         Non-tax qualified ............................      266,987           13.027680         3,478,221            17%

      American Century VP -
      American Century VP Value:
         Tax qualified ................................       19,668           12.602262           247,861            24%
         Non-tax qualified ............................      114,608           12.602262         1,444,320            24%

      The Dreyfus Socially Responsible
      Growth Fund, Inc.:
         Tax qualified ................................      105,131           14.432845         1,517,339            27%
         Non-tax qualified ............................      127,251           14.432845         1,836,594            27%

      Dreyfus Stock Index Fund:
         Tax qualified ................................      355,678           15.258148         5,426,988            31%
         Non-tax qualified ............................      704,237           15.258148        10,745,352            31%

      Dreyfus VIF - Capital Appreciation Portfolio:
         Tax qualified ................................        1,527           10.184856            15,552             2%(a)
         Non-tax qualified ............................       35,595           10.184856           362,530             2%(a)

      Dreyfus VIF - Growth and Income Portfolio:
         Tax qualified ................................       43,110           11.437343           493,064            15%
         Non-tax qualified ............................       64,938           11.437343           742,718            15%

      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified ................................      629,906           13.835418         8,715,013            26%
         Non-tax qualified ............................    1,499,279           13.835418        20,743,152            26%

      Fidelity VIP - Growth Portfolio:
         Tax qualified ................................      594,211           13.455923         7,995,657            22%
         Non-tax qualified ............................    1,228,768           13.455923        16,534,208            22%

      Fidelity VIP - High Income Portfolio:
         Tax qualified ................................      538,510           12.721046         6,850,410            16%
         Non-tax qualified ............................    1,050,615           12.721046        13,364,922            16%

      Fidelity VIP - Overseas Portfolio:
         Tax qualified ................................      125,092           12.000570         1,501,175            10%
         Non-tax qualified ............................      176,490           12.000570         2,117,981            10%

      Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified ................................       95,815           13.114181         1,256,535            19%
         Non-tax qualified ............................      273,771           13.114181         3,590,282            19%


      Fidelity VIP-II - Contrafund Portfolio:
         Tax qualified ................................      625,349           14.455907         9,039,987            22%
         Non-tax qualified ............................      862,290           14.455907        12,465,184            22%

      Fidelity VIP-III -
      Growth Opportunities Portfolio:
         Tax qualified ................................       57,285           10.924397           625,804             9%(a)
         Non-tax qualified ............................      213,473           10.924397         2,332,064             9%(a)

      Morgan Stanley -
      Emerging Markets Debt Portfolio:
         Tax qualified ................................        1,079            9.803540            10,578            (2)%(a)
         Non-tax qualified ............................        9,814            9.803540            96,212            (2)%(a)

      Nationwide SAT - Capital Appreciation Fund:
         Tax qualified ................................      122,279           15.772381         1,928,631            33%
         Non-tax qualified ............................      168,800           15.772381         2,662,378            33%

      Nationwide SAT - Government Bond Fund:
         Tax qualified ................................      112,607           10.968893         1,235,174             8%
         Non-tax qualified ............................      244,780           10.968893         2,684,966             8%

      Nationwide SAT - Money Market Fund:
         Tax qualified ................................      638,508           10.711730         6,839,525             4%
         Non-tax qualified ............................    2,073,349           10.711730        22,209,155             4%

      Nationwide SAT - Small Company Fund:
         Tax qualified ................................      140,739           14.053920         1,977,935            16%
         Non-tax qualified ............................      283,747           14.053920         3,987,758            16%

      Nationwide SAT - Total Return Fund:
         Tax qualified ................................      157,002           14.846819         2,330,980            28%
         Non-tax qualified ............................      229,416           14.846819         3,406,098            28%

      Neuberger & Berman AMT - Growth Portfolio:
         Tax qualified ................................       39,613           13.311087           527,292            27%
         Non-tax qualified ............................       67,289           13.311087           895,690            27%

      Neuberger & Berman AMT -
      Limited Maturity Bond Portfolio:
         Tax qualified ................................      232,553           10.739513         2,497,506             5%
         Non-tax qualified ............................      369,140           10.739513         3,964,384             5%

      Neuberger & Berman AMT Partners Portfolio:
         Tax qualified ................................      551,365           15.843430         8,735,513            29%
         Non-tax qualified ............................      607,558           15.843430         9,625,803            29%

      Oppenheimer VAF - Bond Fund:
         Tax qualified ................................      102,577           11.077843         1,136,332             8%
         Non-tax qualified ............................      281,567           11.077843         3,119,155             8%

      Oppenheimer VAF - Global Securities Fund:
         Tax qualified ................................       96,027           13.545830         1,300,765            21%
         Non-tax qualified ............................      226,937           13.545830         3,074,050            21%

      Oppenheimer VAF - Growth Fund:
         Tax qualified ................................        7,039           10.420499            73,350             4%(a)
         Non-tax qualified ............................        6,625           10.420499            69,036             4%(a)

      Oppenheimer VAF - Multiple Strategies Fund:
         Tax qualified ................................       56,867           12.856596           731,116            16%
         Non-tax qualified ............................      193,943           12.856596         2,493,447            16%

                                                                                                                 (Continued)

      Strong Opportunity Fund II, Inc.:
         Tax qualified ................................      436,276           13.995266         6,105,799            24%
         Non-tax qualified ............................      513,631           13.995266         7,188,402            24%

      Strong VIF - Strong Discovery Fund II:
         Tax qualified ................................       27,509           10.870948           299,049            10%
         Non-tax qualified ............................       73,785           10.870948           802,113            10%

      Strong VIF -
      Strong International Stock Fund II:
         Tax qualified ................................       88,170            8.916485           786,166           (15)%
         Non-tax qualified ............................      236,119            8.916485         2,105,352           (15)%

      Van Eck WIT - Worldwide Bond Fund:
         Tax qualified ................................       52,244           10.281856           537,165             1%
         Non-tax qualified ............................      135,652           10.281856         1,394,754             1%

      Van Eck WIT -
      Worldwide Emerging Markets Fund:
         Tax qualified ................................       65,901            8.778805           578,532           (13)%
         Non-tax qualified ............................      109,850            8.778805           964,352           (13)%

      Van Eck WIT - Worldwide Hard Assets Fund:
         Tax qualified ................................       36,777            9.817789           361,069            (3)%
         Non-tax qualified ............................      110,634            9.817789         1,086,181            (3)%

      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio:
         Tax qualified ................................      143,467           16.312466         2,340,301            20%
         Non-tax qualified ............................      312,287           16.312466         5,094,171            20%

      Warburg Pincus Trust -
      International Equity Portfolio:
         Tax qualified ................................      224,358           10.066530         2,258,507            (4)%
         Non-tax qualified ............................      501,764           10.066530         5,051,022            (4)%

      Warburg Pincus Trust -
      Post Venture Capital Portfolio:
         Tax qualified ................................        7,811           11.351955            88,670            12%
         Non-tax qualified ............................       37,566           11.351955           426,448            12%

      Warburg Pincus Trust -
      Small Company Growth Portfolio:
         Tax qualified ................................      182,340           12.800371         2,334,020            14%
         Non-tax qualified ............................      496,268           12.800371         6,352,415            14%
                                                            ========           =========       -----------
                                                                                             $ 271,561,976
                                                                                             =============

(a)  This investment option was not being utilized for the entire period.

-------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life and Annuity Insurance Company:


We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 1997 and 1996, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.


                                                     KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                           December 31, 1997 and 1996
                                ($000's omitted)

                                         Assets                                            1997               1996
                                         ------                                         ----------        ------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                           $  796,919         $  648,076
    Equity securities                                                                       14,767             12,254
  Mortgage loans on real estate, net                                                       218,852            150,997
  Real estate, net                                                                           2,824              1,090
  Policy loans                                                                                 215                126
  Short-term investments                                                                    18,968                492
                                                                                        ----------         ----------
                                                                                         1,052,545            813,035
                                                                                        ----------         ----------

Cash                                                                                         5,163              4,296
Accrued investment income                                                                   10,778              9,189
Deferred policy acquisition costs                                                           30,087             16,168
Other assets                                                                                15,624             37,482
Assets held in Separate Accounts                                                           891,101            486,251
                                                                                        ----------         ----------
                                                                                        $2,005,298         $1,366,421
                                                                                        ==========         ==========

                          Liabilities and Shareholder's Equity
                          ------------------------------------
Future policy benefits and claims                                                       $  986,191         $   80,720
Funds withheld under coinsurance agreement with affiliate                                       --            679,571
Other liabilities                                                                           29,426             35,842
Liabilities related to Separate Accounts                                                   891,101            486,251
                                                                                        ----------         ----------
                                                                                         1,906,718          1,282,384
                                                                                        ----------         ----------

Commitments (notes 6 and 7)

Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares             2,640              2,640
  Additional paid-in capital                                                                52,960             52,960
  Retained earnings                                                                         35,812             25,209
  Unrealized gains on securities available-for-sale, net                                     7,168              3,228
                                                                                        ----------         ----------
                                                                                            98,580             84,037
                                                                                        ----------         ----------
                                                                                        $2,005,298         $1,366,421
                                                                                        ==========         ==========



See accompanying notes to finanacial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                  Years ended December 31, 1997, 1996 and 1995
                                ($000's omitted)

                                                                                  1997            1996           1995
                                                                                  ----            ----           ----
Revenues:
  Investment product and universal life insurance product policy charges       $ 11,244         $  6,656         $  4,322
  Traditional life insurance premiums                                               363              246              674
  Net investment income                                                          11,577           51,045           49,108
  Realized losses on investments                                                   (246)              (3)            (702)
  Other income                                                                    1,057               --               --
                                                                               --------         --------         --------
                                                                                 23,995           57,944           53,402
                                                                               --------         --------         --------
Benefits and expenses:
  Interest credited to policyholder account balances                              3,948           34,711           33,276
  Other benefits and claims                                                         433              813              904
  Amortization of deferred policy acquisition costs                               1,402            7,380            5,508
  Other operating expenses                                                        1,860            7,247            6,567
                                                                               --------         --------         --------
                                                                                  7,643           50,151           46,255
                                                                               --------         --------         --------

    Income before federal income tax expense                                     16,352            7,793            7,147

Federal income tax expense                                                        5,749            2,707            2,373
                                                                               --------         --------         --------

    Net income                                                                 $ 10,603         $  5,086         $  4,774
                                                                               ========         ========         ========

See accompanying notes to finanacial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1997, 1996 and 1995
                                ($000's omitted)

                                                                                      Unrealized
                                                                                     gains (losses)
                                                           Additional                 on securities      Total
                                                 Common     paid-in     Retained      available-for-  shareholder's
                                                  stock     capital     earnings       sale, net         equity
                                                  -----     -------     --------       ---------         ------
December 31, 1994                                $2,640     $52,960     $15,349         $(3,703)        $ 67,246

  Net income                                         --          --       4,774              --            4,774
  Unrealized gains on securities available-
    for-sale, net                                    --          --          --           8,157            8,157
                                                 ------     -------     -------         -------         --------
December 31, 1995                                 2,640      52,960      20,123           4,454           80,177

  Net income                                         --          --       5,086              --            5,086
  Unrealized losses on securities available-
    for-sale, net                                    --          --          --          (1,226)          (1,226)
                                                 ------     -------     -------         -------         --------
December 31, 1996                                 2,640      52,960      25,209           3,228           84,037

  Net income                                         --          --      10,603              --           10,603
  Unrealized gains on securities available-
    for-sale, net                                    --          --          --           3,940            3,940
                                                 ------     -------     -------         -------         --------
December 31, 1997                                $2,640     $52,960     $35,812         $ 7,168         $ 98,580
                                                 ======     =======     =======         =======         ========


See accompanying notes to finanacial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                  Years ended December 31, 1997, 1996 and 1995
                                ($000's omitted)

                                                                              1997           1996           1995
                                                                              ----           ----           ----
Cash flows from operating activities:
  Net income                                                               $  10,603      $   5,086      $  4,774
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                       3,948         34,711        33,276
      Capitalization of deferred policy acquisition costs                    (20,099)       (19,987)       (6,754)
      Amortization of deferred policy acquisition costs                        1,402          7,380         5,508
      Commission and expense allowances under coinsurance
        agreement with affiliate                                                  --         26,473            --
      Amortization and depreciation                                              250          1,721           878
      Realized losses on invested assets, net                                    246              3           702
      Increase in accrued investment income                                   (1,589)          (725)         (423)
      Decrease (increase) in other assets                                     21,858        (32,539)           62
      Increase (decrease) in policy liabilities and funds withheld
        on coinsurance agreement with affiliate                              228,898         (7,101)          627
      (Decrease) increase in other liabilities                                (7,488)        23,198         1,427
                                                                           ---------      ---------      --------
          Net cash provided by operating activities                          238,029         38,220        40,077
                                                                           ---------      ---------      --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                     95,366         73,966        41,729
  Proceeds from sale of securities available-for-sale                         30,431          2,480         3,070
  Proceeds from maturity of fixed maturity securities held-to-maturity            --             --        11,251
  Proceeds from repayments of mortgage loans on real estate                   15,199         10,975         8,673
  Proceeds from sale of real estate                                               --             --           655
  Proceeds from repayments of policy loans                                        67             23            50
  Cost of securities available-for-sale acquired                            (267,899)      (179,671)      (79,140)
  Cost of fixed maturity securities held-to maturity acquired                     --             --        (8,000)
  Cost of mortgage loans on real estate acquired                             (84,736)       (57,395)      (18,000)
  Cost of real estate acquired                                                   (13)            --           (10)
  Policy loans issued                                                           (155)           (55)          (66)
  Short-term investments, net                                                (18,476)         4,352        (4,479)
                                                                           ---------      ---------      --------
          Net cash used in investing activities                             (230,216)      (145,325)      (44,267)
                                                                           ---------      ---------      --------

Cash flows from financing activities:
  Increase in investment product and universal life insurance
    product account balances                                                   6,952        200,575        46,247
  Decrease in investment product and universal life insurance
    product account balances                                                 (13,898)       (89,174)      (42,057)
                                                                           ---------      ---------      --------
          Net cash (used in) provided by financing activities                 (6,946)       111,401         4,190
                                                                           ---------      ---------      --------

Net increase in cash                                                             867          4,296            --

Cash, beginning of year                                                        4,296             --            --
                                                                           ---------      ---------      --------
Cash, end of year                                                          $   5,163      $   4,296      $
                                                                           =========      =========      ========

See accompanying notes to finanacial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 1997, 1996 and 1995
                                ($000's omitted)

(1)      Organization and Description of Business

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company sells primarily fixed and variable rate annuities through banks and other financial institutions. In addition, the Company sells universal life insurance and other interest-sensitive life insurance products and is subject to competition from other financial services providers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. An Annual Statement, filed with the Department of Insurance of the State of Ohio (the Department), is prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.
         Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (b)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (c)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (d)  Separate Accounts

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the statements of income and cash flows except for the fees the Company receives.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         (e)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

         (f)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (g)  Reinsurance Ceded

              Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (h)  Statements of Cash Flows

              The Company routinely invests its available cash balances in highly liquid, short-term investments with affiliated companies. See note 11. As such, the Company had no cash balance as of December 31, 1995.

         (i)  Recently Issued Accounting Pronouncements

              Statement of Financial Accounting Standards No. 130 - Reporting Comprehensive Income was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (j)  Reclassification

              Certain items in the 1996 and 1995 financial statements have been reclassified to conform to the 1997 presentation.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                       Gross           Gross
                                                        Amortized    unrealized     unrealized   Estimated
                                                          cost         gains          losses     fair value
                                                          ----         -----          ------     ----------
  December 31, 1997:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
      government corporations and agencies               $  5,923     $    109      $     (27)     $  6,005
    Obligations of states and political subdivisions          267            5             --           272
    Debt securities issued by foreign governments           6,077           57             (1)        6,133
    Corporate securities                                  482,478       10,964           (509)      492,933
    Mortgage-backed securities                            285,224        6,458           (106)      291,576
                                                         --------     --------      ---------      --------
        Total fixed maturity securities                   779,969       17,593           (643)      796,919
  Equity securities                                        11,704        3,063             --        14,767
                                                         --------     --------      ---------      --------
                                                         $791,673     $ 20,656      $    (643)     $811,686
                                                         ========     ========      =========      ========

December 31, 1996:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
      government corporations and agencies               $  3,695     $      7      $     (78)     $  3,624
    Obligations of states and political subdivisions          269           --             (2)          267
    Debt securities issued by foreign governments           6,129          133             (8)        6,254
    Corporate securities                                  393,371        5,916         (1,824)      397,463
    Mortgage-backed securities                            236,839        4,621           (992)      240,468
                                                         --------     --------      ---------      --------
        Total fixed maturity securities                   640,303       10,677         (2,904)      648,076
  Equity securities                                        10,854        1,540           (140)       12,254
                                                         --------     --------      ---------      --------
                                                         $651,157     $ 12,217      $  (3,044)     $660,330
                                                         ========     ========      =========      ========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                  Amortized    Estimated
                                                    cost      fair value
                                                    ----      ----------
Fixed maturity securities available-for-sale:
  Due in one year or less                         $ 31,421     $ 31,623
  Due after one year through five years            231,670      235,764
  Due after five years through ten years           175,633      180,174
  Due after ten years                               56,021       57,782
                                                  --------     --------

                                                   494,745      505,343
Mortgage-backed securities                         285,224      291,576
                                                  --------     --------
                                                  $779,969     $796,919
                                                  ========     ========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


                                                     1997         1996
                                                     ----         ----
Gross unrealized gains                              $20,013      $ 9,173
Adjustment to deferred policy acquisition costs      (8,985)      (4,207)
Deferred federal income tax                          (3,860)      (1,738)
                                                    -------      -------
                                                    $ 7,168      $ 3,228
                                                    =======      =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                 1997          1996          1995
                                                 ----          ----          ----
Securities available-for-sale:
  Fixed maturity securities                    $ 9,177       $(8,764)      $30,647
  Equity securities                              1,663           249         1,283
Fixed maturity securities held-to-maturity          --            --         3,941
                                               -------       -------       -------
                                               $10,840       $(8,515)      $35,871
                                               =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $30,431, $2,480 and $3,070, respectively. During
         1997, gross gains of $825 ($181 and $64 in 1996 and 1995, respectively) and gross losses of $1,124 (none and $6 in 1996 and 1995, respectively) were realized on those sales. See note 11.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $2,000 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $600.

         As permitted by the Financial Accounting Standards Board's Special Report, A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities, issued in November 1995, the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $77,405, resulting in a gross unrealized gain of $1,709.

         The Company had no investments in mortgage loans on real estate considered to be impaired as of December 31, 1997. The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1996 was $955, for which the related valuation allowance was $184. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $386 ($964 in 1996) and no interest income was recognized on those loans ($16 in
         1996), which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                        1997      1996
                                                        ----      ----
Allowance, beginning of year                           $ 934      $750
  (Reductions) additions charged to operations           (53)      184
  Direct write-downs charged against the allowance      (131)       --
                                                       -----      ----
Allowance, end of year                                 $ 750      $934
                                                       =====      ====

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Real estate is presented at cost less accumulated depreciation of $153 as of December 31, 1997 ($108 as of December 31, 1996) and valuation allowances of $229 as of December 31, 1997 ($229 as of December 31,
         1996).

         The Company has no investments which were non-income producing for the twelve month periods preceding December 31, 1997 and 1996.

         An analysis of investment income by investment type follows for the years ended December 31:


                                                   1997        1996        1995
                                                   ----        ----        ----
Gross investment income:
  Securities available-for-sale:
    Fixed maturity securities                    $53,491     $40,552     $35,093
    Equity securities                                375         598         713
  Fixed maturity securities held-to-maturity          --          --       4,530
  Mortgage loans on real estate                   14,862       9,991       9,106
  Real estate                                        318         214         273
  Short-term investments                             899         507         348
  Other                                               90          57          41
                                                 -------     -------     -------
      Total investment income                     70,035      51,919      50,104
Less:
  Investment expenses                              1,386         874         996
  Net investment income ceded (note 11)           57,072          --          --
                                                 -------     -------     -------
      Net investment income                      $11,577     $51,045     $49,108
                                                 =======     =======     =======

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:


                                                  1997       1996       1995
                                                  ----       ----       ----
Fixed maturity securities available-for-sale     $(299)     $ 181      $(822)
Mortgage loans on real estate                       53       (184)       110
Real estate and other                               --         --         10
                                                 -----      -----      -----
                                                 $(246)     $  (3)     $(702)
                                                 =====      =====      =====

         Fixed maturity securities with an amortized cost of $3,383 and $3,403 as of December 31, 1997 and 1996, respectively, were on deposit with various regulatory agencies as required by law.


(4)      Future Policy Benefits

         The liability for future policy benefits for investment contracts has been established based on policy terms, interest rates and various contract provisions. The average interest rate credited on investment product policies was approximately 5.1%, 5.6% and 5.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(5)      Federal Income Tax

         The Company's current federal income tax liability was $806 and $7,914 as of December 31, 1997 and 1996, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1997 and 1996 are as follows:

                                                       1997          1996
                                                       ----          ----
Deferred tax assets:
  Future policy benefits                            $ 13,168      $ 1,070
  Liabilities in Separate Accounts                     8,080        5,311
  Mortgage loans on real estate and real estate          336          407
  Other assets and other liabilities                      48        3,836
                                                    --------      -------
    Total gross deferred tax assets                   21,632       10,624
                                                    --------      -------

Deferred tax liabilities:
  Fixed maturity securities                            7,186        3,268
  Deferred policy acquisition costs                    6,159        2,131
  Equity securities                                    1,072          490
  Other                                                7,892           --
                                                    --------      -------
    Total gross deferred tax liabilities              22,309        5,889
                                                    --------      -------
                                                    $   (677)     $ 4,735
                                                    ========      =======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. The Company has determined that valuation allowances are not necessary as of December 31, 1997, 1996 and 1995 based on its analysis of future deductible amounts.

         Federal income tax expense for the years ended Decmber 31 was as follows:


                                    1997        1996        1995
                                    ----        ----        ----

Currently payable                  $2,458     $ 9,612      $2,012
Deferred tax expense (benefit)      3,291      (6,905)        361
                                   ------     -------      ------
                                   $5,749     $ 2,707      $2,373
                                   ======     =======      ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                    1997                 1996                  1995
                                             ------------------     ----------------     ----------------
                                              Amount        %       Amount       %        Amount       %
                                             ------------------     ----------------     ----------------
Computed (expected) tax expense               $5,723       35.0     $2,728     35.0      $2,501    35.0
Tax exempt interest and dividends
   received deduction                             --       (0.0)      (175)    (2.3)       (150)   (2.1)
Other, net                                        26       (0.2)       154      2.0          22     0.3
                                              ------       ----     ------     ----      ------    ----
      Total (effective rate of each year)     $5,749       35.2     $2,707     34.7      $2,373    33.2
                                              ======       ====     ======     ====      ======    ====

         Total federal income tax paid was $9,566, $2,335 and $1,314 during the years ended December 31, 1997, 1996 and 1995, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

(6)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              Mortgage loans on real estate: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

              Separate Account assets and liabilities: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


              Policy reserves on life insurance contracts: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal value because of the short-term nature of such commitments. See note 7.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:



                                                          1997                     1996
                                                  ------------------------ -----------------------
                                                  Carrying    Estimated     Carrying    Estimated
                                                   amount     fair value     amount     fair value
                                                  ------------------------ -----------------------
Assets:
  Investments:
    Securities available-for-sale:
      Fixed maturity securities                   $796,919     $796,919     $648,076     $648,076
      Equity securities                             14,767       14,767       12,254       12,254
    Mortgage loans on real estate, net             218,852      229,881      150,997      152,496
    Policy loans                                       215          215          126          126
    Short-term investments                          18,968       18,968          492          492
  Cash                                               5,163        5,163        4,296        4,296
  Assets held in Separate Accounts                 891,101      891,101      486,251      486,251

Liabilities
  Investment contracts                             980,263      950,105       75,417       72,262
  Policy reserves on life insurance contracts        5,928        6,076        5,303        5,390
  Liabilities related to Separate Accounts         891,101      868,056      486,251      471,125

(7)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining credit and collection policies and by providing for any amounts deemed uncollectible.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $61,200 extending into 1998 were outstanding as of December 31, 1997. The Company also had $4,000 of commitments to purchase fixed maturity securities as of December 31, 1997.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 29% (31% in 1996) in any geographic area and no more than 3% (5% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997 37% (42% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed apartment building properties.


(8)      Pension Plan

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $257, $189 and $214, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

                                                                                   1997             1996              1995
                                                                                   ----             ----              ----
              Service cost (benefits earned during the period)                   $  77,303       $  75,466       $  64,524
              Interest cost on projected benefit obligation                        118,556         105,511          95,283
              Actual return on plan assets                                        (327,965)       (210,583)       (249,294)
              Net amortization and deferral                                        196,366         101,795         143,353
                                                                                 ---------       ---------       ---------
                                                                                 $  64,260       $  72,189       $  53,866
                                                                                 =========       =========       =========

         Basis for measurements, net periodic pension cost:

                                                                                      1997              1996              1995
                                                                                      ----              ----              ----
              Weighted average discount rate                                         6.50%             6.00%             7.50%
              Rate of increase in future compensation levels                         4.75%             4.25%             6.25%
              Expected long-term rate of return on plan assets                       7.25%             6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

                                                                                    1997             1996
                                                                                    ----             ----
              Accumulated benefit obligation:
                Vested                                                           $1,547,462       $1,338,554
                Nonvested                                                            13,531           11,149
                                                                                 ----------       ----------
                                                                                 $1,560,993       $1,349,703
                                                                                 ==========       ==========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date       $2,033,761       $1,847,828
                Plan assets at fair value                                         2,212,848        1,947,933
                                                                                 ----------       ----------
                  Plan assets in excess of projected benefit obligation             179,087          100,105
                Unrecognized prior service cost                                      34,658           37,870
                Unrecognized net gains                                             (330,656)        (201,952)
                Unrecognized net asset at transition                                 33,337           37,158
                                                                                 ----------       ----------
                                                                                 $  (83,574)      $  (26,819)
                                                                                 ==========       ==========

         Basis for measurements, funded status of plan:

                                                                    1997       1996
                                                                    ----       ----
              Weighted average discount rate                        6.00%     6.50%
              Rate of increase in future compensation levels        4.25%     4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau, an affiliate.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(9)      Postretirement Benefits Other Than Pensions

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $891 and $840, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $94, $78 and $66, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:

                                                            1997           1996
                                                            ----           ----
Accrued postretirement benefit expense:
  Retirees                                               $  93,327      $  92,954
  Fully eligible, active plan participants                  31,580         23,749
  Other active plan participants                           112,951         83,986
                                                         ---------      ---------
    Accumulated postretirement benefit obligation          237,858        200,689
  Plan assets at fair value                                 69,165         63,044
                                                         ---------      ---------
    Plan assets less than accumulated postretirement
      benefit obligation                                  (168,693)      (137,645)
   Unrecognized transition obligation of affiliates          1,481          1,654
   Unrecognized net gains                                    1,576        (23,225)
                                                         ---------      ---------
                                                         $(165,636)     $(159,216)
                                                         =========      =========

         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

                                                   1997          1996         1995
                                                   ----          ----         ----
Service cost (benefits attributed to employee
  service during the year)                        $ 7,077      $ 6,541      $ 6,235
Interest cost on accumulated postretirement
  benefit obligation                               14,029       13,679       14,151
Actual return on plan assets                       (3,619)      (4,348)      (2,657)
Amortization of unrecognized transition
  obligation of affiliates                            173          173        2,966
Net amortization and deferral                        (528)       1,830       (1,619)
                                                  -------      -------      -------
                                                  $17,132      $17,875      $19,076
                                                  =======      =======      =======

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Actuarial assumptions used for the measurement of the APBO as of December 31, 1997, 1996 and 1995 and the NPPBC for 1997, 1996 and 1995
         were as follows:

                                                                  1997      1996       1995
                                                                  ----      ----       ----
APBO:
  Discount rate                                                   6.70%      7.25%      6.75%
  Assumed health care cost trend rate:
      Initial rate                                               12.13%     11.00%     11.00%
      Ultimate rate                                               6.12%      6.00%      6.00%
      Uniform declining period                                12 Years   12 Years   12 Years

NPPBC:
  Discount rate                                                   7.25%      6.65%      8.00%
  Long term rate of return on plan assets, net of tax             5.89%      4.80%      8.00%
  Assumed health care cost trend rate:
      Initial rate                                               11.00%     11.00%     10.00%
      Ultimate rate                                               6.00%      6.00%      6.00%
      Uniform declining period                                12 Years   12 Years   12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $410 and the NPPBC for the year ended December 31, 1997 by $46.


(10)     Regulatory Risk-Based Capital and Dividend Restriction

         Ohio, the Company's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements.

         The statutory capital shares and surplus of the Company as reported to regulatory authorities as of December 31, 1997, 1996 and 1995 was $74,820, $71,390 and $54,978, respectively. The statutory net income of the Company as reported to regulatory authorities for the years ended December 31, 1997, 1996 and 1995 was $7,446, $670 and $8,023,
         respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1997, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $7,482.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(11)     Transactions With Affiliates

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $703, $410 and $287, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $2,564, $2,682 and $2,596 in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $4,981 and $2,275 as of December 31, 1997 and 1996, respectively.

         Effective December 31, 1996, the Company entered into an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a 100% coinsurance with funds withheld basis. On December 31, 1997, the agreement was amended to a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the modified coinsurance agreement are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NLIC in 1997 are included in NLIC's results of operations for 1997 and include premiums of $300,617, net investment income of $57,072 and benefits, claims and other expenses of $343,426.

         Under the 100% coinsurance with funds withheld agreement, the Company recorded a liability equal to the amount due to NLIC as of December 31, 1996 for $679,571, which represents the future policy benefits of the fixed individual deferred annuity contracts ceded. In consideration for the initial inforce business reinsured, NLIC paid the Company $26,473 in commission and expense allowances which were applied to the Company's deferred policy acquisition costs as of December 31, 1996. No significant gain or loss was recognized as a result of the agreement.

         During 1997, the Company sold fixed maturity securities available-for-sale at fair value of $27,253 to NLIC. The Company recognized a $693 gain on the transactions.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $18,968 and $492 as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying balance sheets.

         Certain annuity products are sold through an affiliated company. Total commissions paid to the affiliate for the three years ended December 31, 1997 were $8,053, $14,644 and $5,949, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(12)     Segment Information

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by an affiliated company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses are reported in the Corporate and Other segment.

         The following table summarizes the revenues and income (loss) before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

                                                        1997             1996            1995
                                                        ----             ----            ----
Revenues:
   Variable Annuities                                $     9,950      $     4,591      $   2,927
   Fixed Annuities                                         7,752           51,643         50,056
   Life Insurance                                            182              165            185
   Corporate and Other                                     6,111            1,545            234
                                                     -----------      -----------      ---------
                                                     $    23,995      $    57,944      $  53,402
                                                     ===========      ===========      =========

Income (loss) before federal income tax expense:
   Variable Annuities                                $     7,267      $     1,094      $   1,196
   Fixed Annuities                                         3,202            5,156          5,633
   Life Insurance                                           (228)              (1)          (381)
   Corporate and Other                                     6,111            1,544            699
                                                     -----------      -----------      ---------
                                                     $    16,352      $     7,793      $   7,147
                                                     ===========      ===========      =========

Assets:
   Variable Annuities                                $   925,021      $   503,111      $ 267,097
   Fixed Annuities                                       989,116          787,682        643,313
   Life Insurance                                          2,228            2,597          2,665
   Corporate and Other                                    88,933           73,031         54,507
                                                     -----------      -----------      ---------
                                                     $ 2,005,298      $ 1,366,421      $ 967,582
                                                     ===========      ===========      =========

PART C. OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS                                                PAGE

              (a) Financial Statements:

                  (1) Financial statements included
                      in Prospectus
                      (Part A):                                                                  15

                  (2) Financial statements included
                      in Part B as required:                                                     57

              Nationwide VA Separate Account-B:

                      Independent Auditors' Report.                                              57

                      Statement of Assets, Liabilities and Contract Owners'                      58
                      Equity as of December 31, 1997.


                      Statements of Operations and Changes in                                    61
                      Contract Owners' Equity for the year ended
                      December 31, 1997 and for the period February 1, 1996
                      (commencement of operations) through December 31, 1996.


                      Notes to Financial Statements.                                             71


              Nationwide Life and Annuity Insurance Company:

                      Independent Auditors' Report.                                              77


                      Balance Sheets as of December 31, 1997 and 1996.                           78

                      Statements of Income for the                                               79
                      years ended December 31, 1997, 1996 and
                      1995.

                      Statements of Shareholder's                                                80
                      Equity for the years ended December 31,
                      1997, 1996 and 1995.

                      Statements of Cash Flows for                                               81
                      the years ended December 31, 1997, 1996
                      and 1995.

                      Notes to Financial Statements.                                             82

                      Schedule I - Summary of Investments - Other
                      Than Investments in Related Parties                                       116

                      Schedule III - Supplementary Insurance Information                        117

                      Schedule IV - Reinsurance                                                 118

                      Schedule V - Valuation and Qualifying Accounts                            119

                                   97 of 120

Item 24.      (b) Exhibits

                        (1)  Resolution of the Depositor's Board of                                *
                             Directors authorizing the establishment of
                             the Registrant.

                        (2)  Not Applicable                                                        *

                        (3) Underwriting or Distribution of contracts between the Registrant and Principal
                             Underwriter.

                        (4)  The form of the variable annuity contract                             *


                        (5)  Variable Annuity Application- Attached hereto.


                        (6)  Articles of Incorporation of Depositor -                              *

                        (7)  Not Applicable

                        (8)  Not Applicable

                        (9)  Opinion of Counsel                                                    *

                       (10)  Not Applicable

                       (11)  Not Applicable

                       (12)  Not Applicable

                       (13)  Performance Advertising Calculation                                   *
                             Schedule.

              *Filed  previously in connection with this  registration  statement
               (SEC File No. 33-86408) on November 14, 1994, and hereby incorporated by reference.

                                   98 of 120

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365


                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH 43701


                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411


                          Willard J. Engel                                       Director
                          300 East Marshall Street
                          Marshall, MN 56258


                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH 44691

                          Charles L. Fuellgraf, Jr.                              Director
                          600 South Washington Street
                          Butler, PA  16001

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer-
                          One Nationwide Plaza                        Nationwide Insurance Enterprise
                          Columbus, OH  43215                                  and Director


                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH 43025

                          Yvonne L. Montgomery                                   Director
                          2859 Paces Ferry Road
                          Atlanta, GA 30339


                          C. Ray Noecker                                         Director
                          2770 Winchester Southern S.
                          Ashville, OH 43103

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                                   99 of 120

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          10835 Georgetown Street NE
                          Louisville, OH  44641

                          Harold W. Weihl                                        Director
                          14282 King Road
                          Bowling Green, OH  43402


                          Dennis W. Click                              Vice President and Secretary
                          One Nationwide Plaza
                          Columbus, OH  43215


                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward Jr.                         Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH 43215

                          W. Sidney Druen                            Senior Vice President and General
                          One Nationwide Plaza                        Counsel and Assistant Secretary
                          Columbus, OH  43215

                          Harvey S. Galloway, Jr.                  Senior Vice President-Chief Actuary-
                          One Nationwide Plaza                          Life, Health and Annuities
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215


                          Susan A. Wolken                              Senior Vice President - Life
                          One Nationwide Plaza                              Company Operations
                          Columbus, OH 43215


                          Michael D. Bleiweiss                                Vice President-
                          One Nationwide Plaza                         Individual Annuity Operations
                          Columbus, OH  43215

                                   100 of 120

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                  Life Marketing and Administrative Services
                          Columbus, OH  43215


                          Timothy E. Murphy                                   Vice President-
                          One Nationwide Plaza                              Strategic Marketing
                          Columbus, Ohio  43215

                          R. Dennis Noice                                     Vice President-
                          One Nationwide Plaza                               Retail Operations
                          Columbus, OH  43215

                          Joseph P. Rath
                          One Nationwide Plaza                                Vice President
                          Columbus, OH  43215

Item 26.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
                *     Subsidiaries for which separate financial statements are filed
                **    Subsidiaries included in the respective consolidated financial statements
                ***   Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
                ****  other subsidiaries


                                   101 of 120

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Affiliate Agency, Inc.                       Delaware                         Life Insurance Agency

         Affiliate Agency of Ohio, Inc.                 Ohio                           Life Insurance Agency

         Allnations, Inc.                               Ohio                           Promotes cooperative insurance corporations
                                                                                       worldwide
         American Marine Underwriters, Inc.           Florida                          Underwriting Manager

         Auto Direkt Insurance Company                Germany                          Insurance Company

         The Beak and Wire Corporation                  Ohio                           Radio Tower Joint Venture


         California Cash Management Company          California                        Inactive


         Colonial County Mutual Insurance              Texas                           Insurance Company
         Company

         Colonial Insurance Company of               Wisconsin                         Insurance Company
         Wisconsin

         Columbus Insurance Brokerage and             Germany                          Insurance Broker

         Service GMBH

         Companies Agency, Inc.                      Wisconsin                         Insurance Broker

         Companies Agency Insurance Services         California                        Insurance  Broker
         of California

         Companies Agency of Alabama, Inc.            Alabama                          Insurance Broker


         Companies Agency of Georgia, Inc.            Georgia                          Insurance Broker

         Companies Agency of Idaho, Inc.               Idaho                           Insurance Broker

         Companies Agency of Kentucky, Inc.           Kentucky                         Insurance Broker

         Companies Agency of Massachusetts,        Massachusetts                       Insurance Broker
         Inc.

         Companies Agency of New York, Inc.           New York                         Insurance Broker

         Companies Agency of Pennsylvania, Inc.     Pennsylvania                       Insurance Broker

         Companies Agency of Phoenix, Inc.            Arizona                          Insurance Broker


         Companies Agency of Texas, Inc.               Texas                           Local Recording Agent (P&C)

         Companies Annuity Agency of Texas,            Texas                           Group and Variable Contract Agent
         Inc.

         Cooperative Service Company                  Nebraska                         Insurance Agency


         Countrywide Services Corporation             Delaware                         Products Liability, Investigative and Claims
                                                                                       Management Services

         EMPLOYERS INSURANCE OF WAUSAU A             Wisconsin                         Mutual Insurance Company
         Mutual Company


                                                            102 of 120

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
     **  Employers Life Insurance Company of         Wisconsin                         Life Insurance Company
         Wausau

         F & B, Inc.                                    Iowa                           Insurance Agency


         Farmland Mutual Insurance Company              Iowa                           Mutual Insurance Company

         Financial Horizons Distributors              Alabama                          Life Insurance Agency
         Agency of Alabama, Inc.

         Financial Horizons Distributors                Ohio                           Life Insurance Agency
         Agency of Ohio, Inc.

         Financial Horizons Distributors              Oklahoma                         Life Insurance Agency
         Agency of Oklahoma, Inc.

         Financial Horizons Distributors               Texas                           Life Insurance Agency
         Agency of Texas, Inc.

      *  Financial Horizons Investment Trust       Massachusetts                       Investment Company

         Financial Horizons Securities                Oklahoma                         Broker Dealer
         Corporation

         Gates, McDonald & Company                      Ohio                           Cost Control Business

         Gates, McDonald & Company of Nevada           Nevada                          Self-Insurance Administration Claims
                                                                                       Examinations and Data Processing Services
         Gates, McDonald & Company of New             New York                         Workers Compensation Claims Administration
         York, Inc.

         Gates McDonald Health Plus, Inc.               Ohio                           Managed Care Organization

         Greater La Crosse Health Plans, Inc.        Wisconsin                         Commercial Health and Medicare Supplement
                                                                                       Insurance
         Insurance Intermediaries, Inc.                 Ohio                           Insurance Broker and Insurance Agency

         Irvin L. Schwartz and Associates, Inc.         Ohio                           Insurance Agency

         Key Health Plan, Inc.                       California                        Pre-paid Health Plans

         Landmark Financial Services of New           New York                         Life Insurance Agency
         York, Inc.

         Leben Direkt Insurance Company               Germany                          Life Insurance Company

         Lone Star General Agency, Inc.                Texas                           Insurance Agency

     **  MRM Investments, Inc.                          Ohio                           Owns and Operates a Recreational Ski Facility

     **  National Casualty Company                   Wisconsin                         Insurance Company

         National Casualty Company of America,     Great Britain                       Insurance Company
         Ltd.

     **  National Premium and Benefit                 Delaware                         Insurance Administrative Services
         Administration Company

     **  Nationwide Advisory Services, Inc.             Ohio                           Registered Broker-Dealer, Investment Manager
                                                                                       and Administrator

                                   103 of 120

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Nationwide Agency, Inc.                        Ohio                           Insurance Agency

         Nationwide Agribusiness Insurance              Iowa                           Insurance Company
         Company

         Nationwide Asset Allocation Trust         Massachusetts                       Investment Company

         Nationwide Cash Management Company             Ohio                           Investment Securities Agent

         Nationwide Community Urban                     Ohio                           Redevelopment of blighted areas within the
         Redevelopment Corporation                                                     City of Columbus, Ohio

         Nationwide Corporation                         Ohio                           Organized for the purpose of acquiring,
                                                                                       holding, encumbering, transferring,
                                                                                       or otherwise disposing of shares,
                                                                                       bonds, and other evidences of
                                                                                       indebtedness, securities, and
                                                                                       contracts of other persons,
                                                                                       associations, corporations,
                                                                                       domestic or foreign and to form or
                                                                                       acquire the control of other
                                                                                       corporations


         Nationwide/Dispatch LLC                        Ohio                           Engaged in related Arena
                                                                                       development Activity

         Nationwide Financial Institution             Delaware                         Insurance Agency
         Distributors Agency, Inc.

         Nationwide Financial Services Capital        Delaware                         Statutory Business Trust
         Trust


         Nationwide Financial Services, Inc.          Delaware                         Organized   for  the   purpose  of acquiring,
                                                                                       holding, encumbering, transferring,
                                                                                       or otherwise disposing of shares,
                                                                                       bonds, and other evidences of
                                                                                       indebtedness, securities, and
                                                                                       contracts of other persons,
                                                                                       associations, corporations,
                                                                                       domestic or foreign and to form or
                                                                                       acquire the control of other
                                                                                       corporations

         Nationwide General Insurance Company           Ohio                           Insurance Company

         Nationwide Global Holdings, Inc.               Ohio                           Holding Company for Enterprise International
                                                                                       Operations
         Nationwide Health Plans, Inc.                  Ohio                           Health Maintenance Organization

      *  Nationwide Indemnity Company                   Ohio                           Reinsurance Company

         Nationwide Insurance Enterprise                Ohio                           Membership Non-Profit Corporation
         Foundation

         Nationwide Insurance Enterprise                Ohio                           Performs shares services functions for the
         Services, Ltd.                                                                Enterprise

         Nationwide Insurance Golf Charities,           Ohio                           Membership Non-Profit Corporation
         Inc.

         Nationwide Investing Foundation              Michigan                         Investment Company

      *  Nationwide Investing                      Massachusetts                       Investment Company
         Foundation II

         Nationwide Investing Foundation III            Ohio                           Investment Company


                                   104 of 120

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Nationwide Investment Services               Oklahoma                         Registered Broker-Dealer in Deferred
         Corporation                                                                   Compensation Market

         Nationwide Investors Services, Inc.            Ohio                           Stock Transfer Agent

     **  Nationwide Life and Annuity Insurance          Ohio                           Life Insurance Company
         Company

     **  Nationwide Life Insurance Company              Ohio                           Life Insurance Company

         Nationwide Lloyds                             Texas                           Texas Lloyds Company

         Nationwide  Management Systems, Inc.           Ohio                           Offers Preferred Provider Organization and
                                                                                       Other Related Products and Services
         Nationwide Mutual Fire Insurance               Ohio                           Mutual Insurance Company
         Company

         Nationwide Mutual Insurance Company            Ohio                           Mutual Insurance Company


         Nationwide Properties, Ltd.                    Ohio                           Develops, owns and operates real estate and
                                                                                       real estate investments
         Nationwide Property and Casualty               Ohio                           Insurance Company
         Insurance Company

         Nationwide Realty Investors, Ltd.              Ohio                           Develops, owns and operates real estate and
                                                                                       real estate investments
      *  Nationwide Separate Account Trust         Massachusetts                       Investment Company

         NEA Valuebuilder Investor Services,          Delaware                         Life Insurance Agency
         Inc.

         NEA Valuebuilder Investor Services of        Alabama                          Life Insurance Agency
         Alabama, Inc.

         NEA Valuebuilder Investor Services of        Arizona                          Life Insurance Agency
         Arizona, Inc.

         NEA Valuebuilder Investor Services of        Montana                          Life Insurance Agency
         Montana, Inc.

         NEA Valuebuilder Investor Services of         Nevada                          Life Insurance Agency
         Nevada, Inc.

         NEA Valuebuilder Investor Services of          Ohio                           Life Insurance Agency
         Ohio, Inc.


         NEA Valuebuilder Investor Services of        Oklahoma                         Life Insurance Agency
         Oklahoma, Inc.


         NEA Valuebuilder Investor Services of         Texas                           Life Insurance Agency
         Texas, Inc.

         NEA Valuebuilder Investor Services of        Wyoming                          Life Insurance Agency
         Wyoming, Inc.

         NEA Valuebuilder Services Insurance       Massachusetts                       Life Insurance Agency
         Agency, Inc.

         Neckura General Insurance Company            Germany                          Insurance Company

         Neckura Holding Company                      Germany                          Administrative Service for Neckura Insurance
                                                                                       Group
         Neckura Insurance Company                    Germany                          Insurance Company

         Neckura Life Insurance Company               Germany                          Life Insurance Company

                                   105 of 120

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         NWE, Inc.                                      Ohio                           Special Investments

         PEBSCO of Massachusetts Insurance         Massachusetts                       Markets and Administers Deferred Compensation
         Agency, Inc.                                                                  Plans for Public Employees

         PEBSCO of Texas, Inc.                         Texas                           Markets and Administers Deferred Compensation
                                                                                       Plans for Public Employees
         Pension Associates of Wausau, Inc.          Wisconsin                         Pension plan administration, record keeping
                                                                                       and consulting and compensation consulting
         Physicians Plus Insurance Corporation       Wisconsin                         Health Maintenance Organization

         Prevea Health Insurance Plan, Inc.          Wisconsin                         Health Maintenance Organization

         Public Employees Benefit Services            Delaware                         Markets and Administers Deferred Compensation
         Corporation                                                                   Plans for Public Employees

         Public Employees Benefit Services            Alabama                          Markets and Administers Deferred Compensation
         Corporation of Alabama                                                        Plans for Public Employees

         Public Employees Benefit Services            Arkansas                         Markets and Administers Deferred Compensation
         Corporation of Arkansas                                                       Plans for Public Employees

         Public Employees Benefit Services            Montana                          Markets and Administers Deferred Compensation
         Corporation of Montana                                                        Plans for Public Employees

         Public Employees Benefit Services           New Mexico                        Markets and Administers Deferred Compensation
         Corporation of New Mexico                                                     Plans for Public Employees

         Scottsdale Indemnity Company                   Ohio                           Insurance Company

         Scottsdale Insurance Company                   Ohio                           Insurance Company

         Scottsdale Surplus Lines Insurance           Arizona                          Excess and Surplus Lines Insurance Company
         Company

         SVM Sales GmbH, Neckura Insurance            Germany                          Sales support for Neckura Insurance Group
         Group

         TIG Countrywide Insurance Group             California                        Independent Agency Personal Lines Underwriter

         Wausau (Bermuda) Ltd.                        Bermuda                          Rent-a-captive Reinsurer

         Wausau Business Insurance Company           Wisconsin                         Insurance Company

         Wausau General Insurance Company             Illinois                         Insurance Company

         Wausau Insurance Company (U.K.)           United Kingdom                      Insurance and Reinsurance Company
         Limited

         Wausau International Underwriters           California                        Special Risks, Excess and Surplus Lines
                                                                                       Insurance Underwriting Manager
     **  Wausau Preferred Health Insurance           Wisconsin                         Insurance and Reinsurance Company
         Company

         Wausau Service Corporation                  Wisconsin                         Holding Company

         Wausau Underwriters Insurance Company       Wisconsin                         Insurance Company

                                   106 of 120


                                                                          NO. VOTING SECURITIES
                                                     STATE           (SEE ATTACHED CHART) UNLESS
                                                OF ORGANIZATION          OTHERWISE INDICATED
                        COMPANY                                                                             PRINCIPAL BUSINESS
      *  MFS Variable Account                           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  NACo Variable Account                          Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide DC Variable Account                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
         Nationwide DCVA-II                             Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Separate Account No. 1                         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Multi-Flex Variable Account         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide VA Separate Account-A               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
      *  Nationwide VA Separate Account-B               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
      *  Nationwide VA Separate Account-C               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
         Nationwide VA Separate Account-Q               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
      *  Nationwide Variable Account                    Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-II                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-3                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-4                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-5                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Fidelity Advisor Variable           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
         Account                                                     Account
      *  Nationwide Variable Account-6                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
         Nationwide Variable Account-8                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Variable Account-9                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
         Account-A                                                   Separate Account                Policies

         Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
         Account-B                                                   Separate Account                Policies

         Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
         Account-C                                                   Separate Account                Policies


      *  Nationwide VLI Separate Account                Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies
      *  Nationwide VLI Separate Account-2              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies
      *  Nationwide VLI Separate Account-3              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies


                                  107 of 120

         Nationwide VLI Separate Account-4              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies



                                                            108 of 120

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|  KEY HEALTH PLAN, INC.  |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|                         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 1,000      |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
| 80%          $1,828,478 |       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $1,461,761 |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |         COMPANIES       |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |         |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |         |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |         |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |         |WSC-100%      $10,000    |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |                                                     |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |         |    PENSION ASSOCIATES   |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |         |      OF WAUSAU, INC.    |
|                         |   |   |                         |   |   |        CORPORATION       |         |Common Stock: 1,000      |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |         |------------  Shares     |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |         |                         |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |         |                         |
|                         |   |   |                         |   |   |---------------  Shares   |         |Companies        Cost    |
|                         |   |   |                         |   |   |                          |         |Agency, Inc.     ----    |
|              Cost       |   |   |              Cost       |   |   |                Cost      |         |(Wisconsin)-100% $10,000 |
|              ----       |   |   |              ----       |   |   |                ----      |         |                         |
|WSC-100%      $1,000     |   |   |WSC-100%      $1,000     |   |   |WSC-33-1/3%     $6,215,459|         |                         |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |
                              |   ---------------------------   |   ----------------------------
                              |   |         WAUSAU          |   |   |      PREVEA HEALTH       |
                              |   |     (BERMUDA) LTD.      |   |   |  INSURANCE PLAN, INC.    |
                              |   | Common Stock:  120,000  |   |   |Common Stock: 3,000 Shares|
                              |   | -------------  Shares   |   |   |------------              |
                              ----|                         |   ----|                          |
                                  |                         |       |                          |
                                  |                Cost     |       |              Cost        |
                                  |                ----     |       |              ----        |
                                  | WSC-100%      $5,000,000|       |WSC-33-1/3%   $500,000    |
                                  ---------------------------       ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:   10,330 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-18.6%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-18.6%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-6.8%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-6.8%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |--------     |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |       |     |    |                 Cost         |         |        |                 Cost         |
|                 ----         |       |     |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |       |     |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
              |                        |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|        F & B, INC.           |       |     |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |       |     |    |     COMPANY OF WINCONSIN     |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |       |     |    |          (COLONIAL)          |         |        |                              |
|------------                  | ------|     |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |       |     |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |       |     |    |                 Cost         |         |        |                Cost          |
|Farmland                      |       |     |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |       |     |    |Casualty-100%    $41,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
                                       |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|    COOPERATIVE SERVICE       |       |     |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|          COMPANY             |       |     |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    600 Shares   |       |     |    |            (SIC)             |         |        |                              |
|------------                  |       |     |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |--------     |----|------------     Shares       | ----    |--------|------------     Shares       |
|                 ----         |             |    |                 Cost         |    |    |        |                 Cost         |
|Farmland         $3,506,173   |             |    |                 ----         |    |    |        |                 ----         |
|Mutual-100%                   |             |    |Casualty-100%    $150,000,000 |    |    |        |Neckura-100%     DM 1,656,925 |
|                              |             |    |                              |    |    |        |                              |
|                              |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
| NATIONWIDE AGRIBUSINESS      |             |    |          SCOTTSDALE          |    |    |        |       COLUMBUS INSURANCE     |
|    INSURANCE COMPANY         |             |    |        SURPLUS LINES         |    |    |        |      BROKERAGE AND SERVICE   |
|Common Stock:    1,000,000    |             |    |       INSURANCE COMPANY      |    |    |        |              GmbH            |
|------------     Shares       |------------ |    | Common Stock:    100,000     |    |    |        |Common Stock:    1 Share      |
|                              |             |    | ------------     Shares      | ---|    |--------|------------                  |
|                    Cost      |             |    |                              |    |    |        |                 Cost         |
|Casualty-99.9%      ----      |             |    |                   Cost       |    |    |        |                 ----         |
|Other Capital:   $26,714,335  |             |    |                   ----       |    |    |        |Neckura-100%     DM 51,639    |
|-------------                 |             |    | SIC-100%          $6,000,000 |    |    |        |                              |
|Casualty-Ptd.    $   713,576  |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
|    NATIONAL CASUALTY         |             |    |      NATIONAL PREMIUM &      |    |    |        |          LEBEN DIREKT        |
|          COMPANY             |             |    |    BENEFIT ADMINISTRATION    |    |    |        |        INSURANCE COMPANY     |
|           (NC)               |             |    |           COMPANY            |    |    |        |                              |
|Common Stock:    100 Shares   |             |    |Common Stock:    10,000       |    |    |        |Common Stock:    4,000 Shares |
|------------                  |-------------     |------------     Shares       |-----    ---------|------------                  |
|                 Cost         |                  |                 Cost         |         |        |                 Cost         |
|                 ----         |                  |                 ----         |         |        |                 ----         |
|Casualty-100%    $67,442,439  |                  |Scottsdale-100%  $10,000      |         |        |Neckura-100%     DM 4,000,000 |
|                              |                  |                              |         |        |                              |
|                              |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
              |                                                                            |
--------------------------------                  --------------------------------         |        --------------------------------
|    NCC OF AMERICA, LTD.      |                  |         SVM SALES            |         |        |          AUTO DIREKT         |
|        (INACTIVE)            |                  |            GmbH              |         |        |       INSURANCE COMPANY      |
|                              |                  |                              |         |        |                              |
|                              |                  |Common Stock:    50 Shares    |         |        |Common Stock:    1,500 Shares |
|                              |                  |------------                  |----------------- |------------                  |
|                              |                  |                 Cost         |                  |                 Cost         |
|NC-100%                       |                  |                 ----         |                  |                 ----         |
|                              |                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
|                              |                  |                              |                  |                              |
|                              |                  |                              |                  |                              |
--------------------------------                  --------------------------------                  --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
  |     |------------     Shares       |     |    |                 Cost         |
  |     |                 Cost         |     |    |                 ----         |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
  |     --------------------------------     |    --------------------------------
  |                   ||                     |
  |     --------------------------------     |    --------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
  |     |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
  |     |                              |     |    |          (Inactive)          |
  |     |Surplus Debentures            |     |    |                              |
  |     |------------------            |     |----|                              |
  |     |                 Cost         |     |    |                              |
  |     |                 ----         |     |    |                              |
  |     |Colonial         $500,000     |     |    |Casualty-100%                 |
  |     |Lone Star         150,000     |     |    |                              |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |         THE BEAK AND         |
  |     |      INSURANCE COMPANY       |     |    |       WIRE CORPORATION       |
  |     |Common Stock     12,500       |     |    |                              |
   -----|------------     Shares       |     |    |Common Stock:    750 Shares   |
  |     |                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $1,419,000   |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |  NATIONWIDE/DISPATCH LLC     |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |                              |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  - - - |Liability Company             |     - - -|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          |                              |
                                                  --------------------------------

Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Lines
Limited Liability Company -- Dotted Line

December 31, 1997

                                                                                                                        (Left Side)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      PROPERTIES, LTD.     |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    - -|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    - -|  |                           |  ||
| ------                    |     |                           |==||
|                           |     |                           |  ||
|                           |     |                           |  ||
| NW Life -97.6%            |     |                           |  ||
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||
 ---------------------------       ---------------------------   ||
                                                                 ||
                                   ---------------------------   ||
                                  |         NATIONWIDE        |  ||
                                  |      SEPARATE ACCOUNT     |  ||
                                  |            TRUST          |  ||
                                  |                           |  ||
                                  |                           |__||
                                  |                           |
                                  |                           |
                                  |                           |
                                  |      COMMON LAW TRUST     |
                                   ---------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |        ----------------------------------------------------------
                                                                 |        |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                  |-----------------------------------------------------------------
                                                    ---------------------------                      |
                                                   |    NATIONWIDE FINANCIAL   |                     |
                                                   |    SERVICES, INC. (NFS)   |                     |
                                                   |                           |                     |
                                                   | Common Stock: Control     |                     |
                                                   | ------------  -------     |                     |
                                                   |                           |                     |
                                                   |                           |                     |
                                                   | Class A     Public--100%  |                     |
                                                   | Class B     NW Corp--100% |                     |
                                                    ---------------------------                      |
                                                                  |                                  |
              ----------------------------------------------------------------------                 |
              |                               |                                    |                 |
 ---------------------------    ---------------------------         ---------------------------      |   -------------------------
|    IRVIN L. SCHWARTZ      |  | PUBLIC EMPLOYEES BENEFIT  |       |      NEA VALUEBUILDER     |     |  |    NATIONWIDE GLOBAL    |
|       & ASSOCIATES        |  |   SERVICES CORPORATION    |       |   INVESTOR SERVICES, INC. |     |  |      HOLDINGS, INC.     |
|                           |  |         (PEBSCO)          |       |             (NEA)         |     |  |                         |
| Common Stock: Control     |  | Common Stock: 236,494     |==||   | Common Stock: 500         |= || |  | Common Stock: 1 Share   |
| ------------  -------     |  | ------------  Shares      |  ||   | ------------  Shares      |  || |--| ------------            |
|                           |  |                           |  ||   |                           |  || |  |                         |
|                           |  |                           |  ||   |                           |  || |  |             Cost        |
| Class A     Other -100%   |  |                           |  ||   |                           |  || |  |             ----        |
| Class B     NFS -100%     |  | NFS -100%                 |  ||   | NFS -100%                 |  || |  | NW Corp-100%  $7,000,00 |
----------------------------   ----------------------------   ||   ----------------------------   || |  --------------------------
                                ---------------------------   ||    ---------------------------   || |
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  || |  --------------------------
                               |          ALABAMA          |  ||   |     INVESTOR SERVICES     |  || |  |   MRM INVESTMENT, INC.  |
                               |                           |  ||   |     OF ALABAMA, INC.      |  || |  |                         |
                               | Common Stock: 100,000     |  ||   | Common Stock: 500         |  || |  |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--|| __ | Common Stock: 1 Share   |
                               |                           |  ||   |                           |  ||    | -----------             |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |             Cost        |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%      $5,000     |  ||    |             ----        |
                                ---------------------------   ||    ---------------------------   ||    | NW Corp.-100% $7,000,000|
                                                              ||                                  ||    --------------------------
                                ---------------------------   ||    ---------------------------   ||
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||
                               |         ARKANSAS          |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF ARIZONA, INC.     |  ||
                               | Common Stock: 50,000      |  ||   | Common Stock: 100         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $1,000      |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||
                               |  PEBSCO OF MASSACHUSETTS  |  ||   |     NEA VALUEBUILDER      |  ||
                               |  INSURANCE AGENCY, INC.   |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF MONTANA, INC.     |  ||
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |          MONTANA          |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF NEVADA, INC.      |  ||    |      OF OHIO, INC.      |
                               | Common Stock: 500         |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |        NEW MEXICO         |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF WYOMING, INC.     |  ||    |    OF OKLAHOMA, INC.    |
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                               |                           |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |                           |  ||   |    SERVICES INSURANCE     |  ||    |   INVESTOR SERVICES     |
                               |         PEBSCO OF         |  ||   |       AGENCY, INC.        |  ||    |     OF TEXAS, INC.      |
                               |        TEXAS, INC.        |  ||   | Common Stock: 100         |  ||    |                         |
                               |                           |==||   | ------------  Shares      |--||=== |                         |
                               |                           |       |                           |        |                         |
                               |                           |       |               Cost        |        |                         |
                               |                           |       |               ----        |        |                         |
                               |                           |       | NEA -100%     $1,000      |        |                         |
                                ---------------------------         ---------------------------         --------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |          NATIONWIDE          |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |    HEALTH PLANS, INC. (NHP)  |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP. -100%  $25,683,532 |  |  | NW CORP. -100%  $126,509,480 |  |  | NW CORP. -100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   200          |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NHP             Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | GATES -100%     $106,947    |     | ELIOW -100%     $57,413,193  |  |  | Inc. -100%      $25,149      |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |                                                                         |
           |    -----------------------------                                        |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |                                       |  |            NATIONWIDE        |
           |   |         OF NEVADA           |                                       |  |          AGENCY, INC.        |
           |   |                             |                                       |  |                              |
           |   | Common Stock:   40          |                                       |  | Common Stock:   100          |
           |-- | ------------    Shares      |                                       |--| ------------    Shares       |
           |   |                             |                                          |                              |
           |   |                 Cost        |                                          |                 Cost         |
           |   |                 ----        |                                          | NHP             ----         |
           |   | Gates -100%     $93,750     |                                          | Inc. -99%       $116,077     |
           |    -----------------------------                                            ------------------------------
           |
           |    -----------------------------
           |   |       GATESMCDONALD         |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | Gates -100%     $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line





                                                                                                         December 31, 1997

                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of Contract Owners of Qualified and Non-Qualified Contracts as of January 31, 1998 was 2,283 and 1,384, respectively.


Item 28.      INDEMNIFICATION

              Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Advisory Services, Inc. ("NAS") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable
                    Account, Nationwide DCVA II, Nationwide Variable
                    Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VLI Separate Account-2, Nationwide
                    VLI Separate Account-3, Nationwide VLI Separate Account-4, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.

                    NAS also acts as principal underwriter for Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Asset Allocation Trust and Nationwide Investing Foundation II, and Nationwide Investing Foundation III which are open-end management investment companies.


              (b)               NATIONWIDE ADVISORY SERVICES, INC.
                                         DIRECTORS AND OFFICERS

                                                                       POSITIONS AND OFFICES
         NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
Joseph J. Gasper                                                       President and Director
One Nationwide Plaza
Columbus, OH  43215

Dimon R. McFerson                                              Chairman of the Board of Directors and
One Nationwide Plaza                                                        Chairman and
Columbus, OH  43215                                             Chief Executive Officer--Nationwide
                                                                 Insurance Enterprise and Director

Robert A. Oakley                                             Executive Vice President - Chief Financial
One Nationwide Plaza                                                    Officer and Director
Columbus, OH  43215

                                   111 of 120

         (b)                NATIONWIDE ADVISORY SERVICES, INC.
                                    DIRECTORS AND OFFICERS

Susan A. Wolken                                                               Director
One Nationwide Plaza
Columbus, OH 43215


Robert J. Woodward, Jr.                                     Executive Vice President - Chief Investment
One Nationwide Plaza                                                    Officer and Director
Columbus, OH 43215


Elizabeth A. Davin                                                      Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215


W. Sidney Druen                                                      Senior Vice President and
One Nationwide Plaza                                                    General Counsel and
Columbus, OH  43215                                                     Assistant Secretary

Dennis W. Click                                                              Secretary
One Nationwide Plaza
Columbus, OH  43215

Peter J. Neckermann                                                        Vice President
One Nationwide Plaza
Columbus, OH  43215

James F. Laird, Jr.                                                  Vice President and General
One Nationwide Plaza                                                          Manager
Columbus, OH  43215


Edwin P. Mc Causland                                             Senior Vice President-Fixed Income
One Nationwide Plaza                                                         Securities
Columbus, OH 43215


William G. Goslee
One Nationwide Plaza                                                       Vice President
Columbus, OH  43215

Charles Bath
One Nationwide Plaza                                                Vice President - Investments
Columbus, OH  43215

Joseph P. Rath                                                      Vice President - Compliance
One Nationwide Plaza
Columbus, OH 43215


Christopher A. Cray                                                          Treasurer
One Nationwide Plaza
Columbus, OH 43215

David E. Simaitis                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Patricia J. Smith                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215


     (c) NAME OF       NET UNDERWRITING       COMPENSATION ON
        PRINCIPAL         DISCOUNTS AND          REDEMPTION OR         BROKERAGE
       UNDERWRITER        COMMISSIONS            ANNUITIZATION      COMMISSIONS         COMPENSATION
        Nationwide              N/A                      N/A                  N/A                N/A
         Advisory
         Services,
           Inc.

                                   112 of 120

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              Robert O. Cline
              Nationwide Life and Annuity Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
              (b)   include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an
                    applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code is issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

              The Company represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by the Company.


                                   113 of 120

                                   Offered by
                  Nationwide Life and Annuity Insurance Company





                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY




                        Nationwide VA Separate Account-B

                       Deferred Variable Annuity Contract




                                   PROSPECTUS





                                   May 1, 1998





                                   114 of 120

                   INDEPENDENT AUDITORS' CONSENT AND REPORT
                       ON FINANCIAL STATEMENT SCHEDULES

The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of the Nationwide Variable Account-B:



The audits referred to in our report on Nationwide Life and Annuity Insurance Company (the Company) dated January 30, 1998 included the related financial statement schedules as of December 31, 1997, and for each of the years in the three-year period ended December 31, 1997, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth herein.


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.

                                                          KPMG Peat Marwick LLP



Columbus, Ohio


April 24, 1998


                                   115 of 120

                                                                     SCHEDULE I

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            SUMMARY OF INVESTMENTS -
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                ($000's omitted)

                             As of December 31, 1997

--------------------------------------------------------------------------  ----------     ----------     ---------
                             Column A                                         Column B       Column C      Column D
--------------------------------------------------------------------------  ----------     ----------     ---------
                                                                                                           Amount at
                                                                                                          which shown
                                                                                                            in the
                        Type of Investment                                     Cost       Market value   balance sheet
--------------------------------------------------------------------------  ----------    ------------   -------------
Fixed maturity securities available-for-sale:
  Bonds:
    U.S. Government and government agencies and authorities                $  284,851       $291,184       $  291,184
    States, municipalities and political subdivisions                             267            272              272
    Foreign governments                                                         6,077          6,133            6,133
    Public utilities                                                           81,611         83,307           83,307
    All other corporate                                                       407,163        416,023          416,023
                                                                           ----------       --------       ----------
      Total fixed maturity securities available-for-sale                      779,969        796,919          796,919
                                                                           ----------       --------       ----------

Equity securities available-for-sale:
  Common stocks:
    Industrial, miscellaneous and all other                                    11,704         14,767           14,767
                                                                           ----------       --------       ----------
      Total equity securities available-for-sale                               11,704         14,767           14,767
                                                                           ----------       --------       ----------

Mortgage loans on real estate, net                                            219,602                         218,852 (1)
Real estate, net:
  Investment properties                                                         1,428                           1,062 (1)
  Acquired in satisfaction of debt                                              1,779                           1,762 (1)
Policy loans                                                                      215                             215
Short-term investments                                                         18,968                          18,968
                                                                           ----------                      ----------
      Total investments                                                    $1,033,665                      $1,052,545
                                                                           ==========                      ==========

-------------
(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 3 to the financial statements.



See accompanying independent auditor's report.

                                                                   SCHEDULE III

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                      SUPPLEMENTARY INSURANCE INFORMATION
                                ($000's omitted)

   As of December 31, 1997, 1996 and 1995 and for each of the years then ended

----------------------------------- ---------------- -------------------- ------------------- ------------------ ---------------
             Column A                  Column B           Column C             Column D           Column E          Column F
----------------------------------- ---------------- -------------------- ------------------- ------------------ ---------------
                                       Deferred         Future policy                           Other policy
                                        policy        benefits, losses,        Unearned          claims and
                                      acquisition        claims and            premiums       benefits payable      Premium
             Segment                     costs          loss expenses            (1)                 (1)            revenue
----------------------------------- ---------------- -------------------- ------------------- ------------------ ---------------
1997: Variable Annuities               $ 34,026          $     --                                                     $ --
      Fixed Annuities                     4,708           984,408                                                      363
      Life Insurance                        338             1,783                                                       --
      Corporate and Other                (8,985)               --                                                       --
                                       --------          --------                                                     ----
         Total                         $ 30,087          $986,191                                                     $363
                                       ========          ========                                                     ====

1996: Variable Annuities               $ 17,335          $     --                                                     $ --
      Fixed Annuities                     2,691            78,947                                                      246
      Life Insurance                        349             1,773                                                       --
      Corporate and Other                (4,207)               --                                                       --
                                       --------          --------                                                     ----
         Total                         $ 16,168          $ 80,720                                                     $246
                                       ========          ========                                                     ====

1995: Variable Annuities               $  9,966          $     --                                                     $ --
      Fixed Annuities                    23,913           619,400                                                      674
      Life Insurance                        360             1,880                                                       --
      Corporate and Other               (10,834)               --                                                       --
                                       --------          --------                                                     ----
         Total                         $ 23,405          $621,280                                                     $674
                                       ========          ========                                                     ====


----------------------------------- ---------------- -------------------- ------------------- ------------------ ---------------
             Column A                  Column G           Column H             Column I           Column J          Column K
----------------------------------- ---------------- -------------------- ------------------- ------------------ ---------------
                                                                                                    Other
                                    Net investment    Benefits, claims,      Amortization         operating
                                        income           losses and       of deferred policy      expenses          Premiums
             Segment                      (2)        settlement expenses  acquisition costs          (2)            written
----------------------------------- ---------------- -------------------- ------------------- ------------------ ---------------
1997: Variable Annuities               $   (873)             $   238             $ 1,035              $1,410
      Fixed Annuities                     5,927                4,023                 347                 180
      Life Insurance                        166                  120                  20                 270
      Corporate and Other                 6,357                   --                  --                  --
                                       --------              -------             -------              ------
         Total                         $ 11,577              $ 4,381             $ 1,402              $1,860
                                       ========              =======             =======              ======

1996: Variable Annuities               $   (849)             $   238               1,473              $1,786
      Fixed Annuities                    50,197               35,193               5,888               5,407
      Life Insurance                        149                   93                  19                  54
      Corporate and Other                 1,548                   --                  --                  --
                                       --------              -------             -------              ------
         Total                         $ 51,045              $35,524               7,380              $7,247
                                       ========              =======             =======              ======

1995: Variable Annuities               $   (450)             $   107                 739              $  886
      Fixed Annuities                    48,454               33,974               5,211               5,238
      Life Insurance                        169                   99                  24                 443
      Corporate and Other                   935                   --                (466)                 --
                                       --------              -------             -------              ------
         Total                         $ 49,108              $34,180               5,508              $6,567
                                       ========              =======             =======              ======


(1) Unearned premiums and other policy claims and benefits are included in Column C amounts.

(2) Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.



See accompanying independent auditor's report.

                                                                    SCHEDULE IV

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                   REINSURANCE
                                ($000's omitted)

   As of December 31, 1997, 1996 and 1995 and for each of the years then ended

--------------------------------  ---------------  --------------  -------------   -------------   -------------
          Column A                    Column B        Column C        Column D        Column E        Column F
--------------------------------  ---------------  --------------  -------------   -------------   -------------
                                                                                                     Percentage
                                                     Ceded to         Assumed                         of amount
                                      Gross           other         from other          Net            assumed
                                      amount         companies       companies         amount          to net
                                  --------------   --------------  -------------   -------------   -------------
1997:
  Life Insurance in force             $6,519            $456            $ --            $6,063            0.0%
                                      ======            ====            ====            ======            ===

  Premiums:
  Life insurance                      $  363            $ --            $ --            $  363            0.0%
                                      ------            ----            ----            ------            ---
      Total                           $  363            $ --            $ --            $  363            0.0%
                                      ======            ====            ====            ======            ===


1996:
  Life Insurance in force             $7,221            $463            $ --            $6,758            0.0%
                                      ======            ====            ====            ======            ===

  Premiums:
  Life insurance                      $  246            $ --            $ --            $  246            0.0%
                                      ------            ----            ----            ------            ---
      Total                           $  246            $ --            $ --            $  246            0.0%
                                      ======            ====            ====            ======            ===


1995:
  Life Insurance in force             $8,186            $468            $ --            $7,718            0.0%
                                      ======            ====            ====            ======            ===

  Premiums:
    Life insurance                    $  674            $ --            $ --            $  674            0.0%
                                      ------            ----            ----            ------            ---
      Total                           $  674            $ --            $ --            $  674            0.0%
                                      ======            ====            ====            ======            ===


--------------

Note: The life insurance caption represents premiums from life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.


See accompanying independent auditor's report.

                                                                     SCHEDULE V

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                        VALUATION AND QUALIFYING ACCOUNTS
                                ($000's omitted)
                  Years ended December 31, 1997, 1996 and 1995

------------------------------------------------------    ------------ ----------------------------- ------------- -------------
                        Column A                            Column B             Column C              Column D      Column E
------------------------------------------------------    ------------ ----------------------------- ------------- -------------
                                                           Balance at    Charged to     Charged to                  Balance at
                                                            beginning     costs and       other       Deductions      end of
                       Description                          of period     expenses       accounts        (1)          period
------------------------------------------------------    ------------ --------------  ------------- ------------- -------------
1997:
  Valuation allowances - fixed maturity securities           $   --       $ 1,011          $ --          $1,011       $   --
  Valuation allowances - mortgage loans on real estate          934           (53)           --             131          750
  Valuation allowances - real estate                            229            --            --              --          229
                                                             ------       -------          ----          ------       ------
      Total                                                  $1,163       $   958          $ --          $1,142       $  979
                                                             ======       =======          ====          ======       ======


1996:
  Valuation allowances - mortgage loans on real estate       $  750       $   184          $ --          $   --       $  934
  Valuation allowances - real estate                            229            --            --              --          229
                                                             ------       -------          ----          ------       ------
      Total                                                  $  979       $   184          $ --          $   --       $1,163
                                                             ======       =======          ====          ======       ======


1995:
  Valuation allowances - fixed maturity securities           $   --       $   996          $ --          $  996       $   --
  Valuation allowances - mortgage loans on real estate          860          (110)           --              --          750
  Valuation allowances - real estate                            472          (243)           --              --          229
                                                             ------       -------          ----          ------       ------
      Total                                                  $1,332       $   643          $ --          $  996       $  979
                                                             ======       =======          ====          ======       ======

--------
(1) Amounts represent direct write-downs charged against the valuation allowance.

See accompanying independent auditor's report.

                                   SIGNATURES


     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-B, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24th day of April, 1998.


                                       NATIONWIDE VA SEPARATE ACCOUNT-B
                                ---------------------------------------------
                                               (Registrant)

                                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                ---------------------------------------------
                                                (Depositor)






                                                  By/s/JOSEPH P. RATH
                                 ----------------------------------------------
                                                 Joseph P. Rath
                                  Vice President-Product and Market Compliance


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of April, 1998.


              SIGNATURE                                               TITLE
LEWIS J. ALPHIN                                                    Director
-------------------------------------------------
Lewis J. Alphin


A. I. BELL                                                         Director
-------------------------------------------------
A. I. Bell

KEITH W. ECKEL                                                     Director
-------------------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                                   Director
-------------------------------------------------
Willard J. Engel

FRED C. FINNEY                                                     Director
-------------------------------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                                          Director
-------------------------------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                                                 President and Chief
-------------------------------------------------          Operating Office and Director
Joseph J. Gasper

DIMON R. McFERSON                                        Chairman and Chief Executive Officer
-------------------------------------------------  Nationwide Insurance Enterprise and Director
Dimon R. McFerson


DAVID O. MILLER                                       Chairman of the Board and Director
-------------------------------------------------
David O. Miller

YVONNE L. MONTGOMERY                                               Director
-------------------------------------------------
Yvonne L. Montgomery


C. RAY NOECKER                                                     Director
-------------------------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                                           Executive Vice President-
-------------------------------------------------           Chief Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                                                 Director                      By/s/JOSEPH P. RATH
-------------------------------------------------                                       ----------------------------
James F. Patterson                                                                                 Joseph P. Rath
                                                                                                   Attorney-in-Fact
ARDEN L. SHISLER                                                   Director
-------------------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                                  Director
-------------------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                                    Director
-------------------------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                                    Director
-------------------------------------------------
Harold W. Weihl

                                   120 of 120